UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-04642
                                                 -----------------

                          The Phoenix Edge Series Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John R. Flores, Esq.
       Counsel and Secretary for                       Vice President
              Registrant                        Litigation/Employment Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
           One American Row                           One American Row
          Hartford, CT 06102                         Hartford, CT 06102
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                                    GLOSSARY

ADR (AMERICAN DEPOSITORY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

GDR (GLOBAL DEPOSITORY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Foreign companies use GDRs in order to make it easier for investors to buy their shares.

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
DOMESTIC COMMON STOCKS--2.3%
UNITED STATES--2.3%
 Albertson's, Inc. (Food Retail)                          4,400  $     90,860
 Altria Group, Inc. (Tobacco)                             4,225       276,273
 Bank of America Corp. (Diversified Banks)                7,110       313,551
 ChevronTexaco Corp. (Integrated Oil & Gas)               1,280        74,637
 Citigroup, Inc. (Other Diversified Financial
  Services)                                               7,330       329,410
 ConocoPhillips (Integrated Oil & Gas)                    3,700       399,008
 Exxon Mobil Corp. (Integrated Oil & Gas)                 2,500       149,000
 General Electric Co. (Industrial Conglomerates)         13,900       501,234
 Goldman Sachs Group, Inc. (The) (Investment Banking
  & Brokerage)                                              600        65,994
 Home Depot, Inc. (The) (Home Improvement Retail)         4,300       164,432
 Johnson & Johnson (Pharmaceuticals)                      3,350       224,986
 Microsoft Corp. (Systems Software)                      14,100       340,797
 Occidental Petroleum Corp. (Integrated Oil & Gas)        4,100       291,797
 Pfizer, Inc. (Pharmaceuticals)                          10,590       278,199
 Sprint Corp. (Integrated Telecommunication Services)     7,000       159,250
 Stanley Works (The) (Household Appliances)               2,500       113,175
 UnitedHealth Group, Inc. (Managed Health Care)             444        42,349
 Verizon Communications, Inc. (Integrated
  Telecommunication Services)                             1,300        46,150
 Wal-Mart Stores, Inc. (Hypermarkets & Super
   Centers)                                               2,400       120,264
 Wyeth (Pharmaceuticals)                                  1,200        50,616
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
(Identified cost $3,508,905)                                        4,031,982
                                                                 ------------
FOREIGN COMMON STOCKS(c)--95.6%
AUSTRALIA--0.2%
 Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)                                     7,600       121,029
 BlueScope Steel Ltd. (Steel)                            20,000       134,381
 Qantas Airways Ltd. (Airlines)                          28,100        77,041
                                                                 ------------
                                                                      332,451
                                                                 ------------
AUSTRIA--0.0%
 OMV AG (Oil & Gas Refining, Marketing &
  Transportation)                                           250        79,430
                                                                 ------------
BELGIUM--2.1%
 Belgacom SA (Integrated Telecommunication Services)     88,600     3,663,767


                                                       SHARES        VALUE
                                                     ----------  ------------
FOREIGN COMMON STOCKS (CONTINUED)
BELGIUM (CONTINUED)
 Delhaize Group (Food Retail)                               300  $     20,553
                                                                 ------------
                                                                    3,684,320
                                                                 ------------
BRAZIL--3.7%
 Petroleo Brasileiro SA ADR (Integrated Oil & Gas)      170,000     6,539,900
                                                                 ------------
CANADA--0.5%
 Alcan, Inc. (Aluminum)                                   2,400        91,262
 Bank of Nova Scotia (Diversified Banks)                  8,502       277,965
 Canadian National Railway Co. (Railroads)                  900        56,804
 Manulife Financial Corp. (Life & Health Insurance)       3,000       143,217
 Nexen, Inc. (Oil & Gas Exploration & Production)         2,800       153,228
 Novelis, Inc. (Aluminum)                                   480        10,515
 Petro-Canada (Integrated Oil & Gas)                      2,100       121,952
                                                                 ------------
                                                                      854,943
                                                                 ------------
CHINA--0.3%
 Zhejiang Expressway Co. Ltd. (Highways &
  Railtracks)                                           700,000       493,625
                                                                 ------------
DENMARK--0.0%
 Danske Bank A/S (Diversified Banks)                      2,200        63,830
                                                                 ------------
FINLAND--0.1%
 Nokia Oyj (Communications Equipment)                     8,000       124,029
                                                                 ------------
FRANCE--6.5%
 Assurances Generales de France (Property &
  Casualty Insurance)                                     2,600       204,244
 BNP Paribas SA (Diversified Banks)                       1,400        99,179
 Credit Agricole SA (Diversified Banks)                   2,181        59,287
 France Telecom SA (Integrated Telecommunication
  Services)                                               2,904        86,958
 Peugeot SA (Automobile Manufacturers)                   39,500     2,510,001
 Sanofi-Aventis (Pharmaceuticals)                         2,007       169,238
 Societe Generale (Diversified Banks)                     1,050       109,093
 Total SA (Integrated Oil & Gas)                         14,300     3,345,929
 Valeo SA (Auto Parts & Equipment)                      113,000     5,030,165
                                                                 ------------
                                                                   11,614,094
                                                                 ------------
GERMANY--8.0%
 Commerzbank AG (Diversified Banks)                     122,500     2,658,245
 Continental AG (Auto Parts & Equipment)                  4,500       348,249
 Deutsche Postbank AG (Diversified Banks)                84,000     3,865,548
 E.ON AG (Electric Utilities)                            43,000     3,684,456

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
FOREIGN COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
 Hannover Rueckversicherung AG Registered Shares
  (Property & Casualty Insurance)                         2,300  $     91,084
 HeidelbergCement AG (Construction Materials)             3,354       211,041
 Metro AG (Department Stores)                            60,000     3,220,772
 Siemens AG (Industrial Conglomerates)                    1,325       104,859
                                                                 ------------
                                                                   14,184,254
                                                                 ------------
HONG KONG--5.2%
 China Mobile Ltd. (Wireless Telecommunication
  Services)                                           1,138,000     3,720,647
 Dah Sing Banking Group Ltd. (Diversified Banks)         13,400        23,881
 Dah Sing Financial Group (Diversified Banks)            67,000       426,940
 Swire Pacific Ltd. Class B (Multi-Sector Holdings)   2,982,500     4,435,826
 Wing Hang Bank Ltd. (Diversified Banks)                106,000       645,558
                                                                 ------------
                                                                    9,252,852
                                                                 ------------
INDIA--4.0%
 Gail India Ltd. GDR (Gas Utilities)                     40,000     1,167,200
 ICICI Bank Ltd. ADR (Diversified Banks)                289,500     5,998,440
                                                                 ------------
                                                                    7,165,640
                                                                 ------------
IRELAND--0.1%
 Depfa Bank plc (Multi-Sector Holdings)                   7,000       110,704
                                                                 ------------
ITALY--7.6%
 Banca Intesa S.p.A (Diversified Banks)                 980,000     4,979,842
 ENI S.p.A (Integrated Oil & Gas)                       230,446     5,983,477
 Riunione Adriatica di Sicurta S.p.A (Property &
  Casualty Insurance)                                   112,000     2,635,106
                                                                 ------------
                                                                   13,598,425
                                                                 ------------
JAPAN--23.0%
 Canon, Inc. (Office Electronics)                        87,500     4,692,017
 Daito Trust Construction Co. Ltd. (Homebuilding)        88,000     3,692,996
 Hitachi Ltd. (Aerospace & Defense)                       6,000        37,266
 Honda Motor Co. Ltd. (Automobile Manufacturers)         61,900     3,099,907
 Ito-Yokado Co. Ltd. (Food Retail)                      113,000     4,510,305
 Japan Tobacco, Inc. (Tobacco)                                5        55,488
 JFE Holdings, Inc. (Steel)                               5,000       139,420
 Kyocera Corp. (Office Electronics)                      25,500     1,819,220
 Mitsubishi Tokyo Financial Group, Inc.
  (Diversified Banks)                                       400     3,469,178
 Nippon Meat Packers, Inc. (Packaged Foods
  & Meats)                                                7,000        88,716
 Nissan Motor Co. Ltd. (Automobile Manufacturers)        23,600       241,876


                                                       SHARES        VALUE
                                                     ----------  ------------
FOREIGN COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
 NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                               2,140  $  3,592,278
 ORIX Corp. (Consumer Finance)                           14,500     1,848,503
 Sega Sammy Holdings, Inc. (Home Entertainment
  Software)                                                 900        54,724
 Seino Transportation Co. Ltd. (Trucking)               395,000     3,875,221
 Sumitomo Mitsui Financial Group, Inc.
  (Diversified Banks)                                        35       236,967
 Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)       86,300     4,112,590
 Tanabe Seiyaku Co. Ltd (Health Care Supplies)           11,000       109,559
 Tohoku Electric Power Co., Inc. (Electric
  Utilities)                                              1,900        35,208
 Tokyo Electric Power Co., Inc. (The) (Electric
  Utilities)                                              1,100        26,672
 Toyota Motor Corp. (Automobile Manufacturers)           94,000     3,497,715
 UFJ Holdings, Inc. (Diversified Banks) (b)                  37       194,610
 Yamanouchi Pharmaceutical Co. Ltd. (Health
  Care Supplies)                                         41,300     1,398,107
                                                                 ------------
                                                                   40,828,543
                                                                 ------------
MALAYSIA--1.1%
 Public Bank Berhad (Diversified Banks)                 920,000     1,876,316
 Sime UEP Properties Berhad (Real Estate Management
  & Development)                                         14,800        16,358
                                                                 ------------
                                                                    1,892,674
                                                                 ------------
MEXICO--2.0%
 Telefonos de Mexico SA de CV ADR Series L
  (Integrated Telecommunication Services)               106,000     3,660,180
                                                                 ------------
NETHERLANDS--2.4%
 ING Groep N.V. (Other Diversified Financial
  Services)                                             136,007     4,107,908
 Koninklijke Philips Electronics NV (Industrial
  Conglomerates)                                          1,300        35,810
 Royal Dutch Petroleum Co. (Integrated Oil & Gas)         1,650        98,645
                                                                 ------------
                                                                    4,242,363
                                                                 ------------
NORWAY--0.1%
 Yara International Asa (Fertilizers & Agricultural
  Chemicals) (b)                                          8,100       123,034
                                                                 ------------
SINGAPORE--3.2%
 City Developments Ltd. (Real Estate Management
  & Development)                                        100,000       390,732
 Flextronics International Ltd. (Electronic
  Manufacturing Services) (b)                             5,000        60,200

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
FOREIGN COMMON STOCKS (CONTINUED)
SINGAPORE (CONTINUED)
 Oversea-Chinese Banking Corp. Ltd. (Diversified
  Banks)                                                526,000  $  4,397,274
 Singapore Telecommunications, Ltd. (Integrated
  Telecommunication Services)                           128,150       200,289
 United Overseas Bank Ltd. (Diversified Banks)           78,400       683,907
                                                                 ------------
                                                                    5,732,402
                                                                 ------------
SPAIN--2.6%
 Altadis SA (Tobacco)                                   109,400     4,474,249
 Repsol YPF SA (Integrated Oil & Gas)                     9,500       251,468
                                                                 ------------
                                                                    4,725,717
                                                                 ------------
SWEDEN--2.8%
 Nordea Bank AB (Diversified Banks)                     487,000     4,924,479
 Svenska Cellulosa AB Series B (Household
  Products)                                               3,900       146,990
                                                                 ------------
                                                                    5,071,469
                                                                 ------------
SWITZERLAND--3.7%
 Credit Suisse Group (Diversified Banks) (b)              6,300       270,478
 Nestle SA (Packaged Foods & Meats)                      10,500     2,872,894
 Zurich Financial Services AG (Property & Casualty
  Insurance) (b)                                         19,200     3,369,491
                                                                 ------------
                                                                    6,512,863
                                                                 ------------
TAIWAN--0.7%
 Fubon Financial Holding Co. Ltd. (Multi-Sector
  Holdings)                                             284,000       269,073
 SinoPac Holdings (Diversified Banks)                 1,085,954       594,576
 Taiwan Cellular Corp. (Wireless Telecommunication
  Services)                                             309,400       314,251
                                                                 ------------
                                                                    1,177,900
                                                                 ------------
UNITED KINGDOM--15.7%
 AstraZeneca plc (Pharmaceuticals)                       70,000     2,759,416
 Aviva plc (Property & Casualty Insurance)               18,128       217,535
 BP plc (Integrated Oil & Gas)                           34,200       354,493
 Britannic Group plc (Property & Casualty
  Insurance)                                            250,000     2,221,639
 British American Tobacco plc (Tobacco)                 129,600     2,285,027
 BT Group plc (Integrated Telecommunication
  Services)                                             402,500     1,563,085
 Cadbury Schweppes plc (Packaged Foods & Meats)         334,000     3,348,395
 Centrica plc (Gas Utilities)                           704,000     3,069,864


                                                       SHARES        VALUE
                                                     ----------  ------------
FOREIGN COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
 Emap plc (Publishing & Printing)                       203,000  $  3,184,043
 GlaxoSmithKline plc (Pharmaceuticals)                   12,546       287,588
 Intercontinental Hotels Group plc (Hotels,
  Resorts & Cruise Lines)                                 8,095        94,462
 Lloyds TSB Group plc (Multi-Sector Holdings)             3,700        33,422
 Marks & Spencer Group plc (Department Stores)          216,500     1,415,594
 Punch Taverns plc (Restaurants)                          5,470        71,118
 Royal & Sun Alliance Insurance Group plc
  (Property & Casualty Insurance)                        28,600        42,427
 Royal Bank of Scotland Group plc (Diversified Banks)     4,100       130,476
 Schroders plc (Asset Management & Custody Banks)       135,000     1,803,674
 Vodafone Group plc (Wireless Telecommunication
  Services)                                             107,200       284,627
 Weir Group plc (The) (Industrial Machinery)            432,000     2,620,557
 Whitbread plc (Restaurants)                             11,400       200,675
 Wood Group (John) plc (Oil & Gas Equipment
  & Services)                                           560,000     1,603,265
 Xstrata plc (Diversified Metals & Mining)               16,500       314,927
                                                                 ------------
                                                                   27,906,309
                                                                 ------------
UNITED STATES--0.0%
 XL Capital Ltd. Class A (Property & Casualty
  Insurance)                                                600        43,422
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $135,377,580)                                   170,015,373
                                                                 ------------

FOREIGN PREFERRED STOCKS(c)--1.9%
SOUTH KOREA--1.9%
 Hyundai Motor Co. Ltd. Pfd. (Automobile
  Manufacturers)                                         28,000       864,402
 Samsung Electronics Co. Ltd. Pfd. (Semiconductors)       8,000     2,627,277
                                                                 ------------
TOTAL FOREIGN PREFERRED STOCKS
 (Identified cost $1,099,145)                                       3,491,679
                                                                 ------------
TOTAL INVESTMENTS--99.8%
 (Identified cost $139,985,630)                                   177,539,034(a)
 Other assets and liabilities, net--0.2%                              281,135
                                                                 ------------
NET ASSETS--100.0%                                               $177,820,169
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,166,908 and gross depreciation of $3,635,505 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $140,007,631.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Aberdeen International Series


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


 Aerospace & Defense                                0.0%*
 Airlines                                           0.0*
 Aluminum                                           0.1
 Asset Management & Custody Banks                   1.0
 Auto Parts & Equipment                             3.0
 Automobile Manufacturers                           5.7
 Communications Equipment                           0.1
 Construction Materials                             0.1
 Consumer Finance                                   1.0
 Department Stores                                  2.6
 Diversified Banks                                 20.5
 Diversified Metals & Mining                        0.2
 Electric Utilities                                 2.1
 Electronic Manufacturing Services                  0.0*
 Fertilizers & Agricultural Chemicals               0.1
 Food Retail                                        2.6
 Gas Utilities                                      2.4
 Health Care Supplies                               0.8
 Highways & Railtracks                              0.3
 Home Entertainment Software                        0.0*
 Home Improvement Retail                            0.1
 Homebuilding                                       2.1
 Hotels, Resorts & Cruise Lines                     0.1
 Household Appliances                               0.1
 Household Products                                 0.1
 Hypermarkets & Super Centers                       0.1
 Industrial Conglomerates                           0.3
 Industrial Machinery                               1.5
 Integrated Oil & Gas                               9.9
 Integrated Telecommunication Services              5.3
 Investment Banking & Brokerage                     0.0*
 Life & Health Insurance                            0.1
 Managed Health Care                                0.0*
 Multi-Sector Holdings                              2.7
 Office Electronics                                 3.7
 Oil & Gas Equipment & Services                     0.9
 Oil & Gas Exploration & Production                 0.1
 Oil & Gas Refining, Marketing &
 Transportation                                     0.0*
 Other Diversified Financial Services               2.5
 Packaged Foods & Meats                             3.6
 Pharmaceuticals                                    4.4
 Property & Casualty Insurance                      5.0
 Publishing & Printing                              1.8
 Railroads                                          0.0*
 Real Estate Management & Development               0.2
 Restaurants                                        0.2
 Semiconductors                                     1.5
 Steel                                              0.2
 Systems Software                                   0.2
 Tobacco                                            4.0
 Trucking                                           2.2
 Wireless Telecommunication Services                4.5
                                                 -------
                                                  100.0%
                                                 =======


*Amount is less than 0.1%.

                            PHOENIX-AIM GROWTH SERIES


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--93.4%
ADVERTISING--0.7%
 Lamar Advertising Co. Class A (b)                       14,200   $   572,118
                                                                  -----------
AEROSPACE & DEFENSE--0.8%
 Honeywell International, Inc.                           15,900       591,639
                                                                  -----------
AIR FREIGHT & COURIERS--0.8%
 FedEx Corp.                                              6,330       594,703
                                                                  -----------
AIRLINES--0.3%
 Southwest Airlines Co.                                  18,930       269,563
                                                                  -----------
APPAREL RETAIL--0.9%
 Abercrombie & Fitch Co.  Class A                         6,300       360,612
 TJX Cos., Inc. (The)                                    12,600       310,338
                                                                  -----------
                                                                      670,950
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
 Coach, Inc. (b)                                         12,700       719,201
                                                                  -----------
APPLICATION SOFTWARE--1.7%
 Amdocs Ltd. (b)                                         10,200       289,680
 Autodesk, Inc.                                          15,200       452,352
 Mercury Interactive Corp. (b)                            7,520       356,298
 NAVTEQ Corp. (b)                                         4,500       195,075
                                                                  -----------
                                                                    1,293,405
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
 Franklin Resources, Inc.                                 4,000       274,600
 Investors Financial Services Corp.                       4,800       234,768
                                                                  -----------
                                                                      509,368
                                                                  -----------
BIOTECHNOLOGY--1.9%
 Amgen, Inc. (b)                                          9,455       550,376
 Gilead Sciences, Inc. (b)                               19,420       695,236
 Protein Design Labs, Inc. (b)                           14,400       230,256
                                                                  -----------
                                                                    1,475,868
                                                                  -----------
BROADCASTING & CABLE TV--1.2%
 Univision Communications, Inc. Class A                  18,920       523,895
 XM Satellite Radio Holdings, Inc. Class A (b)           12,700       400,050
                                                                  -----------
                                                                      923,945
                                                                  -----------
CASINOS & GAMING--0.1%
 Las Vegas Sands Corp. (b)                                1,500        67,500
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.0%
 Cisco Systems, Inc. (b)                                 64,935     1,161,687
 Comverse Technology, Inc. (b)                           15,820       398,981
 Juniper Networks, Inc. (b)                              18,300       403,698
 QUALCOMM, Inc.                                          10,500       384,825
                                                                  -----------
                                                                    2,349,191
                                                                  -----------


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMPUTER & ELECTRONICS RETAIL--0.5%
 Best Buy Co., Inc.                                       7,580   $   409,396
                                                                  -----------
COMPUTER HARDWARE--3.8%
 Apple Computer, Inc. (b)                                26,600     1,108,422
 Dell, Inc. (b)                                          47,675     1,831,673
                                                                  -----------
                                                                    2,940,095
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.4%
 EMC Corp. (b)                                           25,430       313,298
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.6%
 Caterpillar, Inc.                                        9,230       843,991
 Deere & Co.                                              6,300       422,919
                                                                  -----------
                                                                    1,266,910
                                                                  -----------
CONSUMER ELECTRONICS--0.8%
 Harman International Industries, Inc.                    7,100       628,066
                                                                  -----------
CONSUMER FINANCE--2.5%
 American Express Co.                                    15,835       813,444
 MBNA Corp.                                              19,030       467,186
 SLM Corp.                                               12,640       629,978
                                                                  -----------
                                                                    1,910,608
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.3%
 Automatic Data Processing, Inc.                         12,700       570,865
 Fiserv, Inc. (b)                                        20,720       824,656
 Iron Mountain, Inc. (b)                                 12,500       360,500
                                                                  -----------
                                                                    1,756,021
                                                                  -----------
DEPARTMENT STORES--0.8%
 Kohl's Corp. (b)                                         6,300       325,269
 Sears Holdings Corp. (b)                                 2,014       268,258
                                                                  -----------
                                                                      593,527
                                                                  -----------
DIVERSIFIED BANKS--0.7%
 Bank of America Corp.                                   12,700       560,070
                                                                  -----------
DIVERSIFIED CHEMICALS--2.0%
 Dow Chemical Co. (The)                                   8,200       408,770
 Du Pont (E.I.) de Nemours & Co.                         12,720       651,773
 Eastman Chemical Co.                                     7,600       448,400
                                                                  -----------
                                                                    1,508,943
                                                                  -----------
DIVERSIFIED METALS & MINING--0.6%
 Phelps Dodge Corp.                                       4,900       498,477
                                                                  -----------
DRUG RETAIL--0.7%
 Walgreen Co.                                            12,600       559,692
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
 Emerson Electric Co.                                     6,410       416,201
 Rockwell Automation, Inc.                               12,600       713,664
                                                                  -----------
                                                                    1,129,865
                                                                  -----------

                            PHOENIX-AIM GROWTH SERIES


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
 Dolby Laboratories, Inc. Class A (b)                     3,900   $    91,650
                                                                  -----------
EMPLOYMENT SERVICES--1.0%
 Robert Half International, Inc.                         28,600       771,056
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
 Monsanto Co.                                             8,900       574,050
                                                                  -----------
FOOD DISTRIBUTORS--0.3%
 Sysco Corp.                                              6,900       247,020
                                                                  -----------
FOOD RETAIL--0.4%
 Whole Foods Market, Inc.                                 2,700       275,751
                                                                  -----------
FOOTWEAR--0.7%
 NIKE, Inc. Class B                                       6,250       520,687
                                                                  -----------
GOLD--0.7%
 Newmont Mining Corp.                                    13,300       561,925
                                                                  -----------
HEALTH CARE EQUIPMENT--6.2%
 Bard (C.R.), Inc.                                       66,006       449,328
 Becton, Dickinson & Co.                                 13,200       771,144
 Biomet, Inc.                                            28,900     1,049,070
 Fisher Scientific International, Inc. (b)                8,400       478,128
 Medtronic, Inc.                                         10,310       525,295
 St. Jude Medical, Inc. (b)                              15,800       568,800
 Varian Medical Systems, Inc. (b)                        13,300       455,924
 Zimmer Holdings, Inc. (b)                                6,000       466,860
                                                                  -----------
                                                                    4,764,549
                                                                  -----------
HEALTH CARE FACILITIES--0.9%
 HCA, Inc.                                                6,200       332,134
 Health Management Associates, Inc. Class A              12,600       329,868
                                                                  -----------
                                                                      662,002
                                                                  -----------
HEALTH CARE SERVICES--1.6%
 Caremark Rx, Inc. (b)                                   30,900     1,229,202
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--0.5%
 Electronic Arts, Inc. (b)                                6,900       357,282
                                                                  -----------
HOMEFURNISHING RETAIL--0.9%
 Bed Bath & Beyond, Inc. (b)                             19,275       704,309
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--1.7%
 Carnival Corp.                                          11,220       581,308
 Royal Caribbean Cruises Ltd.                             3,610       161,331
 Starwood Hotels & Resorts Worldwide, Inc.                9,650       570,285
                                                                  -----------
                                                                    1,312,924
                                                                  -----------
HOUSEHOLD PRODUCTS--0.5%
 Procter & Gamble Co. (The)                               7,500       397,500
                                                                  -----------
 HYPERMARKETS & SUPER CENTERS--0.9%
 Wal-Mart Stores, Inc.                                   13,725       687,760
                                                                  -----------


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES--0.9%
 General Electric Co.                                    19,100   $   688,746
                                                                  -----------
INDUSTRIAL GASES--1.3%
 Air Products and Chemicals, Inc.                         7,600       481,004
 Praxair, Inc.                                           10,600       507,316
                                                                  -----------
                                                                      988,320
                                                                  -----------
INDUSTRIAL MACHINERY--4.0%
 Danaher Corp.                                           12,700       678,307
 Eaton Corp.                                              6,320       413,328
 Illinois Tool Works, Inc.                                4,545       406,914
 Ingersoll-Rand Co. Class A                              13,900     1,107,135
 Parker Hannifin Corp.                                    7,610       463,601
                                                                  -----------
                                                                    3,069,285
                                                                  -----------
INTEGRATED OIL & GAS--3.0%
 ChevronTexaco Corp.                                      6,200       361,522
 ConocoPhillips                                           5,100       549,984
 Exxon Mobil Corp.                                       17,800     1,060,880
 Occidental Petroleum Corp.                               5,100       362,967
                                                                  -----------
                                                                    2,335,353
                                                                  -----------
INTERNET SOFTWARE & SERVICES--2.6%
 Google, Inc. (b)                                         3,200       577,632
 Yahoo!, Inc. (b)                                        41,290     1,399,731
                                                                  -----------
                                                                    1,977,363
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.5%
 Goldman Sachs Group, Inc. (The)                          3,175       349,218
                                                                  -----------
LIFE & HEALTH INSURANCE--0.4%
 AFLAC, Inc.                                              9,200       342,792
                                                                  -----------
MANAGED HEALTH CARE--2.0%
 Aetna, Inc.                                              8,900       667,055
 Pacificare Health Systems, Inc. (b)                      5,900       335,828
 UnitedHealth Group, Inc.                                 5,700       543,666
                                                                  -----------
                                                                    1,546,549
                                                                  -----------
MOTORCYCLE MANUFACTURERS--0.3%
 Harley-Davidson, Inc.                                    4,500       259,920
                                                                  -----------
MOVIES & ENTERTAINMENT--0.6%
 DreamWorks Animation SKG, Inc. Class A (b)               2,400        97,704
 Viacom, Inc. Class B                                    10,570       368,153
                                                                  -----------
                                                                      465,857
                                                                  -----------
OIL & GAS DRILLING--1.7%
 ENSCO International, Inc.                               13,500       508,410
 GlobalSantaFe Corp.                                     10,800       400,032
 Patterson-UTI Energy, Inc.                              16,500       412,830
                                                                  -----------
                                                                    1,321,272
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
 Baker Hughes, Inc.                                      10,700       476,043

                            PHOENIX-AIM GROWTH SERIES


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
 Weatherford International Ltd. (b)                       7,900   $   457,726
                                                                  -----------
                                                                      933,769
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--2.7%
 Apache Corp.                                             5,100       312,273
 Burlington Resources, Inc.                               7,200       360,504
 Devon Energy Corp.                                      14,400       687,600
 Newfield Exploration Co. (b)                             3,900       289,614
 XTO Energy, Inc.                                        13,500       443,340
                                                                  -----------
                                                                    2,093,331
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.0%
 Valero Energy Corp.                                     10,200       747,354
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
 Citigroup, Inc.                                         14,111       634,148
                                                                  -----------
PACKAGED FOODS & MEATS--0.8%
 Hershey Foods Corp.                                      6,300       380,898
 Kellogg Co.                                              5,600       242,312
                                                                  -----------
                                                                      623,210
                                                                  -----------
PERSONAL PRODUCTS--0.9%
 Gillette Co. (The)                                      13,300       671,384
                                                                  -----------
PHARMACEUTICALS--3.1%
 Johnson & Johnson                                       21,565     1,448,305
 Medicis Pharmaceutical Corp. Class A                    16,600       497,668
 Pfizer, Inc.                                            16,303       428,280
                                                                  -----------
                                                                    2,374,253
                                                                  -----------
RESTAURANTS--1.4%
 Brinker International, Inc. (b)                          7,000       253,540
 McDonald's Corp.                                        12,600       392,364
 Starbucks Corp. (b)                                      8,800       454,608
                                                                  -----------
                                                                    1,100,512
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--0.8%
 Applied Materials, Inc. (b)                             20,160       327,600
 KLA-Tencor Corp.                                         6,300       289,863
                                                                  -----------
                                                                      617,463
                                                                  -----------
SEMICONDUCTORS--4.2%
 Analog Devices, Inc.                                    22,270       804,838
 Freescale Semiconductor, Inc. Class A (b)               20,000       339,000
 Linear Technology Corp.                                 18,610       712,949
 Maxim Integrated Products, Inc.                         10,210       417,283
 Microchip Technology, Inc.                              38,100       990,981
                                                                  -----------
                                                                    3,265,051
                                                                  -----------
SOFT DRINKS--0.5%
 PepsiCo, Inc.                                            7,500       397,725
                                                                  -----------
SPECIALTY CHEMICALS--1.2%
 Ecolab, Inc.                                            10,200       337,110


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
 Rohm & Haas Co.                                         12,600   $   604,800
                                                                  -----------
                                                                      941,910
                                                                  -----------
SPECIALTY STORES--1.3%
 Staples, Inc.                                           32,910     1,034,361
                                                                  -----------
STEEL--1.2%
 Nucor Corp.                                              7,500       431,700
 United States Steel Corp.                               10,100       513,585
                                                                  -----------
                                                                      945,285
                                                                  -----------
SYSTEMS SOFTWARE--4.1%
 Adobe Systems, Inc.                                      9,500       638,115
 McAfee, Inc. (b)                                        12,600       284,256
 Microsoft Corp.                                         63,940     1,545,430
 Oracle Corp. (b)                                        56,420       704,121
                                                                  -----------
                                                                    3,171,922
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.8%
 CDW Corp.                                               10,200       578,136
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--0.3%
 Doral Financial Corp.                                    9,600       210,144
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
 UAP Holding Corp. (b)                                   12,900       207,690

WIRELESS TELECOMMUNICATION SERVICES--1.2%
 Nextel Communications, Inc. Class A (b)                 24,300       690,606
 Syniverse Holdings, Inc. (b)                            16,100       222,180
                                                                  -----------
                                                                      912,786
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
 (Identified cost $70,450,264)                                     72,075,195
                                                                  -----------
FOREIGN COMMON STOCKS(c)--4.8%
APPLICATION SOFTWARE--0.3%
 Cognos, Inc. (United States) (b)                         6,300       264,222
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.5%
 Nokia Oyj ADR (Finland)                                 23,120       356,742
                                                                  -----------
CONSUMER ELECTRONICS--0.3%
 Garmin Ltd. (United States)                              5,000       231,600
                                                                  -----------
GOLD--0.4%
 Placer Dome, Inc. (Canada)                              20,500       332,510
                                                                  -----------
HEALTH CARE SUPPLIES--1.0%
 Alcon, Inc. (United States)                              8,600       767,894
                                                                  -----------
INDUSTRIAL CONGLOMERATES--0.7%
 Tyco International Ltd. (United States)                 15,900       537,420
                                                                  -----------
PHARMACEUTICALS--0.7%
 Teva Pharmaceutical Industries Ltd. ADR
  (United States)                                        17,900       554,900
                                                                  -----------
SEMICONDUCTORS--0.5%
 Marvell Technology Group Ltd. (Bermuda) (b)              9,460       362,696
                                                                  -----------

                            PHOENIX-AIM GROWTH SERIES


                                                       SHARES        VALUE
                                                     ----------   -----------
FOREIGN COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE--0.4%
 Check Point Software Technologies Ltd.
  (United States) (b)                                    12,700   $   276,098
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $3,519,417)                                       3,684,082
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.2%
 (Identified cost $73,969,681)                                     75,759,277
                                                                  -----------


                                                           PAR
                                                          VALUE
                                                          (000)       VALUE
                                                          -----   -----------
SHORT-TERM INVESTMENTS--0.7%
REPURCHASE AGREEMENTS--0.7%
 State Street Bank and Trust Co. repurchase
  agreement 2.10% dated 3/31/05, due
  4/1/05 repurchase price $542,041
  collateralized by FHLB 3.625%, 1/15/08
  market value $556,862                                    $542       542,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
 (Identified cost $542,000)                                           542,000
                                                                  -----------
TOTAL INVESTMENTS--98.9%
 (Identified cost $74,511,681)                                     76,301,277(a)
 Other assets and liabilities, net--1.1%                              810,144
                                                                  -----------
NET ASSETS--100.0%                                                $77,111,421
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,351,815 and gross depreciation of $3,270,538 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $75,220,000.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--86.8%
ADVERTISING--0.8%
  Harris Interactive, Inc. (b)                           32,750   $   150,977
                                                                  -----------
AEROSPACE & DEFENSE--3.0%
  BE Aerospace, Inc. (b)                                 14,950       179,400
  Esterline Technologies Corp. (b)                        6,000       207,300
  SI International, Inc. (b)                              7,100       196,173
                                                                  -----------
                                                                      582,873
                                                                  -----------
AIRLINES--0.9%
  AirTran Holdings, Inc. (b)                             18,000       162,900
                                                                  -----------
ALTERNATIVE CARRIERS--0.6%
  Arbinet Holdings, Inc. (b)                              6,050       115,252
                                                                  -----------
APPAREL RETAIL--2.0%
  AnnTaylor Stores Corp. (b)                              6,300       161,217
  Pacific Sunwear of California,
    Inc. (b)                                              7,700       215,446
                                                                  -----------
                                                                      376,663
                                                                  -----------
APPLICATION SOFTWARE--4.4%
  Fair Isaac Corp.                                        4,500       154,980
  Hyperion Solutions Corp. (b)                            4,850       213,933
  MicroStrategy, Inc. Class A (b)                         2,800       151,956
  Open Solutions, Inc. (b)                                9,250       183,428
  Quest Software, Inc. (b)                               10,685       147,880
                                                                  -----------
                                                                      852,177
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.4%
  Affiliated Managers Group, Inc. (b)                     3,730       231,372
  National Financial Partners Corp.                       5,800       230,840
                                                                  -----------
                                                                      462,212
                                                                  -----------
BIOTECHNOLOGY--4.5%
  Encysive Pharmaceuticals, Inc. (b)                     13,750       140,525
  Pharmion Corp. (b)                                      3,800       110,200
  Protein Design Labs, Inc. (b)                           7,200       115,128
  Rigel Pharmaceuticals, Inc. (b)                         7,900       126,716
  Serologicals Corp. (b)                                  7,400       180,856
  Vicuron Pharmaceuticals, Inc. (b)                      12,600       198,576
                                                                  -----------
                                                                      872,001
                                                                  -----------
BROADCASTING & CABLE TV--2.1%
  Cox Radio, Inc. Class A (b)                             9,200       154,652
  Spanish Broadcasting System, Inc.
    Class A                                              24,000       246,240
                                                                  -----------
                                                                      400,892
                                                                  -----------
COAL & CONSUMABLE FUELS--0.7%
  Arch Coal, Inc.                                         2,900       124,729
                                                                  -----------
COMMUNICATIONS EQUIPMENT--3.8%
  Arris Group, Inc. (b)                                  24,500       169,295
  NETGEAR, Inc. (b)                                      11,650       175,798


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
  Powerwave Technologies, Inc. (b)                       25,300   $   195,822
  SiRF Technology Holdings, Inc. (b)                     18,050       201,438
                                                                  -----------
                                                                      742,353
                                                                  -----------
COMPUTER HARDWARE--1.0%
  Avid Technology, Inc. (b)                               3,450       186,714
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.9%
  Maxtor Corp. (b)                                       33,150       176,358
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
  Joy Global, Inc.                                        6,825       239,284
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
  Global Payments, Inc.                                   3,750       241,837
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.8%
  CoStar Group, Inc. (b)                                  4,250       156,613
  FTI Consulting, Inc. (b)                                9,250       190,920
                                                                  -----------
                                                                      347,533
                                                                  -----------
DIVERSIFIED METALS & MINING--1.2%
  Alpha Natural Resources, Inc. (b)                       8,000       229,360
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
  Roper Industries, Inc.                                  2,950       193,225
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
  Applied Films Corp. (b)                                 7,100       164,152
                                                                  -----------
EMPLOYMENT SERVICES--1.0%
  Gevity HR, Inc.                                        10,500       200,760
                                                                  -----------
FOOD DISTRIBUTORS--0.8%
  Performance Food Group Co. (b)                          5,700       157,776
                                                                  -----------
HEALTH CARE EQUIPMENT--1.8%
  ABIOMED, Inc. (b)                                       9,400        99,452
  Intuitive Surgical, Inc. (b)                            5,400       245,538
                                                                  -----------
                                                                      344,990
                                                                  -----------
HEALTH CARE FACILITIES--3.7%
  Sunrise Senior Living, Inc.                             5,250       255,150
  Symbion, Inc. (b)                                      11,000       235,070
  VCA Antech, Inc.                                       11,500       232,645
                                                                  -----------
                                                                      722,865
                                                                  -----------
HEALTH CARE SERVICES--2.7%
  Cerner Corp. (b)                                        4,850       254,674
  Psychiatric Solutions, Inc. (b)                         5,850       269,100
                                                                  -----------
                                                                      523,774
                                                                  -----------
HEALTH CARE SUPPLIES--1.2%
  Immucor, Inc. (b)                                       7,800       235,482
                                                                  -----------

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY--2.7%
  Actuant Corp. Class A (b)                               5,200   $   233,584
  Gardner Denver, Inc. (b)                                4,000       158,040
  Watts Water Technologies, Inc.
    Class A                                               4,200       136,962
                                                                  -----------
                                                                      528,586
                                                                  -----------
INTERNET SOFTWARE & SERVICES--2.8%
  aQuantive, Inc. (b)                                    22,500       249,075
  Autobytel, Inc. (d)                                     3,757        18,935
  Openwave Systems, Inc.                                 10,900       132,871
  ValueClick, Inc. (b)                                   12,850       136,339
                                                                  -----------
                                                                      537,220
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.0%
  GFI Group, Inc. (b)                                     7,200       193,176
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.9%
  Kanbay International, Inc. (b)                          8,800       180,048
                                                                  -----------
LEISURE FACILITIES--1.3%
  Life Time Fitness, Inc. (b)                             9,250       249,565
                                                                  -----------
MANAGED HEALTH CARE--2.6%
  Sierra Health Services, Inc. (b)                        4,050       258,552
  WellCare Health Plans, Inc. (b)                         8,250       251,295
                                                                  -----------
                                                                      509,847
                                                                  -----------
MOVIES & ENTERTAINMENT--0.9%
  World Wrestling Entertainment,
    Inc.                                                 14,900       178,800
                                                                  -----------
OIL & GAS DRILLING--3.1%
  Grey Wolf, Inc. (b)                                    37,100       244,118
  Pioneer Drilling Co. (b)                                7,300       100,521
  Todco Class A (b)                                       9,600       248,064
                                                                  -----------
                                                                      592,703
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.2%
  Lone Star Technologies, Inc. (b)                        6,000       236,580
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--2.1%
  Range Resources Corp.                                   9,950       232,432
  Whiting Petroleum Corp. (b)                             4,400       179,432
                                                                  -----------
                                                                      411,864
                                                                  -----------
PACKAGED FOODS & MEATS--1.0%
  Ralcorp Holdings, Inc.                                  4,100       194,135
                                                                  -----------
PHARMACEUTICALS--1.6%
  Impax Laboratories, Inc. (b)                           10,200       163,200
  Theravance, Inc. (b)                                    8,150       148,738
                                                                  -----------
                                                                      311,938
                                                                  -----------
PUBLISHING & PRINTING--1.2%
  Media General, Inc. Class A                             3,850       238,123
                                                                  -----------
REGIONAL BANKS--2.4%
  Boston Private Financial
    Holdings, Inc.                                        9,600       228,000
  East West Bancorp, Inc.                                 6,552       241,900
                                                                  -----------
                                                                      469,900
                                                                  -----------


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
RESTAURANTS--2.3%
  Applebee's International, Inc.                          9,030   $   248,867
  Red Robin Gourmet Burgers, Inc.                         3,950       201,094
                                                                  -----------
                                                                      449,961
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--1.3%
  ATMI, Inc. (b)                                          4,400       110,176
  FormFactor, Inc. (b)                                    5,900       133,576
                                                                  -----------
                                                                      243,752
                                                                  -----------
SEMICONDUCTORS--3.4%
  Semtech Corp.                                          10,750       192,103
  Sigmatel, Inc. (b)                                      4,900       183,407
  Silicon Image, Inc. (b)                                19,700       198,182
  Skyworks Solutions, Inc. (b)                           14,500        92,075
                                                                  -----------
                                                                      665,767
                                                                  -----------
SPECIALIZED FINANCE--0.6%
  International Securities
    Exchange, Inc. (b)                                    4,700       122,200
                                                                  -----------
SPECIALTY CHEMICALS--1.2%
  Lubrizol Corp.  (The)                                   5,850       237,744
                                                                  -----------
SPECIALTY STORES--2.4%
  Guitar Center, Inc. (b)                                 3,880       212,740
  PETCO Animal Supplies, Inc. (b)                         6,650       244,787
                                                                  -----------
                                                                      457,527
                                                                  -----------
STEEL--1.1%
  Cleveland-Cliffs, Inc.                                  3,000       218,610
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.0%
  Bank Mutual Corp.                                      16,400       193,848
                                                                  -----------
TRUCKING--1.2%
  Landstar System, Inc. (b)                               7,000       229,250
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
  InPhonic, Inc. (b)                                      6,850       155,598
  UbiquiTel, Inc. (b)                                    29,350       196,645
                                                                  -----------
                                                                      352,243
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $16,399,725)                                    16,810,526
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--4.2%
HEALTH CARE EQUIPMENT--1.1%
  Given Imaging Ltd. (United
    States) (b)                                           2,900        85,637
  Syneron Medical Ltd. (United
    States) (b)                                           4,300       136,998
                                                                  -----------
                                                                      222,635
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.9%
  Netease.Com, Inc. ADR (China) (b)                       3,600       173,556
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.0%
  Core Laboratories N.V. (United
    States) (b)                                           7,400       189,958
                                                                  -----------
REINSURANCE--1.2%
  Platinum Underwriters Holdings
    Ltd. (United States)                                  8,000       237,600
                                                                  -----------

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                                     VALUE
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $820,172)                                          823,749
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--91.0%
  (Identified cost $17,219,897)                                    17,634,275
                                                                  -----------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
SHORT-TERM INVESTMENTS--8.7%
FEDERAL AGENCY SECURITIES--8.7%
  FHLMC 2.45%, 4/19/05                                $     200   $   199,751
  FHLB 2.57%, 4/20/05                                       100        99,864
  FHLMC 2.58%, 4/20/05                                      100        99,864
  FAMC 2.73%, 4/25/05                                       100        99,818
  FHLB 2.61%, 4/29/05                                       100        99,797
  FHLB 2.662%, 5/4/05                                       100        99,756
  FHLMC 2.55%, 5/5/05                                       100        99,755
  FHLB 2.63%, 5/6/05                                        100        99,740
  FHLMC 2.525%, 5/10/05                                     200       199,444
  FNMA 2.75%, 6/8/05                                        100        99,320
  FHLB 2.83%, 6/13/05                                       300       298,043
  FHLMC 2.66%, 6/30/05                                      100        99,328
  FNMA 2.78%, 7/11/05                                       100        99,212
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,694,125)                                      1,693,692
                                                                  -----------
TOTAL INVESTMENTS--99.7%
  (Identified cost $18,914,022)                                    19,327,967(a)
  Other assets and liabilities, net--0.3%                              49,658
                                                                  -----------
NET ASSETS--100.0%                                                $19,377,625
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,174,410 and gross depreciation of $816,465 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $18,970,022.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005 these securities amounted to a value of $18,935 or 0.09% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS--97.6%
 ADVERTISING--0.1%
   Interpublic Group of Cos., Inc. (The) (b)              8,900  $    109,292
                                                                 ------------
 AEROSPACE & DEFENSE--2.0%
   Boeing Co. (The)                                      12,200       713,212
   Goodrich Corp.                                         4,100       156,989
   Honeywell International, Inc.                         12,300       457,683
   Northrop Grumman Corp.                                 3,000       161,940
   United Technologies Corp.                              7,900       803,114
                                                                 ------------
                                                                    2,292,938
                                                                 ------------
 AGRICULTURAL PRODUCTS--0.3%
   Archer-Daniels-Midland Co.                             5,000       122,900
   Bunge Ltd.                                             4,400       237,072
                                                                 ------------
                                                                      359,972
                                                                 ------------
  AIR FREIGHT & COURIERS--0.9%
   United Parcel Service, Inc. Class B                   14,400     1,047,456
                                                                 ------------
 AIRLINES--0.1%
   Southwest Airlines Co.                                10,500       149,520
                                                                 ------------
 ALUMINUM--0.2%
   Alcoa, Inc.                                            7,725       234,763
                                                                 ------------
 APPAREL RETAIL--0.6%
   Limited Brands, Inc.                                  13,600       330,480
   TJX Cos., Inc. (The)                                  14,000       344,820
                                                                 ------------
                                                                      675,300
                                                                 ------------
 APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   V. F. Corp.                                            4,000       236,560
                                                                 ------------
 APPLICATION SOFTWARE--0.2%
   Mercury Interactive Corp. (b)                          4,500       213,210
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--0.7%
   Bank of New York Co., Inc. (The)                       8,300       241,115
   Franklin Resources, Inc.                               4,500       308,925
   Legg Mason, Inc.                                       3,000       234,420
                                                                 ------------
                                                                      784,460
                                                                 ------------
 AUTO PARTS & EQUIPMENT--0.2%
   Dana Corp.                                             8,000       102,320
   Delphi Corp.                                          20,400        91,392
                                                                 ------------
                                                                      193,712
                                                                 ------------
 AUTOMOBILE MANUFACTURERS--0.5%
   Ford Motor Co.                                         9,800       111,034
   General Motors Corp.                                  14,200       417,338
                                                                 ------------
                                                                      528,372
                                                                 ------------
 BIOTECHNOLOGY--1.8%
   Amgen, Inc. (b)                                       21,200     1,234,052


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 BIOTECHNOLOGY (CONTINUED)
   Applera Corp. - Applied Biosystems Group               9,500  $    187,530
   Biogen Idec, Inc. (b)                                  2,950       101,804
   Cephalon, Inc. (b)                                     5,300       248,199
   Genentech, Inc. (b)                                    3,600       203,796
                                                                 ------------
                                                                    1,975,381
                                                                 ------------
 BREWERS--0.2%
   Anheuser-Busch Cos., Inc.                              4,200       199,038
                                                                 ------------
 BROADCASTING & CABLE TV--0.8%
   Comcast Corp. Class A (b)                             20,400       689,112
   Univision Communications, Inc. Class A                 6,200       171,678
                                                                 ------------
                                                                      860,790
                                                                 ------------
 BUILDING PRODUCTS--0.6%
   American Standard Cos., Inc.                           7,400       343,952
   Masco Corp.                                           10,800       374,436
                                                                 ------------
                                                                      718,388
                                                                 ------------
 CASINOS & GAMING--0.2%
   International Game Technology                          8,700       231,942
                                                                 ------------
 COMMERCIAL PRINTING--0.3%
   Donnelley (R.R.) & Sons Co.                            9,600       303,552
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--2.4%
   ADC Telecommunications, Inc. (b)                      30,000        59,700
   Cisco Systems, Inc. (b)                               57,400     1,026,886
   Corning, Inc. (b)                                     22,800       253,764
   Lucent Technologies, Inc. (b)                         65,000       178,750
   Motorola, Inc.                                        23,600       353,292
   QUALCOMM, Inc.                                        19,500       714,675
   Tellabs, Inc. (b)                                     12,000        87,600
                                                                 ------------
                                                                    2,674,667
                                                                 ------------
 COMPUTER HARDWARE--3.4%
   Apple Computer, Inc. (b)                               6,300       262,521
   Dell, Inc. (b)                                        32,600     1,252,492
   Hewlett-Packard Co.                                   38,500       844,690
   International Business Machines Corp.                 16,200     1,480,356
                                                                 ------------
                                                                    3,840,059
                                                                 ------------
 COMPUTER STORAGE & PERIPHERALS--0.6%
   EMC Corp. (b)                                         27,700       341,264
   Network Appliance, Inc. (b)                           10,700       295,962
                                                                 ------------
                                                                      637,226
                                                                 ------------
 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
   Caterpillar, Inc.                                      1,300       118,872
   PACCAR, Inc.                                           3,000       217,170
                                                                 ------------
                                                                      336,042
                                                                 ------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 CONSUMER FINANCE--1.2%
   American Express Co.                                  12,700  $    652,399
   MBNA Corp.                                            27,700       680,035
                                                                 ------------
                                                                    1,332,434
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--0.9%
   Automatic Data Processing, Inc.                        2,600       116,870
   Computer Sciences Corp. (b)                            2,500       114,625
   Electronic Data Systems Corp.                         12,000       248,040
   First Data Corp.                                       5,100       200,481
   Fiserv, Inc. (b)                                       7,300       290,540
                                                                 ------------
                                                                      970,556
                                                                 ------------
 DEPARTMENT STORES--0.3%
   Federated Department Stores, Inc.                      2,000       127,280
   May Department Stores Co. (The)                        5,200       192,504
                                                                 ------------
                                                                      319,784
                                                                 ------------
 DIVERSIFIED BANKS--4.2%
   Bank of America Corp.                                 46,346     2,043,858
   Comerica, Inc.                                         6,100       335,988
   U.S. Bancorp                                          19,700       567,754
   Wachovia Corp.                                        17,815       906,962
   Wells Fargo & Co.                                     14,600       873,080
                                                                 ------------
                                                                    4,727,642
                                                                 ------------
 DIVERSIFIED CHEMICALS--1.2%
   Dow Chemical Co. (The)                                 7,000       348,950
   Du Pont (E.I.) de Nemours & Co.                        8,500       435,540
   Eastman Chemical Co.                                   3,500       206,500
   PPG Industries, Inc.                                   5,100       364,752
                                                                 ------------
                                                                    1,355,742
                                                                 ------------
 DIVERSIFIED COMMERCIAL SERVICES--0.2%
   Cendant Corp.                                          9,500       195,130
   PHH Corp. (b)                                            475        10,388
                                                                 ------------
                                                                      205,518
                                                                 ------------
 DRUG RETAIL--0.1%
   Rite Aid Corp.                                        21,000        83,160
                                                                 ------------
 EDUCATION SERVICES--0.2%
   Apollo Group, Inc. Class A                             3,700       274,022
                                                                 ------------
 ELECTRIC UTILITIES--2.1%
   Ameren Co.                                             2,300       112,723
   American Electric Power Co., Inc.                      7,400       252,044
   DTE Energy Co.                                         6,000       272,880
   Entergy Corp.                                          3,700       261,442
   Exelon Corp.                                           7,000       321,230
   FirstEnergy Corp.                                      6,700       281,065
   FPL Group, Inc.                                        5,400       216,810
   Pinnacle West Capital Corp.                            3,000       127,530
   PPL Corp.                                              3,600       194,364
   Progress Energy, Inc.                                  2,900       121,655


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 ELECTRIC UTILITIES (CONTINUED)
   Xcel Energy, Inc.                                     10,500  $    180,390
                                                                 ------------
                                                                    2,342,133
                                                                 ------------
 ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
   Cooper Industries Ltd. Class A                         4,200       300,384
   Emerson Electric Co.                                   3,500       227,255
   Hubbell, Inc. Class B                                  3,800       194,180
                                                                 ------------
                                                                      721,819
                                                                 ------------
 ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
   Vishay Intertechnology, Inc. (b)                       5,500        68,365
                                                                 ------------
 ELECTRONIC MANUFACTURING SERVICES--0.2%
   Sanmina-SCI Corp. (b)                                 20,000       104,400
   Solectron Corp. (b)                                   40,100       139,147
                                                                 ------------
                                                                      243,547
                                                                 ------------
 ENVIRONMENTAL SERVICES--0.1%
   Waste Management, Inc.                                 6,000       173,100
                                                                 ------------
 FOOD RETAIL--0.6%
   Albertson's, Inc.                                      7,800       161,070
   Kroger Co. (The) (b)                                   3,100        49,693
   Safeway, Inc. (b)                                     10,000       185,300
   SUPERVALU, Inc.                                        8,300       276,805
                                                                 ------------
                                                                      672,868
                                                                 ------------
 FOREST PRODUCTS--0.2%
   Weyerhaeuser Co.                                       2,900       198,650
                                                                 ------------
 GENERAL MERCHANDISE STORES--0.7%
   Target Corp.                                          15,100       755,302
                                                                 ------------
 HEALTH CARE DISTRIBUTORS--0.1%
   McKesson Corp.                                         1,800        67,950
                                                                 ------------
 HEALTH CARE EQUIPMENT--1.4%
   Baxter International, Inc.                             3,900       132,522
   Boston Scientific Corp. (b)                            3,900       114,231
   Guidant Corp.                                          1,100        81,290
   Medtronic, Inc.                                        6,000       305,700
   St. Jude Medical, Inc. (b)                            12,800       460,800
   Zimmer Holdings, Inc. (b)                              6,600       513,546
                                                                 ------------
                                                                    1,608,089
                                                                 ------------
 HEALTH CARE FACILITIES--0.7%
   HCA, Inc.                                              6,400       342,848
   Health Management Associates, Inc. Class A            15,600       408,408
                                                                 ------------
                                                                      751,256
                                                                 ------------
 HEALTH CARE SERVICES--0.7%
   Caremark Rx, Inc. (b)                                 17,400       692,172
   Medco Health Solutions, Inc. (b)                       3,200       158,624
                                                                 ------------
                                                                      850,796
                                                                 ------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 HOME ENTERTAINMENT SOFTWARE--0.5%
   Electronic Arts, Inc. (b)                             10,000  $    517,800
                                                                 ------------
 HOME IMPROVEMENT RETAIL--1.9%
   Home Depot, Inc. (The)                                29,700     1,135,728
   Lowe's Cos., Inc.                                     16,000       913,440
   Sherwin-Williams Co. (The)                             3,000       131,970
                                                                 ------------
                                                                    2,181,138
                                                                 ------------
 HOMEBUILDING--0.3%
   Lennar Corp. Class A                                   3,200       181,376
   Pulte Homes, Inc.                                      2,100       154,623
                                                                 ------------
                                                                      335,999
                                                                 ------------
 HOMEFURNISHING RETAIL--0.1%
   Williams-Sonoma, Inc. (b)                              3,800       139,650
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--0.4%
   Carnival Corp.                                         9,700       502,557
                                                                 ------------
 HOUSEHOLD APPLIANCES--0.2%
   Whirlpool Corp.                                        2,700       182,871
                                                                 ------------
 HOUSEHOLD PRODUCTS--2.3%
   Colgate-Palmolive Co.                                 12,200       636,474
   Kimberly-Clark Corp.                                   3,700       243,201
   Procter & Gamble Co. (The)                            31,500     1,669,500
                                                                 ------------
                                                                    2,549,175
                                                                 ------------
 HOUSEWARES & SPECIALTIES--0.4%
   Fortune Brands, Inc.                                   4,100       330,583
   Newell Rubbermaid, Inc.                                6,000       131,640
                                                                 ------------
                                                                      462,223
                                                                 ------------
 HYPERMARKETS & SUPER CENTERS--1.7%
   Wal-Mart Stores, Inc.                                 38,300     1,919,213
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--4.7%
   3M Co.                                                 7,300       625,537
   General Electric Co.                                 122,900     4,431,774
   Textron, Inc.                                          2,800       208,936
                                                                 ------------
                                                                    5,266,247
                                                                 ------------
 INDUSTRIAL MACHINERY--0.5%
   Eaton Corp.                                            5,200       340,080
   Ingersoll-Rand Co. Class A                             1,200        95,580
   Parker Hannifin Corp.                                  1,800       109,656
                                                                 ------------
                                                                      545,316
                                                                 ------------
 INTEGRATED OIL & GAS--6.9%
   Amerada Hess Corp.                                     1,600       153,936
   ChevronTexaco Corp.                                   24,400     1,422,764
   ConocoPhillips                                        12,100     1,304,864
   Exxon Mobil Corp.                                     67,700     4,034,920
   Marathon Oil Corp.                                     6,300       295,596
   Occidental Petroleum Corp.                             7,000       498,190
                                                                 ------------
                                                                    7,710,270
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------   -----------
 DOMESTIC COMMON STOCKS (CONTINUED)
 INTEGRATED TELECOMMUNICATION SERVICES--2.8%
   ALLTEL Corp.                                           4,100  $    224,885
   BellSouth Corp.                                       19,300       507,397
   SBC Communications, Inc.                              36,600       867,054
   Sprint Corp.                                          21,500       489,125
   Verizon Communications, Inc.                          30,300     1,075,650
                                                                 ------------
                                                                    3,164,111
                                                                 ------------
 INTERNET RETAIL--0.9%
   eBay, Inc. (b)                                        27,200     1,013,472
                                                                 ------------
 INTERNET SOFTWARE & SERVICES--0.8%
   Yahoo!, Inc. (b)                                      27,300       925,470
                                                                 ------------
 INVESTMENT BANKING & BROKERAGE--2.2%
   Bear Stearns Cos., Inc. (The)                            800        79,920
   Goldman Sachs Group, Inc. (The)                        5,500       604,945
   Lehman Brothers Holdings, Inc.                         4,900       461,384
   Merrill Lynch & Co., Inc.                             10,900       616,940
   Morgan Stanley                                         9,900       566,775
   Schwab (Charles) Corp. (The)                          10,000       105,100
                                                                 ------------
                                                                    2,435,064
                                                                 ------------
 LIFE & HEALTH INSURANCE--0.9%
   AFLAC, Inc.                                            7,500       279,450
   Jefferson-Pilot Corp.                                  2,300       112,815
   Lincoln National Corp.                                 7,000       315,980
   MetLife, Inc.                                          4,200       164,220
   UnumProvident Corp.                                   11,000       187,220
                                                                 ------------
                                                                    1,059,685
                                                                 ------------
 MANAGED HEALTH CARE--1.7%
   UnitedHealth Group, Inc.                              12,100     1,154,098
   WellPoint, Inc. (b)                                    6,000       752,100
                                                                 ------------
                                                                    1,906,198
                                                                 ------------
 MOTORCYCLE MANUFACTURERS--0.4%
   Harley-Davidson, Inc.                                  7,100       410,096
                                                                 ------------
 MOVIES & ENTERTAINMENT--1.9%
   Time Warner, Inc. (b)                                 67,300     1,181,115
   Viacom, Inc. Class B                                  13,200       459,756
   Walt Disney Co. (The)                                 17,200       494,156
                                                                 ------------
                                                                    2,135,027
                                                                 ------------
 MULTI-LINE INSURANCE--2.3%
   American International Group, Inc.                    34,000     1,883,940
   Hartford Financial Services Group, Inc. (The)          5,400       370,224
   Loews Corp.                                            5,200       382,408
                                                                 ------------
                                                                    2,636,572
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--0.2%
   Sempra Energy                                          6,700       266,928
                                                                 ------------
 OFFICE SERVICES & SUPPLIES--0.2%
   Pitney Bowes, Inc.                                     5,000       225,600
                                                                 ------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 OIL & GAS DRILLING--0.1%
   Transocean, Inc. (b)                                   2,900  $    149,234
                                                                 ------------
 OIL & GAS EQUIPMENT & SERVICES--0.7%
   Baker Hughes, Inc.                                     5,200       231,348
   Halliburton Co.                                        6,000       259,500
   Schlumberger Ltd.                                      4,000       281,920
                                                                 ------------
                                                                      772,768
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--0.2%
   XTO Energy, Inc.                                       7,467       245,205
                                                                 ------------
 OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
   Western Gas Resources, Inc.                            7,000       241,150
                                                                 ------------
 OIL & GAS STORAGE & TRANSPORTATION--0.2%
   El Paso Corp.                                         21,500       227,470
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
   Citigroup, Inc.                                       63,900     2,871,666
   JPMorgan Chase & Co.                                  39,132     1,353,967
                                                                 ------------
                                                                    4,225,633
                                                                 ------------
 PACKAGED FOODS & MEATS--0.8%
   Campbell Soup Co.                                      6,700       194,434
   ConAgra Foods, Inc.                                    5,100       137,802
   Dean Foods Co. (b)                                     3,400       116,620
   Heinz (H.J.) Co.                                       3,000       110,520
   Hershey Foods Corp.                                    1,900       114,874
   Sara Lee Corp.                                         6,200       137,392
   Wrigley (Wm.) Jr. Co.                                  2,300       150,811
                                                                 ------------
                                                                      962,453
                                                                 ------------
 PAPER PACKAGING--0.1%
   Sonoco Products Co.                                    6,000       173,100
                                                                 ------------
 PAPER PRODUCTS--0.5%
   Georgia-Pacific Corp.                                  4,000       141,960
   International Paper Co.                               10,600       389,974
                                                                 ------------
                                                                      531,934
                                                                 ------------
 PERSONAL PRODUCTS--0.9%
   Avon Products, Inc.                                   12,300       528,162
   Estee Lauder Cos., Inc. (The) Class A                  2,800       125,944
   Gillette Co. (The)                                     6,200       312,976
                                                                 ------------
                                                                      967,082
                                                                 ------------
 PHARMACEUTICALS--5.7%
   Abbott Laboratories                                   15,100       703,962
   Bristol-Myers Squibb Co.                              17,400       443,004
   Forest Laboratories, Inc. (b)                          9,200       339,940
   Johnson & Johnson                                     29,000     1,947,640
   Lilly (Eli) & Co.                                      8,100       422,010
   Merck & Co., Inc.                                     15,100       488,787
   Pfizer, Inc.                                          64,640     1,698,093
   Wyeth                                                  9,300       392,274
                                                                 ------------
                                                                    6,435,710
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 PHOTOGRAPHIC PRODUCTS--0.2%
   Eastman Kodak Co.                                      6,000  $    195,300
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--0.9%
   Allstate Corp. (The)                                   4,600       248,676
   Axis Capital Holdings Ltd.                             6,600       178,464
   Chubb Corp. (The)                                      2,600       206,102
   St. Paul Travelers Cos., Inc. (The)                   10,601       389,375
                                                                 ------------
                                                                    1,022,617
                                                                 ------------
 PUBLISHING & PRINTING--0.2%
   Gannett Co., Inc.                                        900        71,172
   Tribune Co.                                            4,100       163,467
                                                                 ------------
                                                                      234,639
                                                                 ------------
 RAILROADS--0.9%
   Burlington Northern Santa Fe Corp.                     5,600       302,008
   CSX Corp.                                              9,000       374,850
   Norfolk Southern Corp.                                10,300       381,615
                                                                 ------------
                                                                    1,058,473
                                                                 ------------
 REGIONAL BANKS--2.4%
   AmSouth Bancorp                                        5,600       145,320
   BB&T Corp.                                             5,200       203,216
   Commerce Bancorp, Inc.                                10,400       337,688
   Huntington Bancshares, Inc.                            6,300       150,570
   KeyCorp                                                8,100       262,845
   National City Corp.                                   14,700       492,450
   North Fork Bancorporation, Inc.                        4,900       135,926
   PNC Financial Services Group, Inc. (The)               6,800       350,064
   Regions Financial Corp.                                6,226       201,722
   SunTrust Banks, Inc.                                   5,500       396,385
                                                                 ------------
                                                                    2,676,186
                                                                 ------------
 REITS--0.5%
   Equity Office Properties Trust                        11,000       331,430
   Equity Residential                                     5,700       183,597
                                                                 ------------
                                                                      515,027
                                                                 ------------
 RESTAURANTS--1.3%
   McDonald's Corp.                                      14,500       451,530
   Starbucks Corp. (b)                                   10,400       537,264
   Wendy's International, Inc.                            8,600       335,744
   Yum! Brands, Inc.                                      2,300       119,163
                                                                 ------------
                                                                    1,443,701
                                                                 ------------
 SEMICONDUCTOR EQUIPMENT--0.2%
   Applied Materials, Inc. (b)                           12,000       195,000
                                                                 ------------
 SEMICONDUCTORS--2.0%
   Broadcom Corp. Class A (b)                             8,600       257,312
   Freescale Semiconductor, Inc. Class B (b)              2,605        44,937
   Intel Corp.                                           61,975     1,439,679
   Linear Technology Corp.                                3,100       118,761
   Maxim Integrated Products, Inc.                        2,200        89,914

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS (CONTINUED)
   Texas Instruments, Inc.                               12,900  $    328,821
                                                                 ------------
                                                                    2,279,424
                                                                 ------------
 SOFT DRINKS--1.7%
   Coca-Cola Co. (The)                                   25,000     1,041,750
   Coca-Cola Enterprises, Inc.                            3,800        77,976
   PepsiCo, Inc.                                         16,000       848,480
                                                                 ------------
                                                                    1,968,206
                                                                 ------------
 SPECIALTY CHEMICALS--0.2%
   Lubrizol Corp.  (The)                                  5,100       207,264
                                                                 ------------
 SPECIALTY STORES--0.2%
   OfficeMax, Inc.                                        5,700       190,950
                                                                 ------------
 STEEL--0.3%
   United States Steel Corp.                              6,400       325,440
                                                                 ------------
 SYSTEMS SOFTWARE--3.7%
   Adobe Systems, Inc.                                    2,100       141,057
   McAfee, Inc. (b)                                       6,200       139,872
   Microsoft Corp.                                      123,400     2,982,578
   Oracle Corp. (b)                                      56,800       708,864
   Symantec Corp. (b)                                     8,200       174,906
                                                                 ------------
                                                                    4,147,277
                                                                 ------------
 TECHNOLOGY DISTRIBUTORS--0.2%
   Ingram Micro, Inc. Class A (b)                         5,100        85,017
   Tech Data Corp. (b)                                    2,800       103,768
                                                                 ------------
                                                                      188,785
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.6%
   Fannie Mae                                             3,600       196,020
   Freddie Mac                                            2,400       151,680
   Washington Mutual, Inc.                                7,400       292,300
                                                                 ------------
                                                                      640,000
                                                                 ------------
 TOBACCO--2.0%
   Altria Group, Inc.                                    26,400     1,726,296
   Reynolds American, Inc.                                4,800       386,832
   UST, Inc.                                              3,600       186,120
                                                                 ------------
                                                                    2,299,248
                                                                 ------------
 WIRELESS TELECOMMUNICATION SERVICES--0.3%
   Nextel Communications, Inc. Class A (b)               11,800       335,356
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $98,228,162)                                  109,670,687
                                                                 ------------
 FOREIGN  COMMON STOCKS(c)--1.9%
 ELECTRONIC MANUFACTURING SERVICES--0.1%
   Flextronics International Ltd. (Singapore) (b)         7,000        84,280
                                                                 ------------
 HEALTH CARE SUPPLIES--0.1%
   Alcon, Inc. (United States)                            1,800       160,722
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 INDUSTRIAL CONGLOMERATES--0.6%
   Tyco International Ltd. (United States)               19,700  $    665,860
                                                                 ------------
 OIL & GAS DRILLING--0.3%
   Nabors Industries Ltd. (United States) (b)             5,450       322,313
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--0.6%
   ACE Ltd. (United States)                               7,600       313,652
   XL Capital Ltd. Class A (United States)                4,500       325,665
                                                                 ------------
                                                                      639,317
                                                                 ------------
 SEMICONDUCTORS--0.2%
   Marvell Technology Group Ltd. (Bermuda) (b)            6,000       230,040
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,567,215)                                     2,102,532
                                                                 ------------
 RIGHTS--0.0%
 COMPUTER STORAGE & PERIPHERALS--0.0%
   Seagate Technology Tax Refund Rights (d)               8,600         1,032
                                                                 ------------
 TOTAL RIGHTS
   (Identified cost $0)                                                 1,032
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--99.5%
   (Identified cost $99,795,377)                                  111,774,251
                                                                 ------------
 SHORT-TERM INVESTMENTS--0.5%
 MONEY MARKET MUTUAL FUNDS--0.5%
   SSgA Money Market Fund (2.39%
     seven day effective yield)                         557,723       557,723
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $557,723)                                         557,723
                                                                 ------------
 TOTAL INVESTMENTS--100.0%
   (Identified cost $100,353,100)                                 112,331,974(a)
   Other assets and liabilities, net--0.0%                            (18,410)
                                                                 ------------
 NET ASSETS--100.0%                                              $112,313,564
                                                                 ============

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,689,790 and gross depreciation of $8,930,471 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $100,572,655.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005, these securities amounted to a value of $1,032 or 0% of net assets. For acquisition information, please see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS--95.6%
 REAL ESTATE INVESTMENT TRUSTS--92.5%
 DIVERSIFIED--4.6%
   Vornado Realty Trust                                  74,829  $  5,183,405

 HEALTH CARE--1.7%
   Health Care Property Investors, Inc.                   6,231       146,242
   Health Care REIT, Inc.                                25,437       813,984
   Healthcare Realty Trust, Inc.                         25,978       946,638
                                                                 ------------
                                                                    1,906,864
                                                                 ------------
 INDUSTRIAL/OFFICE--29.2%

 INDUSTRIAL--9.4%
   AMB Property Corp.                                    28,561     1,079,606
   CenterPoint Properties Trust                         126,207     5,174,487
   ProLogis                                             114,535     4,249,249
                                                                 ------------
                                                                   10,503,342
                                                                 ------------
 OFFICE--19.8%
   Alexandria Real Estate Equities, Inc.                 35,104     2,259,996
   Arden Realty, Inc.                                    27,792       940,759
   Boston Properties, Inc.                               72,427     4,362,278
   Corporate Office Properties Trust                    144,719     3,832,159
   Equity Office Properties Trust                        63,424     1,910,965
   Kilroy Realty Corp.                                   28,831     1,179,476
   Maguire Properties, Inc.                              23,080       551,150
   Reckson Associates Realty Corp.                       72,974     2,240,302
   SL Green Realty Corp.                                 84,198     4,733,612
                                                                 ------------
                                                                   22,010,697
                                                                 ------------
 TOTAL INDUSTRIAL/OFFICE                                           32,514,039
                                                                 ------------
 LODGING/RESORTS--7.6%
   Hospitality Properties Trust                          23,424       945,861
   Host Marriott Corp.                                  256,243     4,243,384
   LaSalle Hotel Properties                              50,720     1,473,416
   Sunstone Hotel Investors, Inc.                        82,428     1,768,081
                                                                 ------------
                                                                    8,430,742
                                                                 ------------
 RESIDENTIAL--12.6%

 APARTMENTS--12.6%
   Archstone-Smith Trust                                130,113     4,438,154
   Avalonbay Communities, Inc.                            8,296       554,920
   Camden Property Trust                                 34,274     1,611,906
   Equity Residential Properties                        122,588     3,948,560
   Essex Property Trust, Inc.                            22,798     1,571,694
   Home Properties, Inc.                                 18,998       737,122
   United Dominion Realty Trust, Inc.                    54,685     1,141,276
                                                                 ------------
 TOTAL RESIDENTIAL                                                 14,003,632
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
DOMESTIC COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
 RETAIL--33.0%
 FREE STANDING--0.7%
   Realty Income Corp.                                   36,196  $    828,164

 REGIONAL MALLS--18.6%
   CBL & Associates Properties, Inc.                     53,331     3,813,700
   General Growth Properties, Inc.                      149,985     5,114,488
   Macerich Co. (The)                                    78,034     4,157,651
   Simon Property Group, Inc.                           125,394     7,596,369
                                                                 ------------
                                                                   20,682,208
                                                                 ------------
 SHOPPING CENTERS--13.7%
   Developers Diversified Realty Corp.                  114,239     4,541,000
   Kimco Realty Corp.                                    45,446     2,449,540
   Pan Pacific Retail Properties, Inc.                   58,321     3,309,717
   Regency Centers Corp.                                 54,840     2,612,029
   Tanger Factory Outlet Centers, Inc.                   23,276       512,072
   Weingarten Realty Investors                           54,396     1,877,206
                                                                 ------------
                                                                   15,301,564
                                                                 ------------
 TOTAL RETAIL                                                      36,811,936
                                                                 ------------
 SELF STORAGE--3.8%
   Extra Space Storage, Inc.                             77,760     1,049,760
   Public Storage, Inc.                                  35,341     2,012,316
   Shurgard Storage Centers, Inc. Class A                28,113     1,152,071
                                                                 ------------
                                                                    4,214,147
                                                                 ------------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Identified cost $75,999,763)                                  103,064,765
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--3.1%
 Starwood Hotels & Resorts Worldwide, Inc.
   (Identified cost $2,669,545)                          58,170     3,491,945
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--95.6%
   (Identified cost $78,669,308)                                  106,556,710
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 SHORT-TERM OBLIGATIONS--4.4%
 COMMERCIAL PAPER--4.4%
   UBS Finance Delaware LLC 2.83%,
     4/1/05                                              $2,980     2,980,000

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 SHORT-TERM OBLIGATIONS (CONTINUED)
 COMMERCIAL PAPER (CONTINUED)
   George Street Finance LLC 2.80%,
     4/14/05                                             $2,000  $  1,997,978
                                                                 ------------
 TOTAL SHORT-TERM OBLIGATIONS
   (Identified cost $4,977,978)                                     4,977,978
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified Cost $83,647,286)                                   111,534,688(a)
  Other assets and liabilities, net--0.0%                             (45,258)
                                                                 ------------
NET ASSETS--100.0%                                               $111,489,430
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,362,795 and gross depreciation of $604,860 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $82,776,753.

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS--92.3%
 AEROSPACE & DEFENSE--0.0%
   United Technologies Corp.                                800  $     81,328
                                                                 ------------
 AIR FREIGHT & COURIERS--4.3%
   FedEx Corp.                                          118,000    11,086,100
   United Parcel Service, Inc. Class B                  144,100    10,481,834
                                                                 ------------
                                                                   21,567,934
                                                                 ------------
 AIRLINES--0.0%
   Southwest Airlines Co.                                 7,500       106,800
                                                                 ------------
 APPAREL RETAIL--0.0%
   Limited Brands, Inc.                                     986        23,960
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--0.0%
   Northern Trust Corp.                                   1,600        69,504
                                                                 ------------
 BIOTECHNOLOGY--6.3%
   Amgen, Inc. (b)                                      327,600    19,069,596
   Genentech, Inc. (b)                                   94,000     5,321,340
   Gilead Sciences, Inc. (b)                            197,000     7,052,600
   MedImmune, Inc.                                        3,700        88,097
                                                                 ------------
                                                                   31,531,633
                                                                 ------------
 BROADCASTING & CABLE TV--6.0%
   Clear Channel Communications, Inc.                     2,700        93,069
   Comcast Corp. Class A (b)                            334,000    11,282,520
   EchoStar Communications Corp. Class A                270,000     7,897,500
   Univision Communications, Inc. Class A               386,000    10,688,340
                                                                 ------------
                                                                   29,961,429
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--3.6%
   Cisco Systems, Inc. (b)                              711,520    12,729,093
   QUALCOMM, Inc.                                       145,000     5,314,250
                                                                 ------------
                                                                   18,043,343
                                                                 ------------
 COMPUTER HARDWARE--3.9%
   Dell, Inc. (b)                                       509,000    19,555,780
                                                                 ------------
 COMPUTER STORAGE & PERIPHERALS--1.0%
   EMC Corp. (b)                                        425,000     5,236,000
                                                                 ------------
 CONSUMER FINANCE--5.7%
   American Express Co.                                 341,660    17,551,074
   SLM Corp.                                            225,400    11,233,936
                                                                 ------------
                                                                   28,785,010
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--2.7%
   First Data Corp.                                     350,000    13,758,500
                                                                 ------------
 DIVERSIFIED BANKS--2.0%
   Bank of America Corp.                                  3,800       167,580
   Wells Fargo & Co.                                    167,000     9,986,600
                                                                 ------------
                                                                   10,154,180
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 DRUG RETAIL--2.0%
   Walgreen Co.                                         224,000  $  9,950,080
                                                                 ------------
 EDUCATION SERVICES--1.3%
   Apollo Group, Inc. Class A                            91,000     6,739,460
                                                                 ------------
 FOOD DISTRIBUTORS--3.5%
   Sysco Corp.                                          497,000    17,792,600
                                                                 ------------
 FOOD RETAIL--1.3%
   Safeway, Inc. (b)                                      3,400        63,002
   Whole Foods Market, Inc.                              65,000     6,638,450
                                                                 ------------
                                                                    6,701,452
                                                                 ------------
 FOOTWEAR--0.0%
   NIKE, Inc. Class B                                     1,000        83,310
                                                                 ------------
 GENERAL MERCHANDISE STORES--2.1%
   Target Corp.                                         214,000    10,704,280
                                                                 ------------
 HEALTH CARE EQUIPMENT--4.4%
   Medtronic, Inc.                                      435,920    22,210,124
                                                                 ------------
 HEALTH CARE SERVICES--0.1%
   Laboratory Corporation of America
     Holdings (b)                                         4,200       202,440
   Medco Health Solutions, Inc. (b)                       2,700       133,839
                                                                 ------------
                                                                      336,279
                                                                 ------------
 HOME IMPROVEMENT RETAIL--4.5%
   Home Depot, Inc. (The)                                 4,100       156,784
   Lowe's Cos., Inc.                                    396,900    22,659,021
                                                                 ------------
                                                                   22,815,805
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--1.8%
   Carnival Corp.                                       176,000     9,118,560
                                                                 ------------
 HYPERMARKETS & SUPER CENTERS--2.5%
   Wal-Mart Stores, Inc.                                251,250    12,590,137
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--6.2%
   General Electric Co.                                 865,800    31,220,748
                                                                 ------------
 INDUSTRIAL MACHINERY--0.0%
   ITT Industries, Inc.                                     800        72,192
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--0.0%
   BellSouth Corp.                                        3,600        94,644
   MCI, Inc.                                              2,500        62,300
                                                                 ------------
                                                                      156,944
                                                                 ------------
 INTERNET RETAIL--0.9%
   eBay, Inc. (b)                                       124,000     4,620,240
                                                                 ------------
 INTERNET SOFTWARE & SERVICES--2.7%
   Yahoo!, Inc. (b)                                     393,000    13,322,700
                                                                 ------------

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 INVESTMENT BANKING & BROKERAGE--0.1%
   Lehman Brothers Holdings, Inc.                         1,250  $    117,700
   Morgan Stanley                                         2,700       154,575
                                                                 ------------
                                                                      272,275
                                                                 ------------
 IT CONSULTING & OTHER SERVICES--0.0%
   Accenture Ltd. Class A (b)                             2,900        70,035
                                                                 ------------
 LEISURE PRODUCTS--0.0%
   Mattel, Inc.                                           5,500       117,425
                                                                 ------------
 MULTI-LINE INSURANCE--0.0%
   American International Group, Inc.                     1,600        88,656
                                                                 ------------
 OFFICE SERVICES & SUPPLIES--0.0%
   Avery Dennison Corp.                                   1,200        74,316
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
   Citigroup, Inc.                                        4,300       193,242
   JPMorgan Chase & Co.                                   4,488       155,285
                                                                 ------------
                                                                      348,527
                                                                 ------------
 PACKAGED FOODS & MEATS--0.0%
   General Mills, Inc.                                    2,200       108,130
                                                                 ------------
 PERSONAL PRODUCTS--3.6%
   Avon Products, Inc.                                  420,000    18,034,800
                                                                 ------------
 PHARMACEUTICALS--2.3%
   Johnson & Johnson                                      2,500       167,900
   Pfizer, Inc.                                         434,107    11,403,991
                                                                 ------------
                                                                   11,571,891
                                                                 ------------
 RAILROADS--0.0%
   Union Pacific Corp.                                    1,900       132,430
                                                                 ------------
 REGIONAL BANKS--0.1%
   Fifth Third Bancorp                                    1,900        81,662
   North Fork Bancorporation, Inc.                        4,350       120,669
                                                                 ------------
                                                                      202,331
                                                                 ------------
 SEMICONDUCTORS--6.4%
   Intel Corp.                                          808,030    18,770,537
   Texas Instruments, Inc.                              523,620    13,347,074
                                                                 ------------
                                                                   32,117,611
                                                                 ------------
 SOFT DRINKS--2.6%
   Coca-Cola Co. (The)                                    1,400        58,338
   Pepsi Bottling Group, Inc. (The)                       3,100        86,335
   PepsiCo, Inc.                                        248,000    13,151,440
                                                                 ------------
                                                                   13,296,113
                                                                 ------------
 SPECIALTY STORES--3.0%
   Staples, Inc.                                        483,000    15,180,690
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 SYSTEMS SOFTWARE--5.3%
   Microsoft Corp.                                    1,105,400  $ 26,717,518
   Oracle Corp. (b)                                      16,700       208,416
                                                                 ------------
                                                                   26,925,934
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.0%
   Washington Mutual, Inc.                                1,500        59,250
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $396,506,563)                                 465,910,726
                                                                 ------------
 FOREIGN  COMMON STOCKS(c)--4.3%
 APPLICATION SOFTWARE--2.1%
   SAP AG ADR (Germany)                                 263,000    10,541,040
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--0.0%
   Nokia Oyj ADR (Finland)                               10,900       168,187
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--0.0%
   Tyco International Ltd. (United
     States)                                              2,100        70,980
                                                                 ------------
 SEMICONDUCTORS--2.2%
   Taiwan Semiconductor
     Manufacturing Co. Ltd. ADR (Taiwan)              1,299,000    11,015,520
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $21,313,047)                                   21,795,727
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--96.6%
   (Identified cost $417,819,610)                                 487,706,453
                                                                 ------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.5%
FEDERAL AGENCY SECURITIES--0.2%
  FHLB 1.35%, 4/29/05                                    $1,000       998,696
                                                                 ------------
COMMERCIAL PAPER--1.3%
  Wal-Mart Stores, Inc. 2.75%, 4/7/05                     2,910     2,908,666
  George Street Finance LLC 2.80%, 4/12/05                2,670     2,667,716
  CIT Group, Inc. 2.70%, 5/9/05                             750       747,778
                                                                 ------------
                                                                    6,324,160
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $7,324,244)                                      7,322,856
                                                                 ------------
TOTAL INVESTMENTS--98.1%
  (Identified cost $425,143,854)                                  495,029,309(a)
  Other assets and liabilities, net--1.9%                           9,508,761
                                                                 ------------
NET ASSETS--100.0%                                               $504,538,070
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $81,491,753 and gross depreciation of $11,632,993 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $425,170,549.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS--95.3%
 AEROSPACE & DEFENSE--2.4%
   Boeing Co. (The)                                      14,400  $    841,824
   Goodrich Corp.                                         7,400       283,346
   Honeywell International, Inc.                          9,900       368,379
   Lockheed Martin Corp.                                  7,200       439,632
   United Technologies Corp.                             14,800     1,504,568
                                                                 ------------
                                                                    3,437,749
                                                                 ------------
 AGRICULTURAL PRODUCTS--0.7%
   Archer-Daniels-Midland Co.                            36,700       902,086
   Corn Products International, Inc.                      6,600       171,534
                                                                 ------------
                                                                    1,073,620
                                                                 ------------
 AIR FREIGHT & COURIERS--0.1%
   United Parcel Service, Inc. Class                      1,200        87,288
                                                                 ------------
 ALTERNATIVE CARRIERS--0.4%
   PanAmSat Holding Corp.                                37,300       634,100
                                                                 ------------
 APPAREL RETAIL--0.6%
   Gap, Inc. (The)                                       30,700       670,488
   Limited Brands, Inc.                                   7,400       179,820
                                                                 ------------
                                                                      850,308
                                                                 ------------
 APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   Jones Apparel Group, Inc.                              1,900        63,631
   V. F. Corp.                                            3,600       212,904
                                                                 ------------
                                                                      276,535
                                                                 ------------
 APPLICATION SOFTWARE--0.8%
   Autodesk, Inc.                                        20,600       613,056
   Intuit, Inc. (b)                                       7,300       319,521
   Parametric Technology Corp. (b)                       34,200       191,178
                                                                 ------------
                                                                    1,123,755
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--0.5%
   Northern Trust Corp.                                  15,200       660,288
                                                                 ------------
 AUTOMOBILE MANUFACTURERS--0.3%
   Ford Motor Co.                                        43,600       493,988
                                                                 ------------
 BIOTECHNOLOGY--0.4%
   Amgen, Inc. (b)                                        1,400        81,494
   Applera Corp. - Applied Biosystems Group               3,600        71,064
   Cephalon, Inc. (b)                                     5,800       271,614
   Invitrogen Corp. (b)                                   1,400        96,880
                                                                 ------------
                                                                      521,052
                                                                 ------------
 BROADCASTING & CABLE TV--0.1%
   Comcast Corp. Class A (b)                              2,391        80,768
                                                                 ------------
 BUILDING PRODUCTS--0.4%
   Masco Corp.                                           18,300       634,461
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 COMMUNICATIONS EQUIPMENT--2.6%
   ADTRAN, Inc.                                           9,600  $    169,344
   Cisco Systems, Inc. (b)                              119,300     2,134,277
   Harris Corp.                                           5,200       169,780
   Motorola, Inc.                                        69,200     1,035,924
   QUALCOMM, Inc.                                         8,500       311,525
                                                                 ------------
                                                                    3,820,850
                                                                 ------------
 COMPUTER & ELECTRONICS RETAIL--0.3%
   Best Buy Co., Inc.                                     8,200       442,882
                                                                 ------------
 COMPUTER HARDWARE--4.1%
   Apple Computer, Inc. (b)                               6,800       283,356
   Dell, Inc. (b)                                        13,100       503,302
   Hewlett-Packard Co.                                   45,501       998,292
   International Business Machines                       43,200     3,947,616
   NCR Corp. (b)                                          3,800       128,212
                                                                 ------------
                                                                    5,860,778
                                                                 ------------
 COMPUTER STORAGE & PERIPHERALS--0.0%
   Lexmark International, Inc. Class A (b)                  600        47,982
                                                                 ------------
 CONSTRUCTION MATERIALS--0.0%
   Vulcan Materials Co.                                   1,000        56,830
                                                                 ------------
 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
   Caterpillar, Inc.                                        800        73,152
   Deere & Co.                                            6,000       402,780
   PACCAR, Inc.                                           4,800       347,472
                                                                 ------------
                                                                      823,404
                                                                 ------------
 CONSUMER FINANCE--1.4%
   American Express Co.                                   1,500        77,055
   Capital One Financial Corp.                            7,300       545,821
   MBNA Corp.                                            55,600     1,364,980
                                                                 ------------
                                                                    1,987,856
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--1.1%
   Automatic Data Processing, Inc.                       12,000       539,400
   CheckFree Corp. (b)                                    2,100        85,596
   Computer Sciences Corp. (b)                            3,100       142,135
   Fiserv, Inc. (b)                                      13,600       541,280
   Sabre Holdings Corp. Class A                          14,100       308,508
                                                                 ------------
                                                                    1,616,919
                                                                 ------------
 DEPARTMENT STORES--1.8%
   Federated Department Stores, Inc.                     16,900     1,075,516
   Nordstrom, Inc.                                       10,500       581,490
   Penney (J.C.) Co., Inc.                               18,300       950,136
                                                                 ------------
                                                                    2,607,142
                                                                 ------------
 DIVERSIFIED BANKS--5.4%
   Bank of America Corp.                                 95,206     4,198,584

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 DIVERSIFIED BANKS (CONTINUED)
   Comerica, Inc.                                         4,600  $    253,368
   U.S. Bancorp                                          16,400       472,648
   Wachovia Corp.                                        46,500     2,367,315
   Wells Fargo & Co.                                      9,100       544,180
                                                                 ------------
                                                                    7,836,095
                                                                 ------------
 DIVERSIFIED CHEMICALS--1.3%
   Dow Chemical Co. (The)                                15,200       757,720
   Du Pont (E.I.) de Nemours & Co.                        1,600        81,984
   Eastman Chemical Co.                                  15,500       914,500
   PPG Industries, Inc.                                   2,100       150,192
                                                                 ------------
                                                                    1,904,396
                                                                 ------------
 DIVERSIFIED COMMERCIAL SERVICES--0.2%
   Dun & Bradstreet Corp. (b)                             3,700       227,365
                                                                 ------------
 DIVERSIFIED METALS & MINING--0.1%
   Phelps Dodge Corp.                                     1,600       162,768
                                                                 ------------
 DRUG RETAIL--0.0%
   CVS Corp.                                              1,300        68,406
                                                                 ------------
 ELECTRIC UTILITIES--0.5%
   American Electric Power Co., Inc.                      1,800        61,308
   Exelon Corp.                                          15,800       725,062
                                                                 ------------
                                                                      786,370
                                                                 ------------
 ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
   Cooper Industries Ltd. Class A                         1,000        71,520
   Emerson Electric Co.                                  23,700     1,538,841
   Hubbell, Inc. Class B                                  3,000       153,300
   Rockwell Automation, Inc.                              4,800       271,872
                                                                 ------------
                                                                    2,035,533
                                                                 ------------
 ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
   Agilent Technologies, Inc. (b)                         5,000       111,000
   Tektronix, Inc.                                       19,000       466,070
                                                                 ------------
                                                                      577,070
                                                                 ------------
 FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
   Monsanto Co.                                           9,800       632,100
                                                                 ------------
 FOOTWEAR--0.7%
   NIKE, Inc. Class B                                    11,500       958,065
                                                                 ------------
 FOREST PRODUCTS--0.9%
   Weyerhaeuser Co.                                      18,200     1,246,700
                                                                 ------------
 GENERAL MERCHANDISE STORES--0.1%
   Target Corp.                                           1,700        85,034
                                                                 ------------
 HEALTH CARE DISTRIBUTORS--0.1%
   Cardinal Health, Inc.                                  3,000       167,400
                                                                 ------------
 HEALTH CARE EQUIPMENT--1.0%
   Baxter International, Inc.                             1,800        61,164
   Becton, Dickinson & Co.                                9,200       537,464
   Medtronic, Inc.                                        1,200        61,140


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 HEALTH CARE EQUIPMENT (CONTINUED)
   PerkinElmer, Inc.                                     13,800  $    284,694
   St. Jude Medical, Inc. (b)                             3,400       122,400
   Thermo Electron Corp. (b)                             14,200       359,118
                                                                 ------------
                                                                    1,425,980
                                                                 ------------
 HEALTH CARE FACILITIES--0.1%
   HCA, Inc.                                              1,300        69,641
                                                                 ------------
 HEALTH CARE SERVICES--0.3%
   IMS Health, Inc.                                      19,100       465,849
                                                                 ------------
 HEALTH CARE SUPPLIES--0.4%
   Bausch & Lomb, Inc.                                    8,400       615,720
                                                                 ------------
 HOME ENTERTAINMENT SOFTWARE--0.2%
   Electronic Arts, Inc. (b)                              1,400        72,492
   THQ, Inc. (b)                                          5,700       160,398
                                                                 ------------
                                                                      232,890
                                                                 ------------
 HOME IMPROVEMENT RETAIL--1.3%
   Home Depot, Inc. (The)                                29,200     1,116,608
   Lowe's Cos., Inc.                                      1,300        74,217
   Sherwin-Williams Co. (The)                            16,700       734,633
                                                                 ------------
                                                                    1,925,458
                                                                 ------------
 HOUSEHOLD APPLIANCES--0.5%
   Black & Decker Corp. (The)                             9,400       742,506
                                                                 ------------
 HOUSEHOLD PRODUCTS--1.9%
   Kimberly-Clark Corp.                                  19,500     1,281,735
   Procter & Gamble Co. (The)                            26,600     1,409,800
                                                                 ------------
                                                                    2,691,535
                                                                 ------------
 HOUSEWARES & SPECIALTIES--0.5%
   Fortune Brands, Inc.                                   9,500       765,985
                                                                 ------------
 HYPERMARKETS & SUPER CENTERS--0.2%
   Wal-Mart Stores, Inc.                                  5,200       260,572
                                                                 ------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.6%
   Constellation Energy Group, Inc.                      36,500     1,887,050
   Duke Energy Corp.                                     14,200       397,742
                                                                 ------------
                                                                    2,284,792
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--0.8%
   3M Co.                                                 6,000       514,140
   General Electric Co.                                   7,000       252,420
   Textron, Inc.                                          6,100       455,182
                                                                 ------------
                                                                    1,221,742
                                                                 ------------
 INDUSTRIAL GASES--0.0%
   Praxair, Inc.                                          1,300        62,218
                                                                 ------------
 INDUSTRIAL MACHINERY--1.9%
   Eaton Corp.                                           15,100       987,540
   Ingersoll-Rand Co. Class A                            20,200     1,608,930
   Parker Hannifin Corp.                                  3,200       194,944
                                                                 ------------
                                                                    2,791,414
                                                                 ------------

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 INSURANCE BROKERS--0.3%
   AON Corp.                                              6,000  $    137,040
   Willis Group Holdings Ltd.                             7,600       280,212
                                                                 ------------
                                                                      417,252
                                                                 ------------
 INTEGRATED OIL & GAS--7.3%
   ChevronTexaco Corp.                                   43,800     2,553,978
   ConocoPhillips                                         5,201       560,876
   Exxon Mobil Corp.                                     89,300     5,322,280
   Occidental Petroleum Corp.                            29,600     2,106,632
                                                                 ------------
                                                                   10,543,766
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--3.7%
   ALLTEL Corp.                                          11,100       608,835
   AT&T Corp.                                            27,900       523,125
   BellSouth Corp.                                       31,300       822,877
   Citizens Communications Co.                           57,300       741,462
   SBC Communications, Inc.                              28,200       668,058
   Sprint Corp.                                           5,100       116,025
   Verizon Communications, Inc.                          50,900     1,806,950
                                                                 ------------
                                                                    5,287,332
                                                                 ------------
 INTERNET RETAIL--0.0%
   eBay, Inc. (b)                                         1,600        59,616
                                                                 ------------
 INTERNET SOFTWARE & SERVICES--0.5%
   EarthLink, Inc. (b)                                   39,700       357,300
   Yahoo!, Inc. (b)                                      11,000       372,900
                                                                 ------------
                                                                      730,200
                                                                 ------------
 INVESTMENT BANKING & BROKERAGE--1.8%
   Ameritrade Holding Corp. (b)                          25,600       261,376
   E*TRADE Financial Corp. (b)                            8,200        98,400
   Goldman Sachs Group, Inc. (The)                       18,600     2,045,814
   Lehman Brothers Holdings, Inc.                           700        65,912
   Merrill Lynch & Co., Inc.                              1,300        73,580
                                                                 ------------
                                                                    2,545,082
                                                                 ------------
 LEISURE PRODUCTS--0.3%
   Marvel Enterprises, Inc. (b)                          21,300       426,000
                                                                 ------------
 LIFE & HEALTH INSURANCE--2.1%
   AFLAC, Inc.                                            4,500       167,670
   Lincoln National Corp.                                15,200       686,128
   MetLife, Inc.                                         35,000     1,368,500
   Protective Life Corp.                                  1,400        55,020
   Prudential Financial, Inc.                            12,300       706,020
   Stancorp Financial Group, Inc.                           800        67,824
                                                                 ------------
                                                                    3,051,162
                                                                 ------------
 MANAGED HEALTH CARE--3.0%
   Aetna, Inc.                                            9,000       674,550
   CIGNA Corp.                                            4,200       375,060
   UnitedHealth Group, Inc.                              24,400     2,327,272
   WellPoint, Inc. (b)                                    7,200       902,520
                                                                 ------------
                                                                    4,279,402
                                                                 ------------


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 METAL & GLASS CONTAINERS--0.1%
   Silgan Holdings, Inc.                                  1,400  $     90,972
                                                                 ------------
 MOTORCYCLE MANUFACTURERS--0.0%
   Harley-Davidson, Inc.                                  1,070        61,803
                                                                 ------------
 MOVIES & ENTERTAINMENT--3.9%
   Time Warner, Inc. (b)                                148,300     2,602,665
   Viacom, Inc. Class B                                  31,500     1,097,145
   Walt Disney Co. (The)                                 69,400     1,993,862
                                                                 ------------
                                                                    5,693,672
                                                                 ------------
 MULTI-LINE INSURANCE--1.5%
   American International Group, Inc.                    34,700     1,922,727
   Hartford Financial Services Group, Inc. (The)          1,800       123,408
   Unitrin, Inc.                                          1,400        63,560
                                                                 ------------
                                                                    2,109,695
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--1.0%
   Sempra Energy                                         37,500     1,494,000
                                                                 ------------
 OFFICE ELECTRONICS--0.3%
   Xerox Corp. (b)                                       26,900       407,535
                                                                 ------------
 OFFICE SERVICES & SUPPLIES--0.2%
   HNI Corp.                                              5,800       260,710
                                                                 ------------
 OIL & GAS EQUIPMENT & SERVICES--0.1%
   Halliburton Co.                                        2,600       112,450
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--0.1%
   Unocal Corp.                                           1,770       109,191
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--3.3%
   Citigroup, Inc.                                       52,701     2,368,383
   JPMorgan Chase & Co.                                  67,600     2,338,960
                                                                 ------------
                                                                    4,707,343
                                                                 ------------
 PACKAGED FOODS & MEATS--1.6%
   General Mills, Inc.                                    1,700        83,555
   Kellogg Co.                                           43,600     1,886,572
   Tyson Foods, Inc. Class A                             20,500       341,940
                                                                 ------------
                                                                    2,312,067
                                                                 ------------
 PAPER PACKAGING--0.0%
   Smurfit-Stone Container Corp. (b)                      2,700        41,769
                                                                 ------------
 PAPER PRODUCTS--0.1%
   Georgia-Pacific Corp.                                  3,700       131,313
   MeadWestvaco Corp.                                     2,000        63,640
                                                                 ------------
                                                                      194,953
                                                                 ------------
 PERSONAL PRODUCTS--0.1%
   Avon Products, Inc.                                    3,900       167,466
                                                                 ------------
 PHARMACEUTICALS--7.4%
   Abbott Laboratories                                    1,990        92,774
   Bristol-Myers Squibb Co.                              53,500     1,362,110
   Johnson & Johnson                                     57,700     3,875,132

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 PHARMACEUTICALS (CONTINUED)
   Lilly (Eli) & Co.                                      1,200  $     62,520
   Merck & Co., Inc.                                     31,500     1,019,655
   Pfizer, Inc.                                         143,200     3,761,864
   Wyeth                                                 12,000       506,160
                                                                 ------------
                                                                   10,680,215
                                                                 ------------
 PHOTOGRAPHIC PRODUCTS--0.7%
   Eastman Kodak Co.                                     31,400     1,022,070
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--1.9%
   Allstate Corp. (The)                                  34,100     1,843,446
   Chubb Corp. (The)                                        900        71,343
   Cincinnati Financial Corp.                             2,100        91,581
   Mercury General Corp.                                  3,200       176,832
   Progressive Corp. (The)                                5,700       523,032
   St. Paul Travelers Cos., Inc. (The)                        1            37
                                                                 ------------
                                                                    2,706,271
                                                                 ------------
 PUBLISHING & PRINTING--0.5%
   McGraw-Hill Cos., Inc. (The)                           7,000       610,750
   Meredith Corp.                                         1,700        79,475
                                                                 ------------
                                                                      690,225
                                                                 ------------
 RAILROADS--0.5%
   Burlington Northern Santa Fe Corp.                     3,600       194,148
   CSX Corp.                                              1,800        74,970
   Norfolk Southern Corp.                                10,600       392,730
                                                                 ------------
                                                                      661,848
                                                                 ------------
 REGIONAL BANKS--1.5%
   Bank of Hawaii Corp.                                   6,600       298,716
   BB&T Corp.                                             1,400        54,712
   Hibernia Corp. Class A                                14,400       460,944
   KeyCorp                                               13,400       434,830
   National City Corp.                                   23,800       797,300
   SunTrust Banks, Inc.                                   2,000       144,140
                                                                 ------------
                                                                    2,190,642
                                                                 ------------
 REITS--0.3%
   Highwoods Properties, Inc.                             8,600       230,652
   Maguire Properties, Inc.                              10,400       248,352
                                                                 ------------
                                                                      479,004
                                                                 ------------
 RESTAURANTS--1.2%
   McDonald's Corp.                                      35,500     1,105,470
   Yum! Brands, Inc.                                     11,300       585,453
                                                                 ------------
                                                                    1,690,923
                                                                 ------------
 SEMICONDUCTOR EQUIPMENT--0.3%
   Applied Materials, Inc. (b)                           25,700       417,625
                                                                 ------------
 SEMICONDUCTORS--2.9%
   Analog Devices, Inc.                                   1,800        65,052
   Freescale Semiconductor, Inc. Class B (b)              7,640       131,790
   Intel Corp.                                          110,500     2,566,915


                                                       SHARES        VALUE
                                                     ----------  ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS (CONTINUED)
   Maxim Integrated Products, Inc.                        9,300  $    380,091
   OmniVision Technologies, Inc. (b)                      9,900       149,985
   Texas Instruments, Inc.                               35,700       909,993
                                                                 ------------
                                                                    4,203,826
                                                                 ------------
 SOFT DRINKS--0.3%
   Pepsi Bottling Group, Inc. (The)                       5,200       144,820
   PepsiAmericas, Inc.                                    7,500       169,950
   PepsiCo, Inc.                                          2,100       111,363
                                                                 ------------
                                                                      426,133
                                                                 ------------
 SPECIALTY CHEMICALS--0.1%
   Rohm & Haas Co.                                        4,000       192,000
                                                                 ------------
 SPECIALTY STORES--0.1%
   Staples, Inc.                                          2,500        78,575
                                                                 ------------
 STEEL--0.1%
   United States Steel Corp.                              1,600        81,360
                                                                 ------------
 SYSTEMS SOFTWARE--3.7%
   Adobe Systems, Inc.                                    6,500       436,605
   Microsoft Corp.                                      155,200     3,751,184
   Oracle Corp. (b)                                      95,400     1,190,592
                                                                 ------------
                                                                    5,378,381
                                                                 ------------
 TECHNOLOGY DISTRIBUTORS--0.1%
   Tech Data Corp. (b)                                    4,700       174,182
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.3%
   Countrywide Financial Corp.                            5,300       172,038
   Fannie Mae                                             3,900       212,355
                                                                 ------------
                                                                      384,393
                                                                 ------------
 TOBACCO--0.9%
   Reynolds American, Inc.                                8,900       717,251
   UST, Inc.                                             12,400       641,080
                                                                 ------------
                                                                    1,358,331
                                                                 ------------
 TRUCKING--0.2%
   CNF, Inc.                                              5,500       257,345
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $120,022,923)                                 137,558,946
                                                                 ------------
 FOREIGN COMMON STOCKS(c)--2.2%
 AUTO PARTS & EQUIPMENT--0.3%
   Autoliv, Inc. (Sweden)                                 7,500       357,375
   Magna International, Inc. Class A (Canada)             1,600       107,040
                                                                 ------------
                                                                      464,415
                                                                 ------------
 HEALTH CARE SUPPLIES--0.5%
   Alcon, Inc. (United States)                            8,300       741,107
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--1.0%
   Tyco International Ltd. (United States)               40,800     1,379,040
                                                                 ------------

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES


                                                       SHARES        VALUE
                                                     ----------  ------------
 FOREIGN COMMON STOCKS (CONTINUED)
 INTEGRATED OIL & GAS--0.2%
   BP plc ADR (United Kingdom)                            5,200  $    324,480
                                                                 ------------
 PHARMACEUTICALS--0.1%
   GlaxoSmithKline plc ADR (United Kingdom)               2,800       128,576
                                                                 ------------
 WIRELESS TELECOMMUNICATION SERVICES--0.1%
   Vodafone Group plc ADR (United Kingdom)                4,000       106,240
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,689,748)                                     3,143,858
                                                                 ------------
 EXCHANGE TRADED FUNDS--1.3%
   SPDR Trust Series I                                   15,800     1,863,768
                                                                 ------------
 TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $1,861,796)                                     1,863,768
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--98.8%
   (Identified cost $124,574,467)                                 142,566,572
                                                                 ------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.1%
COMMERCIAL PAPER--1.1%
  UBS Finance Delaware LLC 2.83%, 4/1/05                 $1,660     1,660,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,660,000)                                      1,660,000
                                                                 ------------
TOTAL INVESTMENTS--99.9%
  (Identified cost $126,234,467)                                  144,226,572(a)
  Other assets and liabilities, net--0.1%                              86,806
                                                                 ------------
NET ASSETS--100.0%                                               $144,313,378
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,211,840 and gross depreciation of $6,827,916 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $126,842,648.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--85.6%
AIR FREIGHT & COURIERS--0.8%
  Pacer International, Inc. (b)                           6,700   $   160,063
                                                                  -----------
APPLICATION SOFTWARE--4.5%
  Blackboard, Inc. (b)                                   37,300       650,512
  Macromedia, Inc.                                        5,900       197,650
                                                                  -----------
                                                                      848,162
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--4.9%
  Gabelli Asset Management, Inc. Class A                 21,000       937,650
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.5%
  Winnebago Industries, Inc.                              2,800        88,480
                                                                  -----------
AUTOMOTIVE RETAIL--1.9%
  Advance Auto Parts, Inc. (b)                            7,300       368,285
                                                                  -----------
BIOTECHNOLOGY--5.0%
  Abgenix, Inc. (b)                                      11,600        81,200
  Critical Therapeutics, Inc. (b)                        14,300        97,097
  ICOS Corp. (b)                                          9,200       206,632
  Inhibitex, Inc. (b)                                    16,700       101,703
  Ligand Pharmaceuticals, Inc. Class B (b)                9,700        55,581
  Neose Technologies, Inc. (b)                           11,900        30,702
  Neurocrine Biosciences, Inc. (b)                        2,600        98,956
  Northfield Laboratories, Inc. (b)                       1,900        21,375
  NPS Pharmaceuticals, Inc. (b)                          11,200       141,344
  Nuvelo, Inc. (b)                                       18,970       123,305
                                                                  -----------
                                                                      957,895
                                                                  -----------
CASINOS & GAMING--3.0%
  Multimedia Games, Inc. (b)                             17,000       131,920
  Scientific Games Corp. Class A (b)                     19,300       441,005
                                                                  -----------
                                                                      572,925
                                                                  -----------
COMMUNICATIONS EQUIPMENT--2.1%
  SafeNet, Inc. (b)                                      13,400       392,754
                                                                  -----------
COMPUTER HARDWARE--1.0%
  Stratasys, Inc. (b)                                     6,600       186,978
                                                                  -----------
CONSUMER FINANCE--0.9%
  MoneyGram International, Inc.                           8,800       166,232
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
  Intrado, Inc. (b)                                       5,100        62,730
  Wright Express Corp. (b)                               10,300       176,130
                                                                  -----------
                                                                      238,860
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--8.7%
  Collectors Universe, Inc. (b)                          13,800       264,408
  Corporate Executive Board Co. (The)                    11,900       761,005
  Corrections Corporation of America (b)                  3,800       146,680
  Strayer Education, Inc.                                   900       101,988


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL SERVICES (CONTINUED)
  Tetra Tech, Inc.                                       29,900   $   377,338
                                                                  -----------
                                                                    1,651,419
                                                                  -----------
GENERAL MERCHANDISE STORES--0.2%
  99 Cents Only Stores (b)                                3,200        42,144
                                                                  -----------
HEALTH CARE EQUIPMENT--3.1%
  INAMED Corp.                                            8,400       586,992
                                                                  -----------
HEALTH CARE SERVICES--4.4%
  Advisory Board Co. (The)                               18,900       825,930
                                                                  -----------
HEALTH CARE SUPPLIES--3.6%
  Conor Medsystems, Inc. (b)                              4,100        66,789
  Nektar Therapeutics (b)                                43,700       609,178
                                                                  -----------
                                                                      675,967
                                                                  -----------
INTERNET SOFTWARE & SERVICES--10.0%
  CNET Networks, Inc. (b)                                47,000       443,680
  Digital Insight Corp. (b)                              11,500       188,600
  Digitas, Inc. (b)                                      18,400       185,840
  Equinix, Inc (b)                                        2,200        93,148
  j2 Global Communications, Inc. (b)                     20,300       696,493
  LivePerson, Inc. (b)                                   74,600       196,198
  United Online, Inc. (b)                                 9,300        97,371
                                                                  -----------
                                                                    1,901,330
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.5%
  MarketAxess Holdings, Inc. (b)                          8,600        96,062
                                                                  -----------
LEISURE FACILITIES--1.2%
  Life Time Fitness, Inc. (b)                             8,700       234,726
                                                                  -----------
LEISURE PRODUCTS--4.8%
  MarineMax, Inc. (b)                                     7,600       236,968
  Marvel Enterprises, Inc. (b)                           14,000       280,000
  Polaris Industries, Inc.                                5,500       386,265
                                                                  -----------
                                                                      903,233
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.6%
  PeopleSupport, Inc. (b)                                13,800       121,440
                                                                  -----------
PACKAGED FOODS & MEATS--0.5%
  Hain Celestial Group, Inc. (The) (b)                    5,200        96,928
                                                                  -----------
PHARMACEUTICALS--5.0%
  Barrier Therapeutics, Inc. (b)                          4,100        63,509
  MGI Pharma, Inc. (b)                                   16,400       414,428
  Pain Therapeutics, Inc. (b)                            17,900        90,932
  Sepracor, Inc. (b)                                      6,600       378,906
                                                                  -----------
                                                                      947,775
                                                                  -----------
RESTAURANTS--4.2%
  Cheesecake Factory, Inc. (The) (b)                     14,500       514,025

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES


                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
RESTAURANTS (CONTINUED)
  McCormick & Schmick's Seafood
    Restaurants, Inc. (b)                                16,700   $   279,224
                                                                  -----------
                                                                      793,249
                                                                  -----------
SEMICONDUCTORS--7.0%
  Integrated Circuit Systems, Inc. (b)                   12,800       244,736
  International Rectifier Corp. (b)                       3,800       172,900
  Intersil Corp. Class A                                 12,100       209,572
  Mindspeed Technologies, Inc. (b)                       37,700        84,071
  ON Semiconductor Corp. (b)                            114,000       450,300
  Semtech Corp.                                           9,100       162,617
                                                                  -----------
                                                                    1,324,196
                                                                  -----------
SOFT DRINKS--2.3%
  Hansen Natural Corp. (b)                                7,200       432,492
                                                                  -----------
SPECIALTY STORES--1.1%
  Guitar Center, Inc. (b)                                 3,700       202,871
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.6%
  Federal Agricultural Mortgage Corp. Class C            17,200       300,828
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
  @Road, Inc. (b)                                        42,100       172,610
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $13,418,985)                                    16,228,476
                                                                  -----------
FOREIGN COMMON STOCKS(c)--13.0%
APPLICATION SOFTWARE--1.1%
  Retalix Ltd. (United States) (b)                        8,800       209,000
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--3.6%
  Stewart (W.P.) & Co. Ltd. (Bermuda)                    30,200       684,332
                                                                  -----------
SEMICONDUCTORS--8.3%
  ARM Holdings plc ADR (United Kingdom)                 166,754     1,000,526
  O2Micro International Ltd. (Taiwan) (b)                56,600       582,414
                                                                  -----------
                                                                    1,582,940
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,877,775)                                      2,476,272
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.6%
  (Identified cost $15,296,760)                                    18,704,748
                                                                  -----------

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.9%
COMMERCIAL PAPER--1.9%
  UBS Finance Delaware LLC 2.83%,
    4/1/05                                                $ 360   $   360,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $360,000)                                          360,000
                                                                  -----------
TOTAL INVESTMENTS--100.5%
  (Identified cost $15,656,760)                                    19,064,748(a)
  Other assets and liabilities, net--(0.5)%                          (101,619)
                                                                  -----------
NET ASSETS--100.0%                                                $18,963,129
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,962,010 and gross depreciation of $1,059,926 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $16,162,664.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 AGENCY MORTGAGE-BACKED SECURITIES--6.2%
   FNMA 1.50%, 5/3/05                                 $   1,250  $  1,248,273
   FNMA 4.50%, 6/1/19                                       693       678,368
   FNMA 6.50%, 10/1/31                                       66        68,217
   FNMA 6%, 9/1/32                                          331       338,715
   FNMA 6%, 12/1/32                                       1,887     1,931,286
   FNMA 5%, 5/1/34                                        1,471     1,439,212
   FNMA 5.50%, 5/1/34                                     1,759     1,762,717
   FNMA 5.50%, 6/1/34                                     7,036     7,051,224
   FNMA 5.50%, 6/1/34                                     5,684     5,696,709
   FNMA 6%, 7/1/34                                        1,277     1,305,744
   Final Maturity Amortizing Notes
     05-2 1 4%, 2/25/10                                   1,000       988,281
   GNMA 6.50%, '23-'32                                    2,020     2,116,307
                                                                 ------------
 TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $24,308,320)                                   24,625,053
                                                                 ------------
 MUNICIPAL BONDS--3.8%
 CALIFORNIA--1.3%
   Alameda Corridor Transportation
     Authority Revenue Taxable
     Series C 6.60%, 10/1/29 (MBIA
     Insured)                                             1,000     1,135,290
   Fresno County Pension Obligation
     Revenue Taxable 6.21%, 8/15/06
     (FSA Insured)                                          255       262,344
   Kern County Pension Obligation
     Revenue Taxable 7.26%, 8/15/14
     (MBIA Insured)                                         420       482,870
   Long Beach Pension
     Obligation Taxable 6.87%, 9/1/06
     (FSA Insured) (m)                                        2         2,081
   Long Beach Pension Obligation
     Revenue Taxable 6.87%, 9/1/06
     (FSA Insured)                                           55        57,234
   San Bernardino County Revenue
     Taxable Series A 5.43%, 8/1/13
     (FGIC Insured)                                       1,750     1,793,400
   Sonoma County Pension Obligation
     Revenue Taxable 6.625%, 6/1/13
     (FSA Insured)                                        1,350     1,489,630
                                                                 ------------
                                                                    5,222,849
                                                                 ------------
 FLORIDA--0.7%
   Florida State Department of
     Transportation General
     Obligation Series A 5%, 7/1/12                       1,800     1,954,458


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 MUNICIPAL BONDS (CONTINUED)
 FLORIDA (CONTINUED)
   University of Miami Exchangeable
     Revenue Taxable Series A 7.65%,
     4/1/20 (MBIA Insured)                            $     810  $    856,081
                                                                 ------------
                                                                    2,810,539
                                                                 ------------
 KENTUCKY--0.4%
   Kentucky State Property and
     Buildings Commission Revenue
     5%, 10/1/12 (AMBAC Insured)                          1,500     1,620,420
                                                                 ------------
 PENNSYLVANIA--0.7%
   Philadelphia Authority for
     Industrial Development Pension
     Funding Revenue Taxable Series
     A 5.79%, 4/15/09 (MBIA Insured)                      1,400     1,462,160
   Pittsburgh Pension General
     Obligation Taxable Series C
     6.50%, 3/1/17 (FGIC Insured)                         1,250     1,378,788
                                                                 ------------
                                                                    2,840,948
                                                                 ------------
 TEXAS--0.3%
   Dallas-Fort Worth International
     Airport  Facilities Improvement
     Corporation Revenue Taxable
     6.40%, 11/1/07 (MBIA Insured)                        1,000     1,051,830
                                                                 ------------
 VIRGINIA--0.4%
   Virginia Public Building
     Authority Public Facilities
     Revenue Series A 5%, 8/1/12                          1,500     1,629,015
                                                                 ------------
 TOTAL MUNICIPAL BONDS
   (Identified cost $14,617,823)                                   15,175,601
                                                                 ------------
 ASSET-BACKED SECURITIES--1.5%
   Capital One Master Trust 01-5, A
     5.30%, 6/15/09                                       2,500     2,542,313
   Morgan Stanley Auto Loan Trust
     04-HB1, A4 3.33%, 10/15/11                           1,000       977,656
   Onyx Acceptance Auto Trust 03-D,
     A4 3.20%, 3/15/10                                    1,000       986,307
   WFS Financial Owner Trust 03-1,
     A4 2.74%, 9/20/10                                    1,000       987,512

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 ASSET-BACKED SECURITIES (CONTINUED)
   Whole Auto Loan Trust 02-1, B
     2.91%, 4/15/09                                   $     304  $    302,814
                                                                 ------------
 TOTAL ASSET-BACKED SECURITIES
   (Identified cost $5,886,556)                                     5,796,602
                                                                 ------------
 DOMESTIC CORPORATE BONDS--13.8%
 AEROSPACE & DEFENSE--0.2%
   Rockwell Collins, Inc. 4.75%, 12/1/13                  1,000       984,614
                                                                 ------------
 AGRICULTURAL PRODUCTS--0.1%
   Corn Products International, Inc.
     8.25%, 7/15/07                                         500       539,748
                                                                 ------------
 ALUMINUM--0.3%
   Alcoa, Inc. 5.375%, 1/15/13                            1,000     1,026,101
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--0.2%
   Amvescap plc 5.375%, 12/15/14                          1,000       973,600
                                                                 ------------
 AUTO PARTS & EQUIPMENT--0.2%
   American Axle & Manufacturing, Inc.
     5.25%, 2/11/14                                         750       668,976
                                                                 ------------
 AUTOMOBILE MANUFACTURERS--0.3%
   DaimlerChrysler NA Holding Corp.
     4.75%, 1/15/08                                       1,000       995,265
                                                                 ------------
 BROADCASTING & CABLE TV--0.1%
   Cox Communications, Inc. 144A
     5.45%, 12/15/14 (d)                                    415       404,006
                                                                 ------------
 CASINOS & GAMING--0.9%
   Caesars Entertainment, Inc.
     9.375%, 2/15/07                                        500       533,125
   Harrah's Operating Co., Inc.
     7.50%, 1/15/09                                         250       271,924
   Mandalay Resort Group 6.375%,
     12/15/11                                               750       761,250
   MGM Mirage, Inc. 9.75%, 6/1/07                           500       540,000
   Station Casinos, Inc. 6.875%, 3/1/16                   1,500     1,509,375
                                                                 ------------
                                                                    3,615,674
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--0.1%
   Motorola, Inc. 7.625%, 11/15/10                          500       561,828
                                                                 ------------
 CONSUMER FINANCE--2.4%
   Capital One Financial Corp. 5.25%,
     2/21/17                                                440       419,489
   Ford Motor Credit Co. 7.25%, 10/25/11 (g)              1,200     1,184,192
   Ford Motor Credit Co. 7%, 10/1/13                        415       402,017
   General Electric Capital Corp.
     3.50%, 5/1/08                                        1,250     1,216,671


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 CONSUMER FINANCE (CONTINUED)
   General Electric Capital Corp. 6%,
     6/15/12                                          $   2,000  $  2,130,884
   General Motors Acceptance Corp.
     6.875%, 8/28/12                                      1,500     1,336,489
   General Motors Acceptance Corp. 6.75%,
     12/1/14                                                415       358,479
   HSBC Finance Corp. 6.75%, 5/15/11                        500       547,367
   SLM Corp. 4.536%, 2/1/10 (i)                           1,950     1,922,271
                                                                 ------------
                                                                    9,517,859
                                                                 ------------
 DIVERSIFIED BANKS--0.9%
   Bank of America Corp. 5.25%, 12/1/15                   1,500     1,502,700
   National Capital Trust II 144A
     5.486%, 12/29/49 (d)(i)                                950       952,851
   U.S. Bank NA 6.30%, 7/15/08                              500       528,614
   Wachovia Corp. 5.625%, 12/15/08                          500       520,603
                                                                 ------------
                                                                    3,504,768
                                                                 ------------
 DIVERSIFIED CAPITAL MARKETS--0.3%
   Deutsche Bank AG NY Series GS
     4.56%, 3/22/10 (i)                                   1,000     1,000,000
                                                                 ------------
 DIVERSIFIED CHEMICALS--0.2%
   Cabot Corp. 144A 5.25%, 9/1/13 (d)                       750       737,057
                                                                 ------------
 DIVERSIFIED COMMERCIAL SERVICES--0.2%
   International Lease Finance Corp.
     4.75%, 1/13/12                                         625       605,817
                                                                 ------------
 ELECTRIC UTILITIES--0.3%
   Entergy Gulf States, Inc. 5.25%, 8/1/15                  850       829,479
   Oncor Electric Delivery Co. 6.375%, 1/15/15              500       538,734
                                                                 ------------
                                                                    1,368,213
                                                                 ------------
 ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
   Mettler-Toledo International, Inc.
     4.85%, 11/15/10                                      1,000       982,441
                                                                 ------------
 GAS UTILITIES--0.1%
   AmeriGas Partners LP/AmeriGas
     Eagle Finance Corp. Series B
     8.875%, 5/20/11                                        500       532,500
                                                                 ------------
 HEALTH CARE DISTRIBUTORS--0.2%
   AmerisourceBergen Corp. 8.125%, 9/1/08                   810       872,775
                                                                 ------------
 HOMEBUILDING--0.5%
   Horton (D.R.), Inc. 4.875%, 1/15/10                      750       722,651

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
 HOMEBUILDING (CONTINUED)
   Lennar Corp. 7.625%, 3/1/09                        $   1,000  $  1,089,582
                                                                 ------------
                                                                    1,812,233
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--0.0%
   La Quinta Properties 7%, 8/15/12                          75        76,312
                                                                 ------------
 INDUSTRIAL MACHINERY--0.5%
   ITW CUPIDS Financial Trust I 144A
     6.55%, 12/31/11 (d)(l)                               2,000     2,134,506
                                                                 ------------
 INTEGRATED OIL & GAS--0.1%
   Conoco Funding Co. 5.45%, 10/15/06                       250       255,343
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--0.4%
   CenturyTel, Inc. Series F 6.30%, 1/15/08                 500       518,177
   Verizon Communications, Inc. 7.51%, 4/1/09             1,000     1,097,087
                                                                 ------------
                                                                    1,615,264
                                                                 ------------
 INVESTMENT BANKING & BROKERAGE--0.7%
   Credit Suisse First Boston USA,
     Inc. 3.875%, 1/15/09                                 1,000       972,900
   Credit Suisse First Boston USA,
     Inc. 5.125%, 1/15/14                                   500       496,454
   Merrill Lynch & Co., Inc. 5%, 2/3/14                   1,500     1,469,522
                                                                 ------------
                                                                    2,938,876
                                                                 ------------
 LIFE & HEALTH INSURANCE--0.4%
   Metlife, Inc. 5%, 11/24/13                             1,000       988,007
   Protective Life Corp. 4.875%, 11/1/14                    800       768,482
                                                                 ------------
                                                                    1,756,489
                                                                 ------------
 MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12                         415       453,215
                                                                 ------------
 MULTI-LINE INSURANCE--0.1%
   Assurant, Inc. 5.625%, 2/15/14                           200       203,066
                                                                 ------------
 OIL & GAS EQUIPMENT & SERVICES--0.1%
   Halliburton Co. 5.50%, 10/15/10                          250       257,209
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--0.5%
   Chesapeake Energy Corp. 6.875%, 1/15/16                  450       456,750
   Pemex Project Funding Master
     Trust 9.125%, 10/13/10                                 500       577,500
   Pemex Project Funding Master
     Trust 7.375%, 12/15/14                                 750       802,500
                                                                 ------------
                                                                    1,836,750
                                                                 ------------
 OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.1%
   Valero Energy Corp. 4.75%, 6/15/13                       415       404,460
                                                                 ------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
   Bosphorus Financial Services Ltd.
     144A 4.83%, 2/15/12 (d)(i)                       $     400  $    399,842
   J.P. Morgan Chase & Co. 5.125%, 9/15/14                  500       492,090
   Principal Life Global Funding I
     144A 4.40%, 10/1/10 (d)                              1,500     1,465,310
                                                                 ------------
                                                                    2,357,242
                                                                 ------------
 PACKAGED FOODS & MEATS--0.3%
   Campbell Soup Co. 5%, 12/3/12                          1,000     1,004,033
                                                                 ------------
 RAILROADS--0.1%
   Union Pacific Corp. 6.50%, 4/15/12                       500       541,911
                                                                 ------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
   EOP Operating LP 4.75%, 3/15/14                          750       703,310
                                                                 ------------
 REGIONAL BANKS--0.5%
   PNC Funding Corp. 5.25%, 11/15/15                      1,000       991,923
   Zions Bancorp 5.65%, 5/15/14                           1,000     1,015,055
                                                                 ------------
                                                                    2,006,978
                                                                 ------------
 REITS--0.5%
   Colonial Properties Trust 6.25%, 6/15/14               1,500     1,579,002
   Kimco Realty Corp. 4.82%, 8/15/11                        450       441,594
                                                                 ------------
                                                                    2,020,596
                                                                 ------------
 SPECIALIZED FINANCE--0.2%
   CIT Group, Inc. 4.75%, 12/15/10                          850       842,615
                                                                 ------------
 SYSTEMS SOFTWARE--0.1%
   Computer Associates International, Inc.
     144A 4.75%, 12/1/09 (d)                                400       392,125
                                                                 ------------
 TECHNOLOGY DISTRIBUTORS--0.3%
   Arrow Electronics, Inc. 6.875%, 7/1/13                 1,000     1,072,887
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.2%
   Sovereign Bank 5.125%, 3/15/13                         1,000       987,720
                                                                 ------------
 TRADING COMPANIES & DISTRIBUTORS--0.1%
   United Rentals North America, Inc.
     6.50%, 2/15/12                                         500       488,750
                                                                 ------------
 TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $54,920,285)                                   55,053,132
                                                                 ------------
 NON-AGENCY MORTGAGE-BACKED SECURITIES--7.7%
   Asset Backed Funding Corp. Net
     Interest Margin Trust 04-HE1,
     N1 144A 4.45%, 7/26/34 (d)                             512       513,472

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     --------    ------------
 NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
   Countrywide Home Loan Mortgage
     Pass Through Trust 04-12, 12A1
     4.883%, 8/25/34 (i)                             $  1,278    $  1,284,213
   CS First Boston Mortgage
     Securities Corp. 97-C2, A3
     6.55%, 1/17/35                                     4,200       4,412,302
   CS First Boston Mortgage
     Securities Corp. 97-C2, B
     6.72%, 1/17/35                                     2,000       2,114,326
   DLJ Commercial Mortgage Corp.
     98-CF2, A1B 6.24%, 11/12/31                        2,960       3,117,760
   First Horizon Mortgage
     Pass-Through Trust 05-AR1, 2A1
     5.041%, 4/25/35 (i)                                1,287       1,284,657
   GMAC Commercial Mortgage
     Securities, Inc. 97-C2, A3
     6.566%, 4/15/29                                    1,098       1,149,134
   GS Mortgage Securities Corp. II
     99-C1, A2 6.11%, 11/18/30 (i)                      4,163       4,337,512
   Homestar Net Interest Margin
     Trust 04-3, A1 144A 5.50%,
     7/25/34 (d)                                          310         308,822
   J.P. Morgan Chase Commercial
     Mortgage Securities Corp.
     01-CIBC, A3 6.26%, 3/15/33                         4,060       4,357,295
   Lehman Brothers Commercial
     Conduit Mortgage Trust 99-C2,
     A2 7.325%, 10/15/32                                1,840       2,018,444
   Master Resecuritization Trust
     04-3, CTFS 5%, 10/28/34                              914         891,257
   Residential Asset Mortgage
     Products, Inc. 03-RS6, AI3
     3.08%, 12/25/28                                    2,000       1,979,398
   Residential Funding Mortgage
     Securities I 05-SA1, 2A 4.916%,
     3/25/35 (i)                                        1,392       1,387,253
   Structured Asset Securities Corp.
     Net Interest Margin Trust
     04-23XS  A 144A 5.50%,
     2/28/35 (d)                                          464         463,875
   Wells Fargo Mortgage Backed
     Securities Trust  04-EE, 2A3
     3.989%, 1/25/35 (i)                                  824         808,550
   Wells Fargo Mortgage Backed
     Securities Trust 03-4, A18
     5.50%, 6/25/33                                       400         395,709
                                                                 ------------
 TOTAL NON-AGENCY MORTGAGE-BACKED
   SECURITIES
   (Identified cost $29,920,200)                                   30,823,979
                                                                 ------------
 FOREIGN GOVERNMENT SECURITIES--2.9%
 AUSTRALIA--0.2%
   Commonwealth of Australia Series
     705 7.50%, 7/15/05                                   990(k)      768,110
                                                                 ------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     --------    ------------
 FOREIGN GOVERNMENT SECURITIES (CONTINUED)
 AUSTRIA--0.3%
   Republic of Austria Series 97
     5.75%, 4/11/07                                       800(e) $  1,100,269
                                                                 ------------
 BRAZIL--0.0%
   Federative Republic of Brazil
     DCB-L 3.125%, 4/15/12 (i)                       $    110         103,677
                                                                 ------------
 BULGARIA--0.2%
   Republic of Bulgaria 144A 8.25%,
     1/15/15 (d)                                          580         709,050
                                                                 ------------
 COLOMBIA--0.1%
   Republic of Colombia 10%, 1/23/12                      375         406,875
                                                                 ------------
 COSTA RICA--0.3%
   Republic of Costa Rica 144A
     9.335%, 5/15/09 (d)                                1,000       1,095,000
                                                                 ------------
 MEXICO--0.1%
   United Mexican States 5.875%, 1/15/14                  500         496,250
                                                                 ------------
 NEW ZEALAND--0.2%
   Commonwealth of New Zealand
     Series 206 6.50%, 2/15/06                          1,100(f)      782,731
                                                                 ------------
 PERU--0.1%
   Republic of Peru 8.75%, 11/21/33                       200         209,000
                                                                 ------------
 RUSSIA--0.5%
   Russian Federation RegS 8.25%, 3/31/10 (c)             300         323,130
   Russian Federation RegS 5%, 3/31/30 (c)(i)           1,750       1,798,650
                                                                 ------------
                                                                    2,121,780
                                                                 ------------
 SOUTH AFRICA--0.5%
   Republic of South Africa 5.25%, 5/16/13              1,000(e)    1,346,072
   Republic of South Africa Series R152
     12%, 2/28/06                                       3,733(j)      620,907
                                                                 ------------
                                                                    1,966,979
                                                                 ------------
 TURKEY--0.2%
   Republic of Turkey 7.25%, 3/15/15                    1,000         982,500
                                                                 ------------
 VENEZUELA--0.2%
   Republic of Venezuela 9.25%, 9/15/27                 1,000         995,500
                                                                 ------------
 TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $11,319,506)                                   11,737,721
                                                                 ------------
 FOREIGN CORPORATE BONDS(h)--4.1%
 AUSTRALIA--0.6%
   St. George Bank Ltd. 144A 5.30%,
     10/15/15 (d)                                       1,000       1,007,575

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     --------    ------------
 FOREIGN CORPORATE BONDS (CONTINUED)
 AUSTRALIA (CONTINUED)
   United Energy Distribution Holdings
   Property Ltd. 144A 5.45%, 4/15/16 (d)             $    500    $    512,662
   Westfield Capital Corp. 144A 5.125%,
     11/15/14 (d)                                         725         714,106
                                                                 ------------
                                                                    2,234,343
                                                                 ------------
 BRAZIL--0.1%
   Petrobras International Finance Co.
     9.125%, 7/2/13                                       500         540,000
                                                                 ------------
 CANADA--0.1%
   Domtar, Inc. 5.375%, 12/1/13                           350         329,822
                                                                 ------------
 CHILE--0.2%
   Banco Santander Corp. 144A
     5.375%, 12/9/14 (d)                                  300         297,278
   Petropower I Funding Trust 144A
     7.36%, 2/15/14 (d)                                   564         552,562
                                                                 ------------
                                                                      849,840
                                                                 ------------
 ITALY--0.2%
   Telecom Italia Capital SA 5.25%, 11/15/13            1,000         987,959
                                                                 ------------
 KAZAKHSTAN--0.3%
   Kazkommerts International BV 144A
     7%, 11/3/09 (d)                                    1,250       1,240,625
                                                                 ------------
 MALAYSIA--0.4%
   Malaysia International Shipping
     Corp. Capital Ltd. 144A 6.125%, 7/1/14 (d)           750         789,294
   Petronas Capital Ltd. RegS 7%, 5/22/12 (c)             750         824,689
                                                                 ------------
                                                                    1,613,983
                                                                 ------------
 MEXICO--0.4%
   America Movil SA de CV 5.75%, 1/15/15                  925         894,062
   Pemex Project Funding Master Trust
     8%, 11/15/11                                         750         829,875
                                                                 ------------
                                                                    1,723,937
                                                                 ------------
 NETHERLANDS--0.2%
   Coca-Cola HBC Finance BV 5.125%, 9/17/13               750         753,297
                                                                 ------------
 NORWAY--0.3%
   Norske Skogindustrier ASA 144A
     6.125%, 10/15/15 (d)                               1,000       1,033,597
                                                                 ------------
 SINGAPORE--0.1%
   DBS Bank Ltd. 144A 5%, 11/15/19 (d)(i)                 525         508,391
                                                                 ------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     --------    ------------
 FOREIGN CORPORATE BONDS (CONTINUED)
 SOUTH KOREA--0.6%
   Korea Development Bank 5.50%,
     11/13/12                                        $  2,500    $  2,547,102
                                                                 ------------
 SWEDEN--0.3%
   Nordea Bank Sweden AB 144A 5.25%,
     11/30/12 (d)                                       1,000       1,022,302
                                                                 ------------
 UNITED KINGDOM--0.3%
   HBOS plc 144A 5.375%, 11/29/49 (d)(i)                1,000       1,001,253
                                                                 ------------
 TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $16,394,661)                                   16,386,451
                                                                 ------------


                                                      SHARES
                                                     --------
DOMESTIC COMMON STOCKS--55.7%
 ADVERTISING--0.9%
   Harte-Hanks, Inc.                                  123,800       3,411,928
                                                                 ------------
 AEROSPACE & DEFENSE--1.2%
   United Technologies Corp.                           47,400       4,818,684
                                                                 ------------
 AIR FREIGHT & COURIERS--0.7%
   FedEx Corp.                                         29,300       2,752,735
                                                                 ------------
 APPLICATION SOFTWARE--1.5%
   Amdocs Ltd. (b)                                     86,800       2,465,120
   Intuit, Inc. (b)                                    78,800       3,449,076
                                                                 ------------
                                                                    5,914,196
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--1.2%
   Bank of New York Co., Inc. (The)                    40,200       1,167,810
   Mellon Financial Corp.                             126,200       3,601,748
                                                                 ------------
                                                                    4,769,558
                                                                 ------------
 BROADCASTING & CABLE TV--1.2%
   Comcast Corp. Special Class A (b)                  146,600       4,896,440
                                                                 ------------
 CASINOS & GAMING--1.0%
   Caesars Entertainment, Inc. (b)                    196,600       3,890,714
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--0.7%
   Cisco Systems, Inc. (b)                            163,200       2,919,648
                                                                 ------------
 COMPUTER HARDWARE--0.8%
   Dell, Inc. (b)                                      79,300       3,046,706
                                                                 ------------
 CONSTRUCTION & ENGINEERING--1.5%
   Jacobs Engineering Group, Inc. (b)                 118,500       6,152,520
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--2.1%
   Affiliated Computer Services,
     Inc. Class A (b)                                  72,000       3,833,280
   Computer Sciences Corp. (b)                         97,000       4,447,450
                                                                 ------------
                                                                    8,280,730
                                                                 ------------
 DIVERSIFIED BANKS--4.4%
   Bank of America Corp.                              130,300       5,746,230
   Wachovia Corp.                                     100,800       5,131,728

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 DIVERSIFIED BANKS (CONTINUED)
   Wells Fargo & Co.                                  109,900    $  6,572,020
                                                                 ------------
                                                                   17,449,978
                                                                 ------------
 DIVERSIFIED CHEMICALS--0.9%
   Du Pont (E.I.) de Nemours & Co.                     67,800       3,474,072
                                                                 ------------
 DRUG RETAIL--1.3%
   CVS Corp.                                           99,300       5,225,166
                                                                 ------------
 ELECTRIC UTILITIES--2.2%
   DTE Energy Co.                                      55,500       2,524,140
   Entergy Corp.                                       39,300       2,776,938
   PG&E Corp.                                         106,800       3,641,880
                                                                 ------------
                                                                    8,942,958
                                                                 ------------
 ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
   Emerson Electric Co.                                37,600       2,441,368
                                                                 ------------
 EMPLOYMENT SERVICES--1.0%
   Manpower, Inc.                                      95,900       4,173,568
                                                                 ------------
 FOOTWEAR--0.5%
   NIKE, Inc. Class B                                  23,300       1,941,123
                                                                 ------------
 HEALTH CARE EQUIPMENT--1.1%
   Fisher Scientific International, Inc. (b)           80,100       4,559,292
                                                                 ------------
 HEALTH CARE FACILITIES--1.4%
   HCA, Inc.                                           79,300       4,248,101
   Manor Care, Inc.                                    35,400       1,287,144
                                                                 ------------
                                                                    5,535,245
                                                                 ------------
 HEALTH CARE SERVICES--1.0%
   Express Scripts, Inc. (b)                           48,000       4,185,120
                                                                 ------------
 HEALTH CARE SUPPLIES--1.1%
   DENTSPLY International, Inc.                        78,000       4,243,980
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--0.9%
   Marriott International, Inc. Class A                55,400       3,704,044
                                                                 ------------
 HOUSEHOLD PRODUCTS--1.0%
   Procter & Gamble Co. (The)                          76,800       4,070,400
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--2.9%
   General Electric Co.                               323,100      11,650,986
                                                                 ------------
 INDUSTRIAL MACHINERY--1.1%
   Ingersoll-Rand Co. Class A                          54,700       4,356,855
                                                                 ------------
 INTEGRATED OIL & GAS--1.6%
   Exxon Mobil Corp.                                  110,100       6,561,960
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--0.8%
   SBC Communications, Inc.                            56,000       1,326,640
   Verizon Communications, Inc.                        49,800       1,767,900
                                                                 ------------
                                                                    3,094,540
                                                                 ------------
 INTERNET SOFTWARE & SERVICES--0.6%
   Webex Communications, Inc. (b)                     112,500       2,428,875
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 INVESTMENT BANKING & BROKERAGE--2.2%
   Merrill Lynch & Co., Inc.                           57,100    $  3,231,860
   Morgan Stanley                                      96,400       5,518,900
                                                                 ------------
                                                                    8,750,760
                                                                 ------------
 MANAGED HEALTH CARE--1.4%
   WellPoint, Inc. (b)                                 45,100       5,653,285
                                                                 ------------
 MOVIES & ENTERTAINMENT--3.4%
   Time Warner, Inc. (b)                              462,600       8,118,630
   Walt Disney Co. (The)                              183,100       5,260,463
                                                                 ------------
                                                                   13,379,093
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--0.4%
   Dominion Resources, Inc.                            20,800       1,548,144
                                                                 ------------
 OIL & GAS DRILLING--0.6%
   Patterson-UTI Energy, Inc.                          90,200       2,256,804
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--0.6%
   Anadarko Petroleum Corp.                            29,300       2,229,730
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
   Citigroup, Inc.                                     53,800       2,417,772
   JPMorgan Chase & Co.                               154,400       5,342,240
                                                                 ------------
                                                                    7,760,012
                                                                 ------------
 PACKAGED FOODS & MEATS--1.2%
   Dean Foods Co. (b)                                  36,800       1,262,240
   Heinz (H.J.) Co.                                    66,000       2,431,440
   Kellogg Co.                                         27,500       1,189,925
                                                                 ------------
                                                                    4,883,605
                                                                 ------------
 PHARMACEUTICALS--1.7%
   Johnson & Johnson                                   40,500       2,719,980
   Pfizer, Inc.                                       154,300       4,053,461
                                                                 ------------
                                                                    6,773,441
                                                                 ------------
 RAILROADS--0.9%
   Norfolk Southern Corp.                              99,400       3,682,770
                                                                 ------------
 REITS--0.3%
   Friedman, Billings, Ramsey Group, Inc.
     Class A                                           69,600       1,104,552
                                                                 ------------
 RESTAURANTS--0.6%
   Yum! Brands, Inc.                                   49,900       2,585,319
                                                                 ------------
 SOFT DRINKS--1.3%
   Coca-Cola Co. (The)                                120,300       5,012,901
                                                                 ------------
 SYSTEMS SOFTWARE--1.1%
   Microsoft Corp.                                    181,400       4,384,438
                                                                 ------------
 WIRELESS TELECOMMUNICATION SERVICES--0.9%
   Nextel Communications, Inc. Class A (b)            124,700       3,543,974
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $181,546,204)                                 222,442,217
                                                                 ------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                      SHARES         VALUE
                                                     --------    ------------
 FOREIGN  COMMON STOCKS(h)--0.8%
 ELECTRONIC MANUFACTURING SERVICES--0.2%
   Flextronics International Ltd.
     (Singapore) (b)                                   82,700    $    995,708
                                                                 ------------
 SEMICONDUCTORS--0.6%
   ATI Technologies, Inc. (Canada) (b)                129,000       2,226,540
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $3,782,908)                                     3,222,248
                                                                 ------------
 EXCHANGE TRADED FUNDS--0.6%
   SPDR Trust Series I                                 18,800       2,217,648
                                                                 ------------
 TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $2,463,342)                                     2,217,648
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--97.1%
   (Identified cost $345,159,805)                                 387,480,652
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     --------    ------------
 SHORT-TERM INVESTMENTS--2.4%
 COMMERCIAL PAPER--2.4%
   UBS Finance Delaware LLC 2.83%, 4/1/05            $  1,820       1,820,000
   Danske Corp. 2.65%, 4/8/05                           1,975       1,973,982
   BellSouth Corp. 2.75%, 4/12/05                       2,765       2,762,676
   George Street Finance LLC 2.80%, 4/12/05             1,590       1,588,640
   George Street Finance LLC 2.80%, 4/14/05             1,460       1,458,524
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $9,603,822)                                     9,603,822
                                                                 ------------
 TOTAL INVESTMENTS--99.5%
   (Identified cost $354,763,627)                                 397,084,474(a)
   Other assets and liabilities, net--0.5%                          1,937,231
                                                                 ------------
 NET ASSETS--100.0%                                              $399,021,705
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $47,313,605 and gross depreciation of $5,002,399 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $354,773,268.
(b) Non-income producing.
(c) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $ 18,255,561 or 4.6% of net assets.
(e) Par value represents Euro.
(f) Par value represents New Zealand Dollar.
(g) All or a portion segregated as collateral for forward currency contracts.
(h) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(i) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(j) Par value represents South African Rand.
(k) Par value represents Australian Dollar.
(l) Illiquid and restricted. At March 31, 2005, this security amounted to a value of $2,134,506 or 0.5% of net assets. For acquisition information, see
    Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(m) Escrowed to maturity.

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS--95.0%
 AEROSPACE & DEFENSE--2.3%
   Honeywell International, Inc.                        2,800    $    104,188
   Lockheed Martin Corp.                               11,270         688,146
   Northrop Grumman Corp.                               9,570         516,589
   United Technologies Corp.                           15,800       1,606,228
                                                                 ------------
                                                                    2,915,151
                                                                 ------------
 AGRICULTURAL PRODUCTS--0.7%
   Archer-Daniels-Midland Co.                          34,400         845,552
                                                                 ------------
 AIR FREIGHT & COURIERS--0.7%
   FedEx Corp.                                          9,500         892,525
                                                                 ------------
 APPAREL RETAIL--0.6%
   Gap, Inc. (The)                                     17,930         391,591
   TJX Cos., Inc. (The)                                13,580         334,475
                                                                 ------------
                                                                      726,066
                                                                 ------------
 APPLICATION SOFTWARE--0.4%
   Amdocs Ltd. (b)                                     19,000         539,600
                                                                 ------------
 ASSET MANAGEMENT & CUSTODY BANKS--3.8%
   Bank of New York Co., Inc. (The)                    92,100       2,675,505
   Franklin Resources, Inc.                             2,280         156,522
   Mellon Financial Corp.                              67,310       1,921,027
                                                                 ------------
                                                                    4,753,054
                                                                 ------------
 BROADCASTING & CABLE TV--1.2%
   Comcast Corp. Special Class A (b)                   44,930       1,500,662
                                                                 ------------
 BUILDING PRODUCTS--0.2%
   Masco Corp.                                          8,650         299,895
                                                                 ------------
 COMPUTER HARDWARE--0.3%
   Hewlett-Packard Co.                                  8,980         197,021
   International Business Machines Corp.                2,110         192,812
                                                                 ------------
                                                                      389,833
                                                                 ------------
 CONSTRUCTION & ENGINEERING--2.8%
   Jacobs Engineering Group, Inc. (b)                  51,600       2,679,072
   URS Corp. (b)                                       29,400         845,250
                                                                 ------------
                                                                    3,524,322
                                                                 ------------
 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
   Deere & Co.                                          3,980         267,177
                                                                 ------------
 CONSUMER FINANCE--0.5%
   American Express Co.                                 8,860         455,138
   MBNA Corp.                                           5,700         139,935
                                                                 ------------
                                                                      595,073
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--2.3%
   Affiliated Computer Services, Inc.
     Class A (b)                                       18,400         979,616


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
   Computer Sciences Corp. (b)                         42,400    $  1,944,040
                                                                 ------------
                                                                    2,923,656
                                                                 ------------
 DIVERSIFIED BANKS--7.4%
   Bank of America Corp.                              105,968       4,673,189
   Wachovia Corp.                                      49,900       2,540,409
   Wells Fargo & Co.                                   33,600       2,009,280
                                                                 ------------
                                                                    9,222,878
                                                                 ------------
 DIVERSIFIED CHEMICALS--2.4%
   Dow Chemical Co. (The)                               8,410         419,239
   Du Pont (E.I.) de Nemours & Co.                     37,860       1,939,946
   PPG Industries, Inc.                                 9,860         705,187
                                                                 ------------
                                                                    3,064,372
                                                                 ------------
 DRUG RETAIL--1.5%
   CVS Corp.                                           35,600       1,873,272
                                                                 ------------
 ELECTRIC UTILITIES--5.8%
   Cinergy Corp.                                        5,190         210,299
   DTE Energy Co.                                      38,200       1,737,336
   Entergy Corp.                                       22,310       1,576,424
   Exelon Corp.                                         2,730         125,280
   FirstEnergy Corp.                                    2,380          99,841
   FPL Group, Inc.                                     35,600       1,429,340
   PG&E Corp.                                          55,200       1,882,320
   PPL Corp.                                            3,640         196,524
                                                                 ------------
                                                                    7,257,364
                                                                 ------------
 ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
   Cooper Industries Ltd. Class A                       3,750         268,200
   Emerson Electric Co.                                18,860       1,224,580
                                                                 ------------
                                                                    1,492,780
                                                                 ------------
 EMPLOYMENT SERVICES--1.5%
   Manpower, Inc.                                      43,700       1,901,824
                                                                 ------------
 FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
   Monsanto Co.                                         8,920         575,340
                                                                 ------------
 FOOTWEAR--0.6%
   NIKE, Inc. Class B                                   8,400         699,804
                                                                 ------------
 GAS UTILITIES--0.2%
   KeySpan Corp.                                        3,520         137,175
   National Fuel Gas Co.                                4,160         118,934
                                                                 ------------
                                                                      256,109
                                                                 ------------
 HEALTH CARE EQUIPMENT--2.4%
   Baxter International, Inc.                           5,770         196,065
   Bio-Rad Laboratories, Inc. Class A (b)              17,300         842,683
   Fisher Scientific International, Inc. (b)           32,000       1,821,440

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 HEALTH CARE EQUIPMENT (CONTINUED)
   Guidant Corp.                                        1,260    $     93,114
                                                                 ------------
                                                                    2,953,302
                                                                 ------------
 HEALTH CARE FACILITIES--1.2%
   HCA, Inc.                                           28,200       1,510,674
                                                                 ------------
 HEALTH CARE SERVICES--0.6%
   Express Scripts, Inc. (b)                            8,500         741,115
                                                                 ------------
 HEALTH CARE SUPPLIES--2.1%
   DENTSPLY International, Inc.                        20,500       1,115,405
   Sybron Dental Specialties, Inc. (b)                 41,300       1,482,670
                                                                 ------------
                                                                    2,598,075
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--0.5%
   Marriott International, Inc. Class A                 9,800         655,228
                                                                 ------------
 HOUSEHOLD PRODUCTS--1.1%
   Colgate-Palmolive Co.                                2,710         141,381
   Kimberly-Clark Corp.                                 9,770         642,182
   Procter & Gamble Co. (The)                          11,200         593,600
                                                                 ------------
                                                                    1,377,163
                                                                 ------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   TXU Corp.                                            6,320         503,262
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--3.5%
   General Electric Co.                               122,700       4,424,562
                                                                 ------------
 INDUSTRIAL GASES--0.5%
   Air Products and Chemicals, Inc.                     7,920         501,257
   Praxair, Inc.                                        1,800          86,148
                                                                 ------------
                                                                      587,405
                                                                 ------------
 INDUSTRIAL MACHINERY--1.9%
   Ingersoll-Rand Co. Class A                          30,300       2,413,395
                                                                 ------------
 INSURANCE BROKERS--0.0%
   Marsh & McLennan Cos., Inc.                          1,900          57,798
                                                                 ------------
 INTEGRATED OIL & GAS--5.8%
   ChevronTexaco Corp.                                  8,600         501,466
   ConocoPhillips                                       9,980       1,076,243
   Exxon Mobil Corp.                                   96,100       5,727,560
                                                                 ------------
                                                                    7,305,269
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--2.4%
   SBC Communications, Inc.                            41,300         978,397
   Sprint Corp.                                        32,720         744,380
   Verizon Communications, Inc.                        37,520       1,331,960
                                                                 ------------
                                                                    3,054,737
                                                                 ------------
 INVESTMENT BANKING & BROKERAGE--4.2%
   Goldman Sachs Group, Inc. (The)                      8,720         959,113
   Merrill Lynch & Co., Inc.                           50,950       2,883,770
   Morgan Stanley                                      25,700       1,471,325
                                                                 ------------
                                                                    5,314,208
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 IT CONSULTING & OTHER SERVICES--0.2%
   Accenture Ltd. Class A (b)                           8,560    $    206,724
                                                                 ------------
 LEISURE PRODUCTS--0.1%
   Hasbro, Inc.                                         5,190         106,135
                                                                 ------------
 LIFE & HEALTH INSURANCE--1.7%
   AFLAC, Inc.                                          3,400         126,684
   MetLife, Inc.                                       17,850         697,935
   Prudential Financial, Inc.                          23,700       1,360,380
                                                                 ------------
                                                                    2,184,999
                                                                 ------------
 MANAGED HEALTH CARE--1.4%
   WellPoint, Inc. (b)                                 13,500       1,692,225
                                                                 ------------
 MOVIES & ENTERTAINMENT--4.4%
   Time Warner, Inc. (b)                              209,670       3,679,708
   Viacom, Inc. Class B                                18,690         650,973
   Walt Disney Co. (The)                               42,750       1,228,208
                                                                 ------------
                                                                    5,558,889
                                                                 ------------
 MULTI-LINE INSURANCE--0.3%
   Hartford Financial Services
     Group, Inc. (The)                                  5,120         351,027
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--1.3%
   Dominion Resources, Inc.                            18,960       1,411,193
   Energy East Corp.                                    7,890         206,876
                                                                 ------------
                                                                    1,618,069
                                                                 ------------
 OIL & GAS DRILLING--1.1%
   GlobalSantaFe Corp.                                  2,930         108,527
   Noble Corp.                                          7,900         444,059
   Patterson-UTI Energy, Inc.                          31,500         788,130
                                                                 ------------
                                                                    1,340,716
                                                                 ------------
 OIL & GAS EQUIPMENT & SERVICES--0.5%
   Baker Hughes, Inc.                                  10,900         484,941
   Schlumberger Ltd.                                    2,750         193,820
                                                                 ------------
                                                                      678,761
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--1.5%
   Anadarko Petroleum Corp.                             6,800         517,480
   Devon Energy Corp.                                   4,660         222,515
   EOG Resources, Inc.                                  5,720         278,793
   Unocal Corp.                                        13,180         813,074
                                                                 ------------
                                                                    1,831,862
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--4.2%
   Citigroup, Inc.                                     50,050       2,249,247
   JPMorgan Chase & Co.                                85,447       2,956,466
                                                                 ------------
                                                                    5,205,713
                                                                 ------------
 PACKAGED FOODS & MEATS--1.7%
   Heinz (H.J.) Co.                                    32,160       1,184,774
   Kellogg Co.                                         13,600         588,472

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 PACKAGED FOODS & MEATS (CONTINUED)
   Sara Lee Corp.                                      16,610    $    368,078
                                                                 ------------
                                                                    2,141,324
                                                                 ------------
 PAPER PACKAGING--0.1%
   Smurfit-Stone Container Corp. (b)                    8,590         132,887
                                                                 ------------
 PAPER PRODUCTS--0.5%
   Bowater, Inc.                                        3,380         127,325
   International Paper Co.                             13,500         496,665
   Neenah Paper, Inc.                                     296           9,951
                                                                 ------------
                                                                      633,941
                                                                 ------------
 PHARMACEUTICALS--0.6%
   Abbott Laboratories                                 10,860         506,293
   Lilly (Eli) & Co.                                    1,740          90,654
   Merck & Co., Inc.                                    2,730          88,370
                                                                 ------------
                                                                      685,317
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--1.5%
   Allstate Corp. (The)                                10,740         580,604
   Chubb Corp. (The)                                    2,510         198,968
   St. Paul Travelers Cos., Inc. (The)                 30,797       1,131,174
                                                                 ------------
                                                                    1,910,746
                                                                 ------------
 PUBLISHING & PRINTING--0.3%
   Tribune Co.                                         10,360         413,053
                                                                 ------------
 RAILROADS--0.4%
   Burlington Northern Santa Fe
     Corp.                                              8,960         483,213
                                                                 ------------
 REGIONAL BANKS--1.1%
   PNC Financial Services Group, Inc. (The)             8,700         447,876
   SunTrust Banks, Inc.                                12,530         903,037
                                                                 ------------
                                                                    1,350,913
                                                                 ------------
 REITS--3.3%
   Digital Realty Trust, Inc.                          97,100       1,395,327
   Friedman, Billings, Ramsey Group, Inc.
     Class A                                           76,000       1,206,120
   GMH Communities Trust                               94,100       1,101,911
   HRPT Properties Trust                               32,200         383,502
                                                                 ------------
                                                                    4,086,860
                                                                 ------------
 RESTAURANTS--0.2%
   McDonald's Corp.                                     8,120         252,857
                                                                 ------------
 SEMICONDUCTOR EQUIPMENT--0.1%
   Novellus Systems, Inc. (b)                           3,900         104,247
                                                                 ------------
 SOFT DRINKS--1.2%
   Coca-Cola Co. (The)                                 32,400       1,350,108
   PepsiCo, Inc.                                        2,530         134,166
                                                                 ------------
                                                                    1,484,274
                                                                 ------------
 SPECIALTY STORES--1.0%
   Pantry, Inc. (The) (b)                              40,000       1,238,800
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 THRIFTS & MORTGAGE FINANCE--1.8%
   Fannie Mae                                          12,040    $    655,578
   MGIC Investment Corp.                               12,800         789,376
   PMI Group, Inc. (The)                               10,600         402,906
   Radian Group, Inc.                                   9,100         434,434
                                                                 ------------
                                                                    2,282,294
                                                                 ------------
 TOBACCO--0.8%
   Altria Group, Inc.                                  16,010       1,046,894
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $103,270,886)                                 119,035,242
                                                                 ------------
 FOREIGN COMMON STOCKS(c)--1.9%
 INTEGRATED OIL & GAS--1.1%
   BP plc ADR (United Kingdom)                         13,280         828,672
   Total SA ADR (France)                                4,390         514,640
                                                                 ------------
                                                                    1,343,312
                                                                 ------------
 MARINE--0.3%
   Diana Shipping, Inc. (Greece) (b)                   27,600         456,504
                                                                 ------------
 SEMICONDUCTORS--0.5%
   ATI Technologies, Inc. (Canada) (b)                 33,900         585,114
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,974,484)                                     2,384,930
                                                                 ------------
 EXCHANGE TRADED FUNDS--1.5%
   iShares Russell 1000 Value Index Fund               28,700       1,888,747
                                                                 ------------
 TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $1,753,827)                                     1,888,747
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--98.4%
   (Identified cost $106,999,197)                                 123,308,919
                                                                 ------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
SHORT-TERM INVESTMENTS--1.7%
COMMERCIAL PAPER--1.7%
  UBS Finance Delaware LLC 2.83%, 4/1/05               $2,130       2,130,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,130,000)                                      2,130,000
                                                                 ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $109,129,197)                                  125,438,919(a)
  Other assets and liabilities, net--(0.1)%                          (174,855)
                                                                 ------------
NET ASSETS--100.0%                                               $125,264,064
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,286,104 and gross depreciation of $2,058,378 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $109,211,193.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

 FACE
 VALUE                                               INTEREST     MATURITY
 (000)              DESCRIPTION                        RATE         DATE          VALUE
-------   --------------------------------------     --------     ---------   ------------
FEDERAL AGENCY SECURITIES--15.6%
 $2,500   FHLB                                          1.40         4/1/05   $  2,500,000
  3,500   FNMA                                          1.36         5/3/05      3,500,000
  2,500   FHLB                                          1.50         5/4/05      2,500,000
  2,500   FNMA                                          1.75        5/23/05      2,500,000
  2,500   FNMA                                          1.80        5/27/05      2,500,000
  2,500   FHLB                                          2.02         6/8/05      2,500,000
  2,500   FHLMC (c)                                     7.00        7/15/05      2,533,792
  2,500   FHLB (c)                                      2.13         9/1/05      2,498,909
  2,500   FHLMC (c)                                     2.88        9/15/05      2,501,073
  2,500   FHLB (b)                                      2.72        9/16/05      2,500,040
                                                                              ------------
TOTAL FEDERAL AGENCY SECURITIES                                                 26,033,814
                                                                              ------------

 FACE
 VALUE                                               INTEREST
 (000)              DESCRIPTION                        RATE       RESET DATE      VALUE
-------   --------------------------------------     --------     ----------  ------------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--2.2%
     97   SBA (Final Maturity 1/25/21)                  3.00         4/1/05         96,821
    495   SBA (Final Maturity 10/25/22)                 2.75         4/1/05        492,892
    902   SBA (Final Maturity 11/25/21)                 2.88         4/1/05        901,305
    311   SBA (Final Maturity 2/25/23)                  2.75         4/1/05        311,494
    333   SBA (Final Maturity 2/25/23)                  2.75         4/1/05        332,861
    531   SBA (Final Maturity 3/25/24)                  2.88         4/1/05        530,891
    132   SBA (Final Maturity 5/25/21)                  2.75         4/1/05        131,719
    878   SBA (Final Maturity 9/25/23)                  2.63         4/1/05        874,663
                                                                              ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                        3,672,646
                                                                              ------------

 FACE
 VALUE                                               INTEREST     MATURITY
 (000)              DESCRIPTION                        RATE         DATE          VALUE
-------   --------------------------------------     --------     ---------   ------------
COMMERCIAL PAPER--81.7%
  2,000   Clipper Receivables Co. LLC                   2.63         4/1/05      2,000,000
  1,075   Ranger Funding Co. LLC                        2.63         4/1/05      1,075,000
  2,500   ABN-AMRO NA Finance, Inc.                     2.63         4/4/05      2,499,452
  3,690   Wal-Mart Stores, Inc.                         2.75         4/4/05      3,689,154
  3,640   Alpine Securitization Corp.                   2.60         4/5/05      3,638,948
  2,615   BellSouth Corp.                               2.65         4/5/05      2,614,230
  2,950   CAFCO LLC                                     2.61         4/7/05      2,948,717
  2,745   Gemini Securitization LLC                     2.61         4/7/05      2,743,806
  3,000   Golden Peanut Co. LLC                         2.75         4/7/05      2,998,625

                       PHOENIX-GOODWIN MONEY MARKET SERIES

 FACE
 VALUE                                               INTEREST     MATURITY
 (000)              DESCRIPTION                        RATE         DATE          VALUE
-------   --------------------------------------     --------     ---------   ------------
COMMERCIAL PAPER (CONTINUED)
 $1,975   ABN-AMRO NA Finance, Inc.                     2.60        4/11/05     $1,973,574
  1,900   Preferred Receivables Funding Corp.           2.63        4/11/05      1,898,612
  2,500   General Electric Capital Corp.                2.77        4/12/05      2,497,884
  1,228   George Street Finance LLC                     2.61        4/12/05      1,227,021
  2,750   George Street Finance LLC                     2.76        4/12/05      2,747,681
  1,130   International Lease Finance Corp.             2.64        4/13/05      1,129,006
  1,800   Ranger Funding Co. LLC                        2.75        4/13/05      1,798,350
  1,195   George Street Finance LLC                     2.80        4/14/05      1,193,792
  3,000   Goldman Sachs Group, Inc.                     2.75        4/14/05      2,997,021
  2,865   Harley-Davidson Funding                       2.75        4/14/05      2,862,155
  1,600   CAFCO LLC                                     2.66        4/15/05      1,598,345
  3,500   Clipper Receivables Co. LLC                   2.73        4/18/05      3,495,488
  1,545   Gemini Securitization LLC                     2.78        4/18/05      1,542,972
  1,480   International Lease Finance Corp.             2.76        4/18/05      1,478,071
  1,525   Kimberly-Clark Worldwide                      2.76        4/19/05      1,522,895
  3,500   General Electric Capital Corp.                2.75        4/20/05      3,494,920
  1,600   NetJets, Inc.                                 2.76        4/20/05      1,597,669
    476   Pfizer, Inc.                                  2.67        4/20/05        475,329
    585   George Street Finance LLC                     2.81        4/21/05        584,087
  1,250   Pfizer, Inc.                                  2.70        4/21/05      1,248,125
    596   Preferred Receivable Funding Corp.            2.80        4/21/05        595,073
  3,000   CIT Group Holdings, Inc.                      2.68        4/25/05      2,994,640
  2,030   Golden Peanut Co. LLC                         2.76        4/25/05      2,026,265
  1,178   UBS Finance Delaware LLC                      2.65        4/27/05      1,175,745
  2,015   CIT Group Holdings, Inc.                      2.65        4/28/05      2,010,995
  1,800   General Electric Capital Corp.                2.76        4/28/05      1,796,274
  2,085   Goldman Sachs Group, Inc.                     2.78        4/29/05      2,080,492
    855   NetJets, Inc.                                 2.71         5/2/05        853,005
  1,810   Procter & Gamble Co.                          2.66         5/2/05      1,805,854
  2,500   Pfizer, Inc.                                  2.64         5/6/05      2,493,583
  2,663   UBS Finance Delaware LLC                      2.66         5/6/05      2,656,113
  2,800   CIT Group Holdings, Inc.                      2.70         5/9/05      2,792,020
  2,500   NetJets, Inc.                                 2.73         5/9/05      2,492,796
  1,330   CAFCO LLC                                     2.82        5/10/05      1,325,937
  2,075   George Street Finance LLC                     2.72        5/10/05      2,068,886
  3,055   NetJets, Inc.                                 2.78        5/10/05      3,045,799
  2,500   Govco, Inc.                                   2.73        5/11/05      2,492,417
  1,900   Gemini Securitization LLC                     2.72        5/12/05      1,894,114
  3,875   Govco, Inc.                                   2.84        5/12/05      3,862,467
  2,505   Kimberly-Clark Worldwide                      2.79        5/12/05      2,497,040
  3,000   Procter & Gamble Co.                          2.72        5/16/05      2,989,800
  2,500   International Lease Finance Corp.             2.72        5/17/05      2,491,311
  3,000   International Lease Finance Corp.             2.90        5/23/05      2,987,433
  3,000   Golden Peanut Co. LLC                         2.89        5/24/05      2,987,236

                       PHOENIX-GOODWIN MONEY MARKET SERIES

 FACE
 VALUE                                               INTEREST     MATURITY
 (000)              DESCRIPTION                        RATE         DATE          VALUE
-------   --------------------------------------     --------     ---------   ------------
COMMERCIAL PAPER (CONTINUED)
 $1,000   Private Export Funding Corp.                  2.90        5/25/05   $    995,650
  2,035   UBS Finance Delaware LLC                      2.91        5/27/05      2,025,788
  1,500   Danske Corp.                                  2.90        5/31/05      1,492,750
  2,715   Preferred Receivables Funding Corp.           2.83        5/31/05      2,702,194
  1,500   Danske Corp.                                  2.95         6/6/05      1,491,888
  2,410   Procter & Gamble Co.                          2.97        6/13/05      2,395,486
    950   UBS Finance Delaware LLC                      2.94        6/15/05        944,181
  1,350   UBS Finance Delaware LLC                      2.92        6/22/05      1,341,021
  3,500   Bank of America Corp.                         2.95        8/23/05      3,458,700
  3,500   Bank of America Corp.                         3.12        9/12/05      3,450,253
                                                                              ------------
TOTAL COMMERCIAL PAPER                                                         136,284,135
                                                                              ------------
MEDIUM TERM NOTES(c)--0.6%
    500   Bank of America Corp.                         7.63        4/15/05        501,202
    500   Wells Fargo & Co.                             6.88         4/1/06        515,672
                                                                              ------------
TOTAL MEDIUM TERM NOTES                                                          1,016,874
                                                                              ------------
TOTAL INVESTMENTS--100.1%
    (Identified cost $167,007,469)                                             167,007,469(a)
    Other assets and liabilities, net--(0.1)%                                     (176,942)
                                                                              ------------
NET ASSETS--100.0%                                                            $166,830,527
                                                                              ============

(a) Federal Income Tax Information: At March 31, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
  U.S. GOVERNMENT SECURITIES--2.0%
  U.S. TREASURY NOTES--2.0%
    U.S. Treasury Inflationary Note 0.875%,
     4/15/10 (l)                                     $ 5,030     $  4,952,247
                                                                 ------------
  TOTAL U.S. GOVERNMENT SECURITIES
    (Identified cost $4,937,422)                                    4,952,247
                                                                 ------------
  AGENCY MORTGAGE-BACKED SECURITIES--11.9%
   FHLMC 5.50%, 2/1/35                                 1,479        1,481,744
   FNMA 4.50%, 6/1/19                                  3,962        3,876,392
   FNMA 5%, 4/1/34                                     1,824        1,784,469
   FNMA 5.50%, 4/1/34                                  3,094        3,100,568
   FNMA 5%, 5/1/34                                     2,023        1,978,917
   FNMA 6%, 5/1/34                                     1,411        1,442,293
   FNMA 5.50%, 6/1/34                                  3,190        3,196,555
   FNMA 6%, 8/1/34                                     1,797        1,837,917
   FNMA 5.50%, 1/1/35                                  5,692        5,704,831
   Final Maturity Amortizing Notes 05-2 1
     4%, 2/25/10                                       1,250        1,235,352
   GNMA 8%, 10/15/06                                       8            8,643
   GNMA 6.50%, '23-'32                                 2,860        2,990,935
                                                                 ------------
 TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $28,683,279)                                   28,638,616
                                                                 ------------
 MUNICIPAL BONDS--2.5%
 CALIFORNIA--1.2%
   Alameda Corridor Transportation
     Authority Revenue Taxable Series C
     6.50%, 10/1/19 (MBIA Insured)                       750          839,415
   Alameda Corridor Transportation
     Authority Revenue Taxable Series C
     6.60%, 10/1/29 (MBIA Insured)                     1,750        1,986,757
                                                                 ------------
                                                                    2,826,172
                                                                 ------------
 FLORIDA--0.6%
   University of Miami Exchangeable
     Revenue Taxable Series A 7.65%,
     4/1/20 (MBIA Insured)                             1,310        1,384,526
                                                                 ------------
 ILLINOIS--0.6%
   Illinois Educational Facilities Authority -
     Loyola University Revenue Taxable
     Series C 7.12%, 7/1/11 (MBIA Insured)             1,330        1,493,763
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 MUNICIPAL BONDS (CONTINUED)
 SOUTH DAKOTA--0.1%
   Educational Enhancement Funding
     Corp. Revenue Taxable Series A
     6.72%, 6/1/25                                   $   323     $    312,871
                                                                 ------------
 TOTAL MUNICIPAL BONDS
   (Identified cost $5,451,100)                                     6,017,332
                                                                 ------------
 ASSET-BACKED SECURITIES--0.5%
   Bombardier Capital Mortgage
     Securitization Corp. 99-A, A3
     5.98%, 1/15/18                                    1,217        1,152,601
                                                                 ------------
 TOTAL ASSET-BACKED SECURITIES
   (Identified cost $1,179,034)                                     1,152,601
                                                                 ------------
 DOMESTIC CORPORATE BONDS--43.7%
 AEROSPACE & DEFENSE--0.3%
   L-3 Communications Corp. 6.125%,
     1/15/14                                             550          544,500
   Precision Castparts Corp. 5.60%,
     12/15/13                                            150          150,704
                                                                 ------------
                                                                      695,204
                                                                 ------------
 AGRICULTURAL PRODUCTS--0.1%
   Bunge Ltd. Finance Corp. 4.375%,
     12/15/08                                            200          197,122
                                                                 ------------
 AIR FREIGHT & COURIERS--0.1%
   Fedex Corp. 2.65%, 4/1/07                             150          145,357
                                                                 ------------
 AIRLINES--2.8%
   Continental Airlines, Inc. 01-1
     6.703%, 6/15/21                                   1,266        1,211,212
   Continental Airlines, Inc. 01-1,
     A2 6.503%, 6/15/11                                  763          732,814
   Continental Airlines, Inc. 98-1 A
     6.648%, 9/15/17                                   1,011          959,665
   Delta Air Lines, Inc. 02-1, G-1
     6.718%, 1/2/23                                    2,415        2,511,886
   Delta Air Lines, Inc. 02-1, G-2
     6.417%, 7/2/12                                      684          711,484
   Northwest Airlines, Inc. 00-1
     8.072%, 4/1/21                                      575          628,351
                                                                 ------------
                                                                    6,755,412
                                                                 ------------
 APPAREL RETAIL--0.0%
   Gap, Inc. (The) 6.90%, 9/15/07                         50           52,438
                                                                 ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 ASSET MANAGEMENT & CUSTODY BANKS--0.1%
   Bank of New York Co., Inc. (The)
     3.625%, 1/15/09                                 $   180     $    174,124
   Franklin Resources, Inc. 3.70%,
     4/15/08                                             125          122,803
                                                                 ------------
                                                                      296,927
                                                                 ------------
 AUTO PARTS & EQUIPMENT--0.7%
   American Axle & Manufacturing, Inc.
     5.25%, 2/11/14                                    1,000          891,968
   Dura Operating Corp. Series D 9%,
     5/1/09                                              750          596,250
   TRW Automotive, Inc. 10.125%, 2/15/13                  90          132,708
                                                                 ------------
                                                                    1,620,926
                                                                 ------------
 AUTOMOBILE MANUFACTURERS--0.2%
   DaimlerChrysler NA Holding Corp.
     6.50%, 11/15/13                                     425          441,989
                                                                 ------------
 AUTOMOTIVE RETAIL--0.1%
   Pep Boys Manny Moe Jack 7.50%, 12/15/14               350          337,750
                                                                 ------------
 BREWERS--0.2%
   Anheuser-Busch Cos., Inc. 5.95%,
     1/15/33                                              75           80,104
   Anheuser-Busch Cos., Inc. 6%, 11/1/41                  25           26,588
   Coors Brewing Co. 6.375%, 5/15/12                     235          252,508
                                                                 ------------
                                                                      359,200
                                                                 ------------
 BROADCASTING & CABLE TV--2.0%
   Cox Communications, Inc. 6.875%,
     6/15/05                                             250          251,438
   Cox Communications, Inc. 144A
     5.45%, 12/15/14(b)                                  625          608,442
   Echostar DBS Corp. 5.75%, 10/1/08                   1,500        1,485,000
   Insight Midwest LP/Insight Capital, Inc.
     10.50%, 11/1/10                                     500          537,500
   Liberty Media Corp. 5.70%, 5/15/13                  1,500        1,416,040
   Radio One, Inc.144A 6.375%, 2/15/13 (b)               375          370,313
   Univision Communications, Inc. 3.50%,
     10/15/07                                             75           73,311
   Univision Communications, Inc. 3.875%,
     10/15/08                                            175          170,113
                                                                 ------------
                                                                    4,912,157
                                                                 ------------
 BUILDING PRODUCTS--0.1%
   Nortek, Inc. 8.50%, 9/1/14                            350          339,500
                                                                 ------------
 CASINOS & GAMING--2.6%
   Argosy Gaming Co. 7%, 1/15/14                       1,000        1,086,250


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 CASINOS & GAMING (CONTINUED)
   GTECH Holdings Corp. 4.75%, 10/15/10              $ 1,250     $  1,228,080
   Harrahs Operating Co., Inc.
     5.50%, 7/1/10 (e)                                 1,500        1,525,941
   MGM Mirage 8.50%, 9/15/10                             800          880,000
   Mohegan Tribal Gaming Authority
     144A 6.125%, 2/15/13 (b)                            500          492,500
   Penn National Gaming, Inc.
     6.875%, 12/1/11                                     490          493,675
   Scientific Games Corp. 144A
     6.25%, 12/15/12 (b)                                 500          500,000
                                                                 ------------
                                                                    6,206,446
                                                                 ------------
 CATALOG RETAIL--0.4%
   InterActiveCorp 7%, 1/15/13                           875          926,686
                                                                 ------------
 COMMERCIAL PRINTING--0.0%
   Donnelley (R.R.) & Sons 3.75%, 4/1/09                  75           72,356
                                                                 ------------
 COMPUTER HARDWARE--0.1%
   International Business Machines Corp.
     2.375%, 11/1/06                                     225          220,164
                                                                 ------------
 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
   Case Corp. 7.25%, 1/15/16                             500          477,500
                                                                 ------------
 CONSUMER FINANCE--3.6%
   Capital One Bank 5.75%, 9/15/10                       125          129,130
   Capital One Financial Corp. 5.25%,
     2/21/17                                             440          419,489
   Caterpillar Financial Services Corp.
     2.35%, 9/15/06                                      200          195,440
   Ford Motor Credit Co. 7.25%, 10/25/11               1,500        1,480,240
   Ford Motor Credit Co. 7%, 10/1/13 (e)                 625          605,447
   General Electric Capital Corp. 3.50%,
     5/1/08                                              500          486,668
   General Electric Capital Corp.
     6%, 6/15/12                                       1,870        1,992,377
   General Motors Acceptance Corp.
     5.125%, 5/9/08                                      500          462,933
   General Motors Acceptance Corp.
     5.85%, 1/14/09                                      125          115,665
   General Motors Acceptance Corp.
     6.875%, 9/15/11                                     575          520,284
   General Motors Acceptance Corp.
     6.75%, 12/1/14                                      625          539,877
   Household Finance Corp. 4.125%,
     11/16/09                                            275          267,388

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 CONSUMER FINANCE (CONTINUED)
   Household Finance Corp. 6.375%,
     11/27/12                                        $ 1,000     $  1,081,229
   SLM Corp. 3.95%, 8/15/08                              250          244,312
   SLM Corp. 5.12%, 1/31/14 (c)                           50           50,057
                                                                 ------------
                                                                    8,590,536
                                                                 ------------
 DATA PROCESSING & OUTSOURCED SERVICES--0.5%
   Convergys Corp. 4.875%, 12/15/09                    1,000          973,975
   Fiserv, Inc. 3%, 6/27/08                              150          143,075
                                                                 ------------
                                                                    1,117,050
                                                                 ------------
 DEPARTMENT STORES--0.0%
   Saks, Inc. 8.25%, 11/15/08                             50           53,000
                                                                 ------------
 DIVERSIFIED CHEMICALS--0.6%
   Cabot Corp. 144A 5.25%, 9/1/13 (b)                    750          737,057
   Huntsman LLC 144A 10.16%, 7/15/11 (b)(c)              500          537,500
   Nalco Co. 7.75%, 11/15/11                              50           52,250
                                                                 ------------
                                                                    1,326,807
                                                                 ------------
 DIVERSIFIED COMMERCIAL SERVICES--1.3%
   Adesa, Inc. 7.625%, 6/15/12                           500          502,500
   ARAMARK Services, Inc. 7%, 5/1/07                     145          151,724
   ARAMARK Services, Inc. 6.375%,
     2/15/08                                             110          115,066
   Cendant Corp. 6.25%, 1/15/08                          195          202,965
   Cendant Corp. 6.25%, 3/15/10                          175          183,847
   Cintas Corp. 6%, 6/1/12                                50           53,566
   Mobile Mini, Inc. 9.50%, 7/1/13                     1,500        1,695,000
   PHH Corp. 6%, 3/1/08                                  175          180,714
                                                                 ------------
                                                                    3,085,382
                                                                 ------------
 DIVERSIFIED METALS & MINING--0.2%
   Freeport-McMoRan Copper & Gold, Inc.
     10.125%, 2/1/10                                     500          557,500
                                                                 ------------
 DRUG RETAIL--0.3%
   NeighborCare, Inc. 6.875%, 11/15/13                   750          791,250
   Rite Aid Corp. 7.625%, 4/15/05                         25           25,031
                                                                 ------------
                                                                      816,281
                                                                 ------------
 ELECTRIC UTILITIES--2.5%
   AmerenEnergy Generating Co. Series F
     7.95%, 6/1/32                                        40           50,730
   Consumers Energy Co. Series J 6%,
     2/15/14                                           1,250        1,309,701
   Entergy Gulf States, Inc. 3.60%, 6/1/08             1,000          970,435
   MSW Energy Holdings LLC/MSW Energy
     Finance Co., Inc. 8.50%, 9/1/10                   1,000        1,055,000


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 ELECTRIC UTILITIES (CONTINUED)
   Northern States Power Co. 2.875%,
     8/1/06                                          $    35     $     34,509
   Pacific Gas & Electric Co. 3.60%,
     3/1/09                                              500          481,153
   PPL Capital Funding Trust I Series A
     4.33%, 3/1/09                                     1,250        1,216,143
   Public Service Co. of Colorado Series A
     6.875%, 7/15/09                                      25           26,999
   Southern California Edison Co.
     7.625%, 1/15/10                                     100          111,987
   Southern California Edison Co.
     5%, 1/15/14                                          50           49,555
   Southern California Edison Co.
     6%, 1/15/34                                         100          103,832
   Southern California Edison Co.
     5.75%, 4/1/35                                       125          125,427
   Southwestern Public Service Co. Series B
     5.125%, 11/1/06                                     425          430,953
   Xcel Energy, Inc. 3.40%, 7/1/08                       140          135,109
                                                                 ------------
                                                                    6,101,533
                                                                 ------------
 ELECTRONIC MANUFACTURING SERVICES--1.1%
   Jabil Circuit, Inc. 5.875%, 7/15/10                 1,500        1,550,595
   Sanmina-SCI Corp. 144A 6.75%,
     3/1/13 (b)                                        1,250        1,178,125
                                                                 ------------
                                                                    2,728,720
                                                                 ------------
 ENVIRONMENTAL SERVICES--0.4%
   Allied Waste North America 6.125%,
     2/15/14                                             500          448,750
   Waste Management, Inc. 7.375%, 8/1/10                 430          479,213
                                                                 ------------
                                                                      927,963
                                                                 ------------
 GAS UTILITIES--0.4%
   Panhandle Eastern Pipe Line Co.
     LLC 4.80%, 8/15/08                                  100          100,053
   Panhandle Eastern Pipe Line Co.
     LLC Series B 2.75%, 3/15/07                          75           72,618
   Southwest Gas Corp. 7.625%, 5/15/12                   140          158,667
   Suburban Propane Partners
     LP/Suburban Energy Finance Corp.
     6.875%, 12/15/13                                    500          495,000
                                                                 ------------
                                                                      826,338
                                                                 ------------
 HEALTH CARE DISTRIBUTORS--0.5%
   AmerisourceBergen Corp. 8.125%,
     9/1/08                                            1,000        1,077,500
                                                                 ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 HEALTH CARE EQUIPMENT--0.6%
   Fisher Scientific International, Inc. 144A
     6.75%, 8/15/14 (b)                              $ 1,300     $  1,326,000
                                                                 ------------
 HEALTH CARE FACILITIES--1.5%
   Community Health Systems, Inc. 144A
     6.50%, 12/15/12 (b)                                 500          490,000
   HCA, Inc. 5.25%, 11/6/08                              290          291,146
   HCA, Inc. 6.95%, 5/1/12                                55           57,363
   HCA, Inc. 6.30%, 10/1/12                              900          903,641
   IASIS Healthcare LLC 8.75%, 6/15/14                   500          523,750
   Manor Care, Inc. 6.25%, 5/1/13                        370          390,340
   Stewart Enterprises, Inc. 144A
     6.25%, 2/15/13 (b)                                1,000          975,000
   Vicar Operating, Inc. 9.875%, 12/1/09                  60           65,250
                                                                 ------------
                                                                    3,696,490
                                                                 ------------
 HEALTH CARE SERVICES--0.1%
   DaVita, Inc. 144A 6.625%, 3/15/13 (b)                 250          248,750
   Fresenius Medical Capital Trust IV
     7.875%, 6/15/11                                      25           27,187
   Quest Diagnostics, Inc. 7.50%, 7/12/11                 35           39,752
                                                                 ------------
                                                                      315,689
                                                                 ------------
 HOMEBUILDING--0.7%
   Horton (D.R.), Inc. 5%, 1/15/09                       125          122,364
   K. Hovnanian Enterprises, Inc.
     6.50%, 1/15/14                                       75           73,687
   K. Hovnanian Enterprises, Inc.
     6.375%, 12/15/14                                  1,000          970,000
   KB Home & Broad Home Corp.
     6.375%, 8/15/11                                     500          509,218
   Toll Brothers, Inc. 6.875%,
     11/15/12                                             75           80,057
                                                                 ------------
                                                                    1,755,326
                                                                 ------------
 HOTELS, RESORTS & CRUISE LINES--0.9%
   La Quinta Properties 7%, 8/15/12                      600          610,500
   Royal Caribbean Cruises Ltd.
     6.875%, 12/1/13                                   1,250        1,309,375
   Starwood Hotels and Resorts
     Worldwide, Inc. 6.75%, 11/15/05                     300          303,750
                                                                 ------------
                                                                    2,223,625
                                                                 ------------
 HOUSEHOLD PRODUCTS--0.1%
   Procter & Gamble Co. (The) 4.75%,
     6/15/07                                             195          197,699
                                                                 ------------
 HOUSEWARES & SPECIALTIES--0.0%
   Newell Rubbermaid, Inc. 4%, 5/1/10                     50           48,008
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 HYPERMARKETS & SUPER CENTERS--0.1%
   Wal-Mart Stores, Inc. 6.875%, 8/10/09             $   250     $    272,351
                                                                 ------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
   AES Corp. (The) 144A 8.75%, 5/15/13 (b)               750          821,250
   Calpine Corp. 144A 9.625%, 9/30/14 (b)                625          629,688
                                                                 ------------
                                                                    1,450,938
                                                                 ------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
   TXU Corp. Series C 6.375%, 1/1/08                     325          338,291
   TXU Energy Co. 7%, 3/15/13                            125          136,797
                                                                 ------------
                                                                      475,088
                                                                 ------------
 INDUSTRIAL MACHINERY--0.1%
   Kennametal, Inc. 7.20%, 6/15/12                       225          248,630
                                                                 ------------
 INTEGRATED OIL & GAS--0.2%
   ChevronTexaco Capital Co. 3.50%,
     9/17/07                                             260          255,915
   Occidental Petroleum Corp.
     5.875%, 1/15/07                                     130          133,639
   Occidental Petroleum Corp. 4.25%,
     3/15/10                                              80           78,248
                                                                 ------------
                                                                      467,802
                                                                 ------------
 INTEGRATED TELECOMMUNICATION SERVICES--3.5%
   CenturyTel, Inc. Series F 5%, 2/15/15                 562          526,706
   Cincinnati Bell,  Inc. 144A 7%, 2/15/15 (b)         1,000          955,000
   Citizens Communications Co. 9.25%,
     5/15/11                                             500          550,000
   Qwest Corp. 144A 9.125%, 3/15/12(b)                 1,250        1,365,625
   Sprint Capital Corp. 7.625%, 1/30/11                1,000        1,113,111
   Sprint Capital Corp. 8.375%, 3/15/12                1,000        1,168,698
   Verizon Global Funding Corp. 6.875%,
     6/15/12                                           2,500        2,753,767
                                                                 ------------
                                                                    8,432,907
                                                                 ------------
 INVESTMENT BANKING & BROKERAGE--0.3%
   Jefferies Group, Inc. 5.50%, 3/15/16                  225          220,290
   Morgan Stanley 4.75%, 4/1/14                          570          542,708
                                                                 ------------
                                                                      762,998
                                                                 ------------
 LIFE & HEALTH INSURANCE--0.2%
   Americo Life, Inc. 144A 7.875%, 5/1/13 (b)            200          209,946
   New York Life Insurance Co. 144A
     5.875%, 5/15/33 (b)                                 100          103,920
   StanCorp Financial Group, Inc. 6.875%,
     10/1/12                                             225          243,327
                                                                 ------------
                                                                      557,193
                                                                 ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 MANAGED HEALTH CARE--0.5%
   Coventry Health Care, Inc. 8.125%, 2/15/12        $   500     $    545,000
   UnitedHealth Group, Inc. 5.20%, 1/17/07               130          132,257
   UnitedHealth Group, Inc. 3.30%, 1/30/08               220          213,451
   UnitedHealth Group, Inc. 4.875%, 4/1/13               125          124,224
   WellPoint Health Networks, Inc. 6.375%,
     6/15/06                                             260          266,609
                                                                 ------------
                                                                    1,281,541
                                                                 ------------
 METAL & GLASS CONTAINERS--0.9%
   Ball Corp. 6.875%, 12/15/12                         1,690        1,751,262
   Owens-Brockway Glass Container, Inc.
     8.875%, 2/15/09                                     140          150,150
   Owens-Brockway Glass Container, Inc.
     7.75%, 5/15/11                                       50           52,625
   Owens-Illinois, Inc. 7.15%, 5/15/05                    75           75,188
                                                                 ------------
                                                                    2,029,225
                                                                 ------------
 MOTORCYCLE MANUFACTURERS--0.0%
   Harley Davidson, Inc. 144A 3.625%,
     12/15/08 (b)                                        100           97,588
                                                                 ------------
 MOVIES & ENTERTAINMENT--0.2%
   Time Warner, Inc. 5.625%, 5/1/05                      250          250,383
   Time Warner, Inc. 6.875%, 5/1/12                      275          300,323
                                                                 ------------
                                                                      550,706
                                                                 ------------
 MULTI-LINE INSURANCE--0.5%
   Assurant, Inc. 5.625%, 2/15/14                        575          583,814
   Assurant, Inc. 6.75%, 2/15/34                          75           81,358
   Farmers Insurance Exchange 144A
     8.625%, 5/1/24 (b)                                   75           90,723
   Liberty Mutual Group 144A 5.75%,
     3/15/14 (b)                                         200          196,569
   Liberty Mutual Group 144A 7%,
     3/15/34 (b)                                         150          154,346
   Liberty Mutual Insurance 144A 8.50%,
     5/15/25 (b)                                          25           30,276
                                                                 ------------
                                                                    1,137,086
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--0.2%
   CMS Energy Corp.  7.75%, 8/1/10                       100          104,750
   CMS Energy Corp. 7.50%, 1/15/09                       125          129,375
   Dominion Resources, Inc. Series D
     5.125%, 12/15/09                                    100          101,361
   MidAmerican Energy Holdings Co.
     3.50%, 5/15/08                                      200          192,948
                                                                 ------------
                                                                      528,434
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 OIL & GAS EQUIPMENT & SERVICES--0.5%
   Cooper Cameron Corp. 2.65%, 4/15/07               $   100     $     96,382
   Halliburton Co. 5.50%, 10/15/10                       650          668,742
   Hornbeck Offshore Services, Inc. Series B
     6.125%, 12/1/14                                     400          396,000
                                                                 ------------
                                                                    1,161,124
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--1.2%
   Anadarko Petroleum Corp. 3.25%, 5/1/08                345          332,941
   Chesapeake Energy Corp. 6.875%,
     1/15/16                                           1,125        1,141,875
   Denbury Resources, Inc. 7.50%, 4/1/13                 400          412,000
   Devon Energy Corp. 2.75%, 8/1/06                      175          171,159
   Pemex Project Funding Master Trust
     6.125%, 8/15/08                                     200          205,000
   Pemex Project Funding Master Trust
     8.625%, 2/1/22                                      125          142,031
   Swift Energy Co. 7.625%, 7/15/11                      500          520,000
                                                                 ------------
                                                                    2,925,006
                                                                 ------------
 OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.9%
   Citgo Petroluem Corp. 6%, 10/15/11                  1,000          992,500
   Kaneb Pipe Line Operating Partnership LP
     5.875%, 6/1/13                                      125          128,070
   Kern River Funding Corp. 144A 4.893%,
     4/30/18 (b)                                          92           91,419
   Pacific Energy Partners LP/Pacific
     Energy Finance Corp. 7.125%, 6/15/14              1,190        1,237,600
   Plains All American Pipeline LP/PAA
     Finance Corp. 5.625%, 12/15/13                      150          151,733
   Premcor Refining Group, Inc. (The)
     9.25%, 2/1/10                                       750          828,750
   Tesoro Petroleum Corp. 8%, 4/15/08                    500          525,000
   Valero Energy Corp. 4.75%, 6/15/13                    625          609,127
                                                                 ------------
                                                                    4,564,199
                                                                 ------------
 OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
   American Real Estate Partners
     LP/American Real Estate Finance
     Corp. 8.125%, 6/1/12                              1,000        1,040,000
   Citigroup, Inc. 4.875%, 5/7/15                        175          169,570
   Glencore Funding LLC 144A 6%,
     4/15/14 (b)                                       1,150        1,093,644
   OneAmerica Financial Partners, Inc.
     144A 7%, 10/15/33 (b)                               175          191,869
                                                                 ------------
                                                                    2,495,083
                                                                 ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 PACKAGED FOODS & MEATS--1.1%
   Dean Foods Co. 6.625%, 5/15/09                    $   400     $    409,000
   Dean Foods Co. 6.90%, 10/15/17                         50           50,500
   Kellogg Co. 2.875%, 6/1/08                            400          381,127
   Kellogg Co. Series B 6.60%, 4/1/11                     75           81,750
   Pilgrim's Pride Corp. 9.25%, 11/15/13               1,500        1,657,500
                                                                 ------------
                                                                    2,579,877
                                                                 ------------
 PAPER PACKAGING--0.5%
   Jefferson Smurfit Corp. 8.25%, 10/1/12              1,000        1,032,500
   Sealed Air Corp. 144A 5.375%, 4/15/08 (b)             250          254,208
                                                                 ------------
                                                                    1,286,708
                                                                 ------------
 PAPER PRODUCTS--0.2%
   Solo Cup Co. 8.50%, 2/15/14                           500          502,500
                                                                 ------------
 PERSONAL PRODUCTS--0.1%
   Gillette Co. (The) 4.125%, 8/30/07                    125          124,630
                                                                 ------------
 PHOTOGRAPHIC PRODUCTS--0.4%
   Eastman Kodak Co. 7.25%, 11/15/13                   1,000        1,045,417
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--0.4%
   Berkley (W.R.) Corp. 5.875%, 2/15/13                   75           76,141
   Berkshire Hathaway Finance Corp.
     4.625%, 10/15/13                                    100           97,316
   Fund American Cos., Inc. 5.875%, 5/15/13              175          177,679
   Kingsway America, Inc. 7.50%, 2/1/14                  125          128,218
   Markel Corp. 6.80%, 2/15/13                           175          187,663
   NYMAGIC, Inc. 6.50%, 3/15/14                          150          145,309
   Progressive Corp. (The) 6.25%, 12/1/32                 75           80,190
                                                                 ------------
                                                                      892,516
                                                                 ------------
 PUBLISHING & PRINTING--0.3%
   Belo Corp. 7.125%, 6/1/07                             165          172,752
   Belo Corp. 8%, 11/1/08                                 75           82,792
   Dex Media East LLC/Dex Media East
     Finance Co. 9.875%, 11/15/09                         25           27,625
   Dex Media East LLC/Dex Media East
     Finance Co. 12.125%, 11/15/12                        59           70,210
   Dex Media, Inc. 8%, 11/15/13                           50           52,000
   News America, Inc. 6.625%, 1/9/08                     250          262,645
                                                                 ------------
                                                                      668,024
                                                                 ------------
 REGIONAL BANKS--0.2%
   Citizens Banking Corp. 5.75%, 2/1/13                   25           25,615
   Hudson United Bank 7%, 5/15/12                         80           87,693
   Zions Bancorp. 2.70%, 5/1/06                          125          123,164


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 DOMESTIC CORPORATE BONDS (CONTINUED)
 REGIONAL BANKS (CONTINUED)
   Zions Bancorp. 6%, 9/15/15                        $   125     $    130,254
                                                                 ------------
                                                                      366,726
                                                                 ------------
 REITS--1.5%
   Centerpoint Properties Trust 5.25%,
     7/15/11                                             500          497,484
   Health Care REIT, Inc. 6%, 11/15/13                 1,775        1,806,476
   Host Marriott LP 144A 6.375%, 3/15/15 (b)             650          624,000
   iStar Financial, Inc. 5.125%, 4/1/11                   75           73,302
   Mack-Cali Realty LP 5.125%, 2/15/14                   700          678,497
                                                                 ------------
                                                                    3,679,759
                                                                 ------------
 RESTAURANTS--0.0%
   Dominos, Inc. 8.25%, 7/1/11                            30           31,500
                                                                 ------------
 SEMICONDUCTOR EQUIPMENT--0.0%
   Amkor Technology, Inc. 10.50%, 5/1/09                  35           31,500
                                                                 ------------
 SOFT DRINKS--0.2%
   Coca Cola Enterprises, Inc. 7.125%,
     8/1/17                                              133          152,789
   Coca-Cola Enterprises, Inc. 4.375%,
     9/15/09                                             250          247,459
                                                                 ------------
                                                                      400,248
                                                                 ------------
 SPECIALIZED CONSUMER SERVICES--0.0%
   Service Corporation International 6%,
     12/15/05                                             39           39,195
                                                                 ------------
 SPECIALTY CHEMICALS--0.4%
   Crompton Corp. 9.875%, 8/1/12                         750          862,500
                                                                 ------------
 SPECIALTY STORES--0.4%
   Office Depot, Inc. 6.25%, 8/15/13                   1,000        1,046,237
                                                                 ------------
 TECHNOLOGY DISTRIBUTORS--0.5%
   Arrow Electronics, Inc. 6.875%, 7/1/13              1,000        1,072,887
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank FSB 6.875%, 12/1/13                   75           78,000
   Sovereign Bank 5.125%, 3/15/13                        150          148,158
   Sovereign Capital Trust 9%, 4/1/27                     35           38,708
                                                                 ------------
                                                                      264,866
                                                                 ------------
 TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $104,177,748)                                 105,161,570
                                                                 ------------
 NON-AGENCY MORTGAGE-BACKED SECURITIES--13.6%
   Adjustable Rate Mortgage Trust 05-3,
     2A1 4.723%, 4/25/35 (c)                           2,000        1,950,500
   Argent Net Interest Margin Trust 04-WN9,
     A 144A 5.19%, 10/25/34 (b)                          428          428,892

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
   Asset Backed Funding Corp. Net
     Interest Margin Trust 04-HE1,
     N1 144A 4.45%, 7/26/34 (b)                      $   843     $    845,718
   Asset Backed Funding Corp. Net
     Interest Margin Trust 04-HE6,
     A1 144A 5%, 9/27/34 (b)                             717          716,901
   Bank of America Mortgage
     Securities 03-10, 2A6 3.994%,
     7/25/33 (c)                                       3,451        3,385,352
   Bear Stearns Structured Products, Inc.
     04-15, A1 P.O. 144A 0%, 11/27/34 (b)                970          839,609
   Countrywide Asset-Backed
     Certificates 04-5N,  N1 144A
     5.50%, 10/25/35 (b)                                 691          688,314
   Countrywide Home Loan Mortgage
     Pass Through Trust 04-12, 12A1
     4.883%, 8/25/34 (c)                               3,151        3,167,724
   Countrywide Partnership Trust Net
     Interest Margin 04-EC1N 144A
     5%, 9/25/35 (b)                                     573          574,576
   DLJ Commercial Mortgage Corp.
     98-CF2, A1B 6.24%, 11/12/31                         365          384,454
   Finance America Net Interest
     Margin Trust 04-1, A 144A
     5.25%, 6/27/34 (b)                                  692          687,711
   First Franklin Net Interest
     Margin Trust 04-FF7A, A 144A
     5%, 9/27/34 (b)                                     285          283,570
   First Franklin Net Interest
     Margin Trust 04-FF7A, B 144A
     6.75%, 9/27/34 (b)                                  596          590,950
   First Horizon Mortgage
     Pass-Through Trust 04-AR4, 2A1
     4.445%, 8/25/34 (c)                               3,574        3,506,565
   First Horizon Mortgage
     Pass-Through Trust 05-AR1, 2A1
     5.041%, 4/25/35 (c)                               1,782        1,778,756
   GMAC Commercial Mortgage
     Securities, Inc. 97-C2, A3
     6.566%, 4/15/29                                     879          919,307
   GS Mortgage Securities Corp. II
     99-C1, A2 6.11%, 11/18/30  (c)                       624          650,659
   Homestar Net Interest Margin
     Trust 04-3, A1 144A 5.50%,
     7/25/34 (b)                                         554          551,469
   Lehman Brothers Commercial
     Conduit Mortgage Trust 99-C2,
     A2 7.325%, 10/15/32                               2,100        2,303,659
   Master Resecuritization Trust
     04-3, CTFS 5%, 10/28/34                           1,500        1,462,969
   Master Resecuritization Trust
     04-3, N 5%, 3/28/34                                 813          783,007


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
   Master Resecuritization Trust
     Alternative Loans Trust 02-3,
     M2 5.727%, 12/25/32 (c)                         $ 1,500     $  1,470,820
   Morgan Stanley Capital I 98-WF2,
     C 6.77%, 7/15/30                                  1,700        1,809,433
   Structured Asset Securities Corp.
     05-1, 6A1 6%, 2/25/35                             2,479        2,522,089
   Structured Asset Securities Corp.
     Net Interest Margin Trust
     04-23XS  A 144A 5.50%,
     2/28/35 (b)                                         418          417,488
                                                                 ------------
 TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $32,579,471)                                   32,720,492
                                                                 ------------
 FOREIGN GOVERNMENT SECURITIES(d)--13.5%
 AUSTRALIA--1.0%
   Commonwealth of Australia Series 705
     7.50%, 7/15/05                                    3,172(g)     2,461,055
                                                                 ------------
 BRAZIL--1.3%
   Federative Republic of Brazil 8%, 4/15/14           1,114        1,105,078
   Federative Republic of Brazil 7.875%,
     3/7/15                                            1,000          955,000
   Federative Republic of Brazil 11%,
     8/17/40                                           1,000        1,114,250
                                                                 ------------
                                                                    3,174,328
                                                                 ------------
 BULGARIA--0.5%
   Republic of Bulgaria RegS 8.25%,
     1/15/15 (f)                                       1,000        1,222,500
                                                                 ------------
 COLOMBIA--0.4%
   Republic of Colombia 10%, 1/23/12                     500          542,500
   Republic of Colombia 8.25%, 12/22/14                  500          492,500
                                                                 ------------
                                                                    1,035,000
                                                                 ------------
 EL SALVADOR--0.2%
   Republic of El Salvador 144A
     7.625%, 9/21/34 (b)                                 400          410,000
                                                                 ------------
 GERMANY--0.1%
   Deutschland Republic 5%, 7/4/12                       225(h)       322,162
                                                                 ------------
 GUATEMALA--0.6%
   Republic of Guatemala 144A
     8.125%, 10/6/34 (b)                               1,350        1,377,000
                                                                 ------------
 INDONESIA--0.2%
   Republic of Indonesia 144A 6.75%,
     3/10/14 (b)                                         500          496,250
                                                                 ------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 FOREIGN GOVERNMENT SECURITIES (CONTINUED)
 MEXICO--0.7%
   United Mexican States 4.625%, 10/8/08             $    50     $     49,375
   United Mexican States 7.50%, 1/14/12                  650          717,600
   United Mexican States 6.625%, 3/3/15                1,000        1,042,000
                                                                 ------------
                                                                    1,808,975
                                                                 ------------
 NEW ZEALAND--1.0%
   Commonwealth of New Zealand Series 206
     6.50%, 2/15/06                                    3,340(i)     2,376,655
                                                                 ------------
 PANAMA--0.8%
   Republic of Panama 7.25%, 3/15/15                   1,000          997,500
   Republic of Panama 9.375%, 1/16/23                    750          843,750
                                                                 ------------
                                                                    1,841,250
                                                                 ------------
 PERU--0.2%
   Republic of Peru 8.375%, 5/3/16                       500          522,500
                                                                 ------------
 PHILIPPINES--0.4%
   Republic of Philippines 10.625%, 3/16/25            1,000        1,075,000
                                                                 ------------
 RUSSIA--1.2%
   Russian Federation RegS 8.25%,
     3/31/10 (f)                                         800          861,680
   Russian Federation RegS 5% 3/31/30 (c)(f)           2,000        2,055,600
                                                                 ------------
                                                                    2,917,280
                                                                 ------------
 SOUTH AFRICA--1.7%
   Republic of South Africa 5.25%, 5/16/13             1,000(h)     1,346,072
   Republic of South Africa Series R152
     12%, 2/28/06                                     13,333(j)     2,217,524
   Republic of South Africa Series R153
     13%, 8/31/10                                      2,240(j)       431,856
                                                                 ------------
                                                                    3,995,452
                                                                 ------------
 SPAIN--0.2%
   Kingdom of Spain 5%, 7/30/12                          325(h)       465,015
                                                                 ------------
 TURKEY--1.0%
   Republic of Turkey 10.50%, 1/13/08                    500          560,000
   Republic of Turkey 11.50%, 1/23/12                    650          793,813
   Republic of Turkey 7.25%, 3/15/15                   1,063        1,043,906
                                                                 ------------
                                                                    2,397,719
                                                                 ------------
 UNITED KINGDOM--0.6%
   United Kingdom Gilt 4%, 3/7/09                        770(k)     1,419,906
                                                                 ------------
 VENEZUELA--1.4%
   Republic of Venezuela 5.375%, 8/7/10                2,300        2,040,382


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 FOREIGN GOVERNMENT SECURITIES (CONTINUED)
 VENEZUELA (CONTINUED)
   Republic of Venezuela 9.25%,
     9/15/27                                         $ 1,225     $  1,219,487
                                                                 ------------
                                                                    3,259,869
                                                                 ------------
 TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $32,142,562)                                   32,577,916
                                                                 ------------
 FOREIGN CORPORATE BONDS(d)--10.7%
 AUSTRALIA--0.8%
   Commonwealth Bank Series TCD 6.75%,
     12/1/07                                           2,500(g)     1,972,413
                                                                 ------------
 CANADA--2.2%
   Bombardier, Inc. 144A 6.30%, 5/1/14 (b)               750          633,750
   Cascades, Inc. 7.25%, 2/15/13                         750          772,500
   CHC Helicopter Corp. 7.375%, 5/1/14                   685          670,444
   Corus Entertainment, Inc. 8.75%, 3/1/12                90           96,975
   Norske Skog Canada Ltd. 7.375%, 3/1/14                715          697,125
   Nova Chemicals Corp. 6.50%, 1/15/12                   300          309,000
   Rogers Cable, Inc.  7.875%, 5/1/12                  1,000        1,060,000
   Rogers Wireless Communications, Inc.
     8%, 12/15/12                                        400          413,000
   Rogers Wireless Communications, Inc.
     6.375%, 3/1/14                                      575          560,625
                                                                 ------------
                                                                    5,213,419
                                                                 ------------
 CHILE--0.4%
   Enersis SA 7.375%, 1/15/14                          1,000        1,043,025
                                                                 ------------
 GERMANY--1.2%
   Deutsche Telekom International Finance
     BV 3.875%, 7/22/08                                  250          245,053
   Deutsche Telekom International Finance
     BV 8.50%, 6/15/10                                 1,000        1,150,080
   European Investment Bank 6%, 7/15/05                1,860(g)     1,436,784
                                                                 ------------
                                                                    2,831,917
                                                                 ------------
 HONG KONG--0.1%
   Hutchison Whampoa International Ltd.
     144A 5.45%, 11/24/10 (b)                            150          151,977
                                                                 ------------
 KAZAKHSTAN--1.3%
   Kazkommerts International BV 144A
     7.875%, 4/7/14 (b)                                1,000          977,500
   Kazkommerts International BV RegS
     10.125%, 5/8/07 (f)                                 250          270,650
   Tengizchevroil Finance Co. 144A
     6.124%, 11/15/14 (b)                              1,000          990,000

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 FOREIGN CORPORATE BONDS (CONTINUED)
 KAZAKHSTAN (CONTINUED)
   TuranAlem Finance BV 144A 7.875%,
     6/2/10 (b)                                      $ 1,000     $    987,500
                                                                 ------------
                                                                    3,225,650
                                                                 ------------
 LUXEMBOURG--0.4%
   Lighthouse International Co. SA 144A
     8%, 4/30/14 (b)                                     750(h)       981,943
                                                                 ------------
 MALAYSIA--0.5%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 6.125%, 7/1/14 (b)              1,250        1,315,490
                                                                 ------------
 MEXICO--0.4%
   America Movil SA de CV 5.50%, 3/1/14                1,000          958,646
                                                                 ------------
 NETHERLANDS--0.6%
   Fresenius Finance BV 144A 7.75%,
     4/30/09 (b)                                          50(h)        70,648
   Rabobank Nederland NV 4.70%,
     4/12/10 (c)(m)                                    1,250        1,250,000
                                                                 ------------
                                                                    1,320,648
                                                                 ------------
 NORWAY--0.5%
   Norske Skogindustrier ASA 144A
     6.125%, 10/15/15 (b)                              1,250        1,291,996
                                                                 ------------
 RUSSIA--0.5%
   Gazprom OAO 144A 9.625%, 3/1/13 (b)                   750          860,625
   UBS (Vimpelcom) 144A 8.375%,
     10/22/11 (b)                                        250          249,062
                                                                 ------------
                                                                    1,109,687
                                                                 ------------
 UNITED KINGDOM--0.9%
   British Sky Broadcasting Group plc
     6.875%, 2/23/09                                   1,850        1,986,369
   Hanson Australia Funding Ltd.
     5.25%, 3/15/13                                      125          124,627
   SABMiller plc 144A 6.625%, 8/15/33 (b)                 75           82,217
                                                                 ------------
                                                                    2,193,213
                                                                 ------------
 UNITED STATES--0.9%
   Crown European Holdings SA 10.25%,
     3/1/11                                            1,500        2,197,218
                                                                 ------------
 TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $25,154,195)                                   25,807,242
                                                                 ------------
 DOMESTIC CONVERTIBLE BONDS--0.0%
 COMPUTER STORAGE & PERIPHERALS--0.0%
   Candescent Technologies Corp. Cv.
     144A 8%, 11/1/05 (b)(n)(o)(p)                        50                0
                                                                 ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $42,439)                                                 0
                                                                 ------------


                                                     SHARES          VALUE
                                                     -------     ------------
 DOMESTIC PREFERRED STOCKS--0.1%
 REITS--0.0%
   Saul Centers, Inc. Pfd. 8%                            425     $     10,778
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank Pfd. 8%                            3,925          109,115
   Chevy Chase Preferred Capital Corp.
     Series A Pfd. 10.375%                             1,225           71,540
                                                                 ------------
                                                                      180,655
                                                                 ------------
 TOTAL DOMESTIC PREFERRED STOCKS
   (Identified cost $178,955)                                         191,433
                                                                 ------------
 DOMESTIC COMMON STOCKS--0.0%
 INTEGRATED TELECOMMUNICATION SERVICES--0.0%
   AT&T Latin America Corp. Class A (n)               64,050              961
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $281,820)                                             961
                                                                 ------------
 WARRANTS--0.0%
 COMMUNICATIONS EQUIPMENT--0.0%
   Loral Space & Communications, Inc. (n)(o)           1,000                0
                                                                 ------------
 TOTAL WARRANTS
   (Identified cost $0)                                                     0
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--98.5%
   (Identified cost $234,808,025)                                 237,220,410
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------
 SHORT-TERM INVESTMENTS--3.9%
 COMMERCIAL PAPER--3.9%
   UBS Finance Delaware LLC 2.83%,
     4/1/05                                           $5,215        5,215,000
   Alpine Securitization Corp. 2.78%, 4/5/05           4,260        4,258,684
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $9,473,684)                                     9,473,684
                                                                 ------------
 TOTAL INVESTMENTS--102.4%
   (Identified cost $244,281,709)                                 246,694,094(a)
   Other assets and liabilities, net--(2.4)%                       (5,826,242)
                                                                 ------------
 NET ASSETS--100.0%                                              $240,867,852
                                                                 ============

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,934,400 and gross depreciation of $3,744,546 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $244,504,240.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $31,874,914 or 13.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) All or a portion segregated as collateral for when-issued security or forward currency contracts.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Par value represents Australian Dollar.
(h) Par value represents Euro.
(i) Par value represents New Zealand Dollar.
(j) Par value represents South African Rand.
(k) Par value represents British Pound.
(l) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(m) When-issued security.
(n) Non-income producing.
(o) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005, these securities amounted to a value of $0 or 0% of net assets.
(p) Restricted security. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
U.S. GOVERNMENT SECURITIES--2.9%
U.S. TREASURY NOTES--2.9%
  U.S. Treasury Inflationary Note
    0.875%, 4/15/10 (l)                               $1,258      $ 1,238,197
                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $1,232,094)                                      1,238,197
                                                                  -----------
AGENCY MORTGAGE-BACKED SECURITIES--11.3%
  FHLMC 4.50%, 12/1/18                                 1,379        1,352,280
  Final Maturity Amortizing Notes 05-2 1
    4%, 2/25/10                                          200          197,656
  FNCL 5.50%, 4/1/35                                   1,500        1,503,281
  FNMA 5%, 2/1/20                                        149          149,430
  FNMA 5.50%, 3/1/34                                     490          491,708
  FNMA 6%, 8/1/34                                        399          407,967
  FNMA 5.50%, 3/1/35                                     645          646,415
                                                                  -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $4,835,013)                                      4,748,737
                                                                  -----------
MUNICIPAL BONDS--1.9%
CALIFORNIA--1.2%
  Sonoma County Pension Obligation
    Revenue Taxable Series A 2.43%,
    12/1/06 (FGIC Insured)                               250          243,727
  Ventura County Pension Funding
    General Obligation Taxable
    6.58%, 11/1/06 (FSA Insured)                         250          259,958
                                                                  -----------
                                                                      503,685
                                                                  -----------
NEW YORK--0.7%
  New York State Dormitory
    Authority Revenue Taxable
    Series B 3.35%, 12/15/09                             315          297,004
                                                                  -----------
TOTAL MUNICIPAL BONDS
  (Identified cost $831,319)                                          800,689
                                                                  -----------
ASSET-BACKED SECURITIES--3.0%
  AmeriCredit Automobile Receivables
    Trust 01-D, A4 4.41%, 11/12/08                       143          144,199
  Bombardier Capital Mortgage
    Securitization Corp. 99-A, A3
    5.98%, 1/15/18                                       143          135,948
  Carmax Auto Owner Trust 04-2 D
    3.67%, 9/15/11                                       250          247,187
  Chase Funding Mortgage Loan Trust
    02-2, 1M2 6.042%, 3/25/31                            250          253,139


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
ASSET-BACKED SECURITIES (CONTINUED)
  Daimler Chrysler Auto Trust 05-A, B
    3.88%, 7/8/11                                     $  250      $   245,400
  Onyx Acceptance Auto Trust 03-D, A4
    3.20%, 3/15/10                                       250          246,577
                                                                  -----------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,284,134)                                      1,272,450
                                                                  -----------
DOMESTIC CORPORATE BONDS--36.6%
AIRLINES--2.1%
  American Airlines, Inc. 01-1
    6.977%, 5/23/21                                      158          143,431
  Continental Airlines, Inc. 01-1
    6.703%, 6/15/21                                       65           61,718
  Continental Airlines, Inc. 01-1,
    A2 6.503%, 12/15/12                                  131          125,818
  Continental Airlines, Inc. 98-1 A
    6.648%, 9/15/17                                      159          151,029
  Delta Air Lines, Inc. 02-1, G-1
    6.718%, 1/2/23                                       253          262,681
  Delta Air Lines, Inc. 02-1, G-2
    6.417%, 7/2/12                                        68           70,732
  Northwest Airlines, Inc. 00-1
    8.072%, 4/1/21                                        61           67,152
                                                                  -----------
                                                                      882,561
                                                                  -----------
ALTERNATIVE CARRIERS--0.3%
  Time Warner Telecom Holdings, Inc.
    6.794%, 2/15/11 (c)                                  150          151,500
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
  Jones Apparel Group, Inc. 144A
    4.25%, 11/15/09 (b)                                  225          215,437
                                                                  -----------
APPLICATION SOFTWARE--0.3%
  Activant Solutions, Inc. 144A
    9.09%, 4/1/10 (b)(c)                                 125          128,125
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Amvescap plc 4.50%, 12/15/09                           250          245,195
                                                                  -----------
AUTO PARTS & EQUIPMENT--1.2%
  Dana Corp. 6.50%, 3/1/09                               150          147,823
  Dura Operating Corp. Series D 9%,
    5/1/09                                               150          119,250
  Meritor Automotive, Inc. 6.80%,
    2/15/09                                              250          248,750
                                                                  -----------
                                                                      515,823
                                                                  -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
AUTOMOBILE MANUFACTURERS--1.4%
  American Honda Finance Corp. 144A
    4.25%, 3/11/08 (b)                                $  250      $   249,069
  DaimlerChrysler NA Holding Corp.
    4.05%, 6/4/08                                        350          339,899
                                                                  -----------
                                                                      588,968
                                                                  -----------
AUTOMOTIVE RETAIL--0.5%
  AutoNation, Inc. 9%, 8/1/08                            200          221,000
                                                                  -----------
BROADCASTING & CABLE TV--0.5%
  Cox Communications, Inc. 6.75%,
    3/15/11                                              200          213,180
                                                                  -----------
CASINOS & GAMING--1.7%
  Argosy Gaming Co. 9%, 9/1/11                           250          274,687
  GTECH Holdings Corp. 4.75%,
    10/15/10                                             250          245,616
  Harrah's Operating Co., Inc.
    7.875%, 12/15/05                                     200          204,500
                                                                  -----------
                                                                      724,803
                                                                  -----------
CONSUMER FINANCE--3.6%
  Ford Motor Credit Co. 5.70%, 1/15/10                   100           94,195
  Ford Motor Credit Co. 7.25%, 10/25/11                  250          246,707
  General Electric Capital Corp. 6.125%,
    2/22/11                                              250          267,066
  General Motors Acceptance Corp. 4.20%,
    9/23/08 (c)(e)                                       250          228,221
  Household Finance Corp. 4.125%,
    11/16/09                                             250          243,080
  MBNA Corp. 4.625%, 9/15/08                             200          199,098
  SLM Corp. 4.28%, 2/1/10 (c)                            250          246,445
                                                                  -----------
                                                                    1,524,812
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
  Convergys Corp. 4.875%, 12/15/09                       250          243,494
                                                                  -----------
DISTILLERS & VINTNERS--0.5%
  Constellation Brands, Inc. Series B 8%,
    2/15/08                                              200          214,500
                                                                  -----------
DIVERSIFIED BANKS--0.6%
  Wells Fargo & Co. 3.125%, 4/1/09                       250          237,217
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--0.6%
  Deutsche Bank AG NY Series GS 4.56%,
    3/22/10 (c)                                          250          250,000
                                                                  -----------
DIVERSIFIED CHEMICALS--0.6%
  ISP Holdings, Inc. Series B 10.625%,
    12/15/09                                             225          241,875
                                                                  -----------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  International Lease Finance Corp. 4.75%,
    1/13/12                                           $  125      $   121,163
                                                                  -----------
ELECTRIC UTILITIES--2.2%
  Commonwealth Edison Co. Series 102
    4.74%, 8/15/10                                       100          100,060
  Consumers Energy Co. Series H
    4.80%, 2/17/09                                       200          200,286
  Entergy Gulf States, Inc. 3.60%, 6/1/08                200          194,087
  PPL Capital Funding Trust I Series A
    4.33%, 3/1/09                                        250          243,228
  Public Service Co. of Colorado Series 14
    4.375%, 10/1/08                                      200          199,194
                                                                  -----------
                                                                      936,855
                                                                  -----------
ENVIRONMENTAL SERVICES--1.1%
  Allied Waste North America Series B 8.50%,
    12/1/08                                              200          206,000
  Waste Management, Inc. 7.375%, 8/1/10                  250          278,612
                                                                  -----------
                                                                      484,612
                                                                  -----------
FOOD RETAIL--1.2%
  Albertson's, Inc. 6.95%, 8/1/09                        250          269,521
  Safeway, Inc. 4.125%, 11/1/08                          250          242,519
                                                                  -----------
                                                                      512,040
                                                                  -----------
HEALTH CARE EQUIPMENT--0.6%
  Fisher Scientific International, Inc. 144A
    6.75%, 8/15/14 (b)                                   250          255,000
                                                                  -----------
HOMEBUILDING--0.6%
  Horton (D.R.), Inc. 5%, 1/15/09                        250          244,727
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--1.0%
  Hilton Hotels Corp. 7.625%, 5/15/08                    200          216,075
  La Quinta Properties 7%, 8/15/12                       190          193,325
                                                                  -----------
                                                                      409,400
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.8%
  Newell Rubbermaid, Inc. 4%, 5/1/10                     350          336,056
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.9%
  Qwest Corp. 144A 7.875%, 9/1/11 (b)                    250          258,750
  Sprint Capital Corp. 6.375%, 5/1/09                    250          264,056
  Verizon Communications, Inc. 7.51%, 4/1/09             250          274,272
                                                                  -----------
                                                                      797,078
                                                                  -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
INVESTMENT BANKING & BROKERAGE--1.2%
  Credit Suisse First Boston USA, Inc.
    4.625%, 1/15/08                                   $  250      $   251,126
  Merrill Lynch & Co., Inc. 4.125%, 9/10/09              250          243,640
                                                                  -----------
                                                                      494,766
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.3%
  Unisys Corp. 6.875%, 3/15/10                           120          120,300
                                                                  -----------
LIFE & HEALTH INSURANCE--0.6%
  Jackson National Life Global Funding
    144A 4.536%, 2/10/10 (b)(c)                          250          247,750
                                                                  -----------
MOVIES & ENTERTAINMENT--0.5%
  Time Warner, Inc. 6.875%, 5/1/12                       200          218,417
                                                                  -----------
MULTI-LINE INSURANCE--0.5%
  ASIF Global Financing XXIII 144A 3.90%,
    10/22/08 (b)                                         200          194,973
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--0.3%
  Halliburton Co. 5.50%, 10/15/10                        125          128,604
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
  Chesapeake Energy Corp. 6.875%, 1/15/16                150          152,250
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.0%
  Enterprise Products Operation LP Series B
    4%, 10/15/07                                         250          244,756
  Valero Energy Corp. 3.50%, 4/1/09                      200          190,523
                                                                  -----------
                                                                      435,279
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
  MassMutual Global Funding II 144A 3.50%,
    3/15/10 (b)                                          250          235,525
                                                                  -----------
PACKAGED FOODS & MEATS--0.3%
  Pilgrim's Pride Corp. 9.25%, 11/15/13                  100          110,500
                                                                  -----------
PAPER PACKAGING--0.8%
  Jefferson Smurfit Corp. 8.25%, 10/1/12                 100          103,250
  Packaging Corporation of America
    4.375%, 8/1/08                                       250          244,302
                                                                  -----------
                                                                      347,552
                                                                  -----------
PAPER PRODUCTS--0.6%
  Bowater, Inc. 6.01%, 3/15/10 (c)                       165          170,363
  Georgia-Pacific Corp. 7.375%, 7/15/08                  100          105,250
                                                                  -----------
                                                                      275,613
                                                                  -----------
PUBLISHING & PRINTING--0.5%
  Dex Media West LLC/Dex Media
    Finance Co. 5.875%, 11/15/11                         100           96,500


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
PUBLISHING & PRINTING (CONTINUED)
  Dex Media West LLC/Dex Media Finance Co.
    Series B 8.50%, 8/15/10                           $  100      $   106,250
                                                                  -----------
                                                                      202,750
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
  Colonial Realty L.P. 4.80%, 4/1/11                     250          242,775
                                                                  -----------
REITS--1.5%
  Heritage Property Investment Trust
    4.50%, 10/15/09                                      250          243,798
  Kimco Realty Corp. 4.82%, 8/15/11                      400          392,527
                                                                  -----------
                                                                      636,325
                                                                  -----------
SPECIALIZED CONSUMER SERVICES--0.7%
  Service Corporation International 7.70%,
    4/15/09                                              300          310,500
                                                                  -----------
SPECIALTY CHEMICALS--0.6%
  Lubrizol Corp. 4.625%, 10/1/09                         250          246,270
                                                                  -----------
TOBACCO--0.4%
  Altria Group, Inc. 5.625%, 11/4/08                     150          154,315
                                                                  -----------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $15,721,337)                                    15,449,885
                                                                  -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES--15.7%
  ABSC Net Interest Margin Trust 04-HE9,
    A1 144A 5%, 12/25/34 (b)                              85           84,859
  Argent Net Interest Margin Trust 04-WN9,
    A 144A 5.19%, 10/25/34 (b)                            44           44,605
  Asset Backed Funding Corp. Net Interest
    Margin Trust 04-HE1, N1 144A 4.45%,
    7/26/34 (b)                                          102          102,694
  Asset Backed Funding Corp. Net Interest
    Margin Trust 04-HE6, A1 144A 5%,
    9/27/34 (b)                                          218          218,187
  Bear Stearns Asset Backed Securities
    Net Interest Margin 04-HE1N, A2 144A
    5.50%, 2/25/34 (b)                                   200          183,406
  Bear Stearns Asset Backed Securities
    Net Interest Margin 04-HE5N, A3
    5%, 7/25/34                                          100           91,422
  Bear Stearns Structured Products, Inc.
    04-15, A1 P.O. 144A 0%, 11/27/34 (b)                 194          167,922
  Bear Stearns Structured Products, Inc.
    04-6,  P.O. 0%, 2/25/34                              179          164,962
  Centex Home Equity 05-A, A4 4.72%,
    10/25/31 (c)                                         250          245,000

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  Chase Mortgage Finance Corp. 04-S1, M
    5.098%, 2/25/19 (c)                               $   94      $    93,003
  Chase Mortgage Finance Corp.
    04-S3, 3A1 6%, 3/25/34                               589          597,511
  Citifinancial Mortgage
    Securities, Inc. 04-1, AF2
    2.645%, 4/25/34 (c)                                  250          240,173
  Countrywide Home Loan Mortgage
    Pass Through Trust 04-12, 12A1
    4.883%, 8/25/34 (c)                                  383          385,264
  Countrywide Partnership Trust Net
    Interest Margin 04-EC1N 144A
    5%, 9/25/35 (b)                                      153          153,220
  CS First Boston Mortgage Securities
    Corp. 01-CK1, A2 6.25%, 12/16/35                     250          261,166
  CS First Boston Mortgage Securities
    Corp. 03-8, 3A24 5.50%, 4/25/33                      290          287,365
  Deutsche Mortgage Securities,
    Inc. 04-1, 3A3 3.69%, 12/25/33                       500          497,442
  First Franklin Net Interest Margin
    Trust 04-FF7A, A 144A 5%, 9/27/34 (b)                150          149,248
  First Horizon Mortgage Pass-Through
    Trust 05-AR1, 2A1 5.04%, 4/25/35 (c)                 396          395,279
  GMAC Mortgage Corp. Loan Trust 03-GH2, A2
    3.69%, 7/25/20                                       226          224,992
  GSAMP Trust 05-NC1N 144A 5%, 2/25/35 (b)               236          235,272
  GSAMP Trust Net Interest Margin 04-1,
    N1 144A 5.50%, 9/25/34 (b)                           169          169,119
  Homestar Net Interest Margin Trust
    04-3, A1 144A 5.50%, 7/25/34 (b)                     155          154,411
  Merrill Lynch Mortgage Investors, Inc.
    96-C1, C 7.42%, 4/25/28                              100          101,993
  Park Place Securities Net Interest Margin
    Trust 04-MCW1, B 144A 7.385%,
    9/25/34 (b)                                          150          150,000
  Residential Asset Mortgage Products, Inc.
    03-RS6, AI3 3.08%, 12/25/28                          250          247,425
  Residential Funding Mortgage Securities
    I 05-SA1, 2A 4.916%, 3/25/35 (c)                     298          297,268
  Sail Net Interest Margin Notes 04-2A, A
    144A 5.50%, 3/27/34 (b)                               68           68,122
  Sharp SP I LLC Net Interest Margin Trust
    04-FM1N, N 6.16%, 9/25/33                             55           54,574


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
  Starwood Commercial Mortgage Trust
    99-C1A, A1 144A 6.60%, 2/3/14 (b)                 $  239      $   248,852
  Structured Asset Securities Corp. Net
    Interest Margin Trust 04-23XS  A 144A
    5.50%, 2/28/35 (b)                                    93           92,775
  Wells Fargo Mortgage Backed Securities
    Trust 04-EE, 2A3 3.989%, 1/25/35 (c)                 242          237,809
                                                                  -----------
TOTAL NON-AGENCY MORTGAGE-BACKED
  SECURITIES
  (Identified cost $6,704,949)                                      6,645,340
                                                                  -----------
FOREIGN GOVERNMENT SECURITIES--16.3%
AUSTRALIA--0.9%
  Commonwealth of Australia Series 705
    7.50%, 7/15/05                                       462(g)       358,451
                                                                  -----------
BRAZIL--2.9%
  Federative Republic of Brazil 9.25%,
    10/22/10                                              50           52,750
  Federative Republic of Brazil 11%,
    1/11/12                                              250          283,750
  Federative Republic of Brazil 8%,
    4/15/14                                              557          552,539
  Federative Republic of Brazil DCB-L
    3.125%, 4/15/12 (c)                                  353          331,767
                                                                  -----------
                                                                    1,220,806
                                                                  -----------
CHILE--0.6%
  Republic of Chile 3.11%, 1/28/08 (c)                   250          251,250
                                                                  -----------
COLOMBIA--0.6%
  Republic of Colombia 11.375%, 1/31/08                  100(h)       148,426
  Republic of Colombia 8.625%, 4/1/08                    100          106,500
                                                                  -----------
                                                                      254,926
                                                                  -----------
INDONESIA--0.4%
  Republic of Indonesia 7.75%, 8/1/06                    150          156,000
                                                                  -----------
LITHUANIA--0.5%
  Republic of Lithuania 6.625%, 2/20/08                  150(h)       215,366
                                                                  -----------
MEXICO--1.8%
  United Mexican States 4.625%, 10/8/08                  200          197,500
  United Mexican States 3.33%, 1/13/09 (c)               250          252,625
  United Mexican States 9.875%, 2/1/10                   250          297,500
                                                                  -----------
                                                                      747,625
                                                                  -----------
NEW ZEALAND--1.0%
  Commonwealth of New Zealand Series 206
    6.50%, 2/15/06                                       620(i)       441,176
                                                                  -----------
PHILIPPINES--1.0%
  Republic of Philippines 8.375%, 3/12/09                100          105,750

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
FOREIGN GOVERNMENT SECURITIES (CONTINUED)
PHILIPPINES (CONTINUED)
  Republic of Philippines 8.375%, 2/15/11             $  300      $   307,500
                                                                  -----------
                                                                      413,250
                                                                  -----------
RUSSIA--1.9%
  Russian Federation 144A 8.25%,
    3/31/10 (b)                                          250          270,625
  Russian Federation RegS 8.25%,
    3/31/10 (f)                                          500          538,550
                                                                  -----------
                                                                      809,175
                                                                  -----------
SLOVAKIA--0.6%
  Slovak Republic 7.375%, 4/14/10                        150(h)       231,787
                                                                  -----------
SOUTH AFRICA--0.8%
  Republic of South Africa Series R152
    12%, 2/28/06                                       1,600(j)       266,103
  Republic of South Africa Series R153
    13%, 8/31/10                                         450(j)        86,757
                                                                  -----------
                                                                      352,860
                                                                  -----------
TURKEY--1.6%
  Republic of Turkey 10.50%, 1/13/08                     350          392,000
  Republic of Turkey 11.75%, 6/15/10                     250          302,813
                                                                  -----------
                                                                      694,813
                                                                  -----------
UKRAINE--0.8%
  Republic of Ukraine 144A 6.365%,
    8/5/09 (b)(c)                                        250          267,500
  Republic of Ukraine RegS 11%, 3/15/07 (f)               56           60,231
                                                                  -----------
                                                                      327,731
                                                                  -----------
UNITED KINGDOM--0.4%
  United Kingdom Gilt 4%, 3/7/09                         100(k)       184,403
                                                                  -----------
VENEZUELA--0.5%
  Republic of Venezuela 5.375%, 8/7/10                   250          222,873
                                                                  -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $6,792,444)                                      6,882,492
                                                                  -----------
FOREIGN CORPORATE BONDS(d)--9.0%
AUSTRALIA--1.0%
  Commonwealth Bank Series TCD 6.75%,
    12/1/07                                              300(g)       236,690
  Westfield Capital Corp. 144A 4.375%,
    11/15/10 (b)                                         200          194,903
                                                                  -----------
                                                                      431,593
                                                                  -----------
BRAZIL--0.2%
  Petrobras International Finance Co.
    9.125%, 7/2/13                                       100          108,000
                                                                  -----------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
FOREIGN CORPORATE BONDS (CONTINUED)
CANADA--0.2%
  Thomson Corp. (The) 4.25%, 8/15/09                  $  100      $    97,946
                                                                  -----------
GERMANY--2.0%
  Deutsche Telekom International
    Finance BV 3.875%, 7/22/08                           350          343,075
  European Investment Bank 6%, 7/15/05                   658(g)       508,281
                                                                  -----------
                                                                      851,356
                                                                  -----------
HONG KONG--0.6%
  Hutchison Whampoa International Ltd.
    144A 5.45%, 11/24/10 (b)                             250          253,295
                                                                  -----------
ITALY--0.6%
  Telecom Italia Capital SA 4%, 11/15/08                 250          243,463
                                                                  -----------
KAZAKHSTAN--0.6%
  Kazkommerts International BV 144A
    10.125%, 5/8/07 (b)                                  250          271,250
                                                                  -----------
MALAYSIA--0.5%
  Malaysia International Shipping Corp.
    Capital Ltd. 144A 5%, 7/1/09 (b)                     200          200,393
                                                                  -----------
MEXICO--1.2%
  America Movil SA de CV 3.325%, 4/27/07 (c)             250          250,312
  America Movil SA de CV 4.125%, 3/1/09                  250          240,430
                                                                  -----------
                                                                      490,742
                                                                  -----------
QATAR--0.5%
  Ras Laffan Liquefied Natural Gas Co., Ltd.
    144A 3.437%, 9/15/09 (b)                             208          202,781
                                                                  -----------
SOUTH KOREA--0.3%
  Export-Import Bank of Korea 4.50%,
    8/12/09                                              120          118,058
                                                                  -----------
UNITED KINGDOM--1.3%
  British Telecommunications plc
    8.375%, 12/15/10                                     250          290,450
  Vedanta Resources plc 144A 6.625%,
    2/22/10 (b)                                          250          241,800
                                                                  -----------
                                                                      532,250
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,822,292)                                      3,801,127
                                                                  -----------
LOAN AGREEMENTS--1.5%
BROADCASTING & CABLE TV--0.6%
  Mediacom LLC  Tranche Loan B
    4.884%, 3/31/13                                      250          255,157
                                                                  -----------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------      -----------
LOAN AGREEMENTS (CONTINUED)
ENVIRONMENTAL SERVICES--0.3%
  Allied Waste Industries, Inc. Tranche
    Loan 5.03%, 2/24/12                               $   91      $    92,128
  Allied Waste North America, Inc. Tranche
    Loan A 4.78%, 2/24/12                                 34           34,122
                                                                  -----------
                                                                      126,250
                                                                  -----------
REITS--0.6%
  General Growth Properties, Inc. Tranche
    Loan 4.84%, 11/12/08                                 250          254,531
                                                                  -----------
TOTAL LOAN AGREEMENTS
  (Identified cost $631,857)                                          635,938
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--98.2%
  (Identified cost $41,855,439)                                    41,474,855
                                                                  -----------
SHORT-TERM INVESTMENTS--1.2%
COMMERCIAL PAPER--1.2%
  UBS Finance Delaware LLC 2.83%,
    4/1/05                                               500          500,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $500,000)                                          500,000
                                                                  -----------
TOTAL INVESTMENTS--99.4%
  (Identified cost $42,355,439)                                    41,974,855(a)
  Other assets and liabilities, net--0.6%                             242,485
                                                                  -----------
NET ASSETS--100.0%                                                $42,217,340
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $321,235 and gross depreciation of $715,091 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $42,368,711.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $5,909,868 or 14% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) All or a portion segregated as collateral for forward currency contracts.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Par value represents Australian Dollar.
(h) Par value represents Euro.
(i) Par value represents New Zealand Dollar.
(j) Par value represents South African Rand.
(k) Par value represents British Pound.
(l) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                         ------   -----------
DOMESTIC COMMON STOCKS--99.6%
ASSET MANAGEMENT & CUSTODY BANKS--2.9%
  State Street Corp.                                     11,890   $   519,831
                                                                  -----------
COMPUTER HARDWARE--1.8%
  International Business Machines Corp.                   3,600       328,968
                                                                  -----------
CONSUMER FINANCE--1.5%
  American Express Co.                                    5,115       262,758
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--4.3%
  Automatic Data Processing, Inc.                        10,800       485,460
  Paychex, Inc.                                           8,600       282,252
                                                                  -----------
                                                                      767,712
                                                                  -----------
DIVERSIFIED BANKS--6.6%
  Bank of America Corp.                                  10,250       452,025
  Wells Fargo & Co.                                      11,950       714,610
                                                                  -----------
                                                                    1,166,635
                                                                  -----------
DIVERSIFIED CHEMICALS--2.9%
  Du Pont (E.I.) de Nemours & Co.                        10,160       520,598
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--2.0%
  Cintas Corp.                                            8,400       347,004
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.6%
  Emerson Electric Co.                                    7,000       454,510
                                                                  -----------
FOOD DISTRIBUTORS--2.3%
  Sysco Corp.                                            11,450       409,910
                                                                  -----------
HEALTH CARE EQUIPMENT--2.2%
  Medtronic, Inc.                                         7,560       385,182
                                                                  -----------
HOME FURNISHINGS--2.4%
  Leggett & Platt, Inc.                                  14,900       430,312
                                                                  -----------
HOME IMPROVEMENT RETAIL--3.3%
  Home Depot, Inc. (The)                                 15,570       595,397
                                                                  -----------
HOUSEHOLD PRODUCTS--3.0%
  Procter & Gamble Co. (The)                              9,930       526,290
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--3.3%
  Wal-Mart Stores, Inc.                                  11,595       581,025
                                                                  -----------
INDUSTRIAL CONGLOMERATES--4.7%
  General Electric Co.                                   23,000       829,380
                                                                  -----------
INDUSTRIAL MACHINERY--1.5%
  Illinois Tool Works, Inc.                               2,985       267,247
                                                                  -----------
INTEGRATED OIL & GAS--4.3%
  Exxon Mobil Corp.                                      12,700       756,920
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
  SBC Communications, Inc.                               18,785       445,017
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.6%
  Morgan Stanley                                          4,885       279,666
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE--1.4%
  AFLAC, Inc.                                             6,880   $   256,349
                                                                  -----------
MOTORCYCLE MANUFACTURERS--2.4%
  Harley-Davidson, Inc.                                   7,400       427,424
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
  Citigroup, Inc.                                        14,300       642,642
                                                                  -----------
PACKAGED FOODS & MEATS--2.4%
  Sara Lee Corp.                                         10,665       236,336
  Wrigley (Wm.) Jr. Co.                                   2,980       195,399
                                                                  -----------
                                                                      431,735
                                                                  -----------
PHARMACEUTICALS--10.9%
  Johnson & Johnson                                      12,770       857,633
  Lilly (Eli) & Co.                                       6,055       315,465
  Pfizer, Inc.                                           29,295       769,580
                                                                  -----------
                                                                    1,942,678
                                                                  -----------
PUBLISHING & PRINTING--1.9%
  Gannett Co., Inc.                                       4,300       340,044
                                                                  -----------
REGIONAL BANKS--4.6%
  Fifth Third Bancorp                                    12,475       536,175
  Synovus Financial Corp.                                 9,800       273,028
                                                                  -----------
                                                                      809,203
                                                                  -----------
SEMICONDUCTORS--6.4%
  Intel Corp.                                            27,100       629,533
  Linear Technology Corp.                                13,051       499,984
                                                                  -----------
                                                                    1,129,517
                                                                  -----------
SOFT DRINKS--5.2%
  Coca-Cola Co. (The)                                    13,325       555,253
  PepsiCo, Inc.                                           6,980       370,149
                                                                  -----------
                                                                      925,402
                                                                  -----------
SPECIALTY STORES--1.7%
  Tiffany & Co.                                           8,675       299,461
                                                                  -----------
SYSTEMS SOFTWARE--3.4%
  Microsoft Corp.                                        25,068       605,894
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $16,323,727)                                    17,684,711
                                                                  -----------
TOTAL INVESTMENTS--99.6%
  (Identified cost $16,323,727)                                    17,684,711(a)
  Other assets and liabilities, net--0.4%                              71,498
                                                                  -----------
NET ASSETS--100.0%                                                $17,756,209
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,043,038 and gross depreciation of $699,458 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $16,341,131.

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
FOREIGN COMMON STOCKS(c)--94.7%
DENMARK--2.0%
  Danske Bank A/S ADR (Diversified Banks)                53,300   $ 1,550,502
                                                                  -----------
FINLAND--3.9%
  Nokia Oyj ADR (Communications
    Equipment)                                          198,300     3,059,769
                                                                  -----------
FRANCE--11.9%
  AXA ADR (Multi-line Insurance)                         59,000     1,574,120
  Sanofi-Aventis SA  ADR
    (Pharmaceuticals)                                    38,596     1,634,155
  Societe Generale SA  ADR (Diversified
    Banks)                                              112,800     2,349,996
  Total SA ADR (Integrated Oil & Gas)                    20,000     2,344,600
  Vivendi Universal SA ADR (Movies &
    Entertainment)                                       51,300     1,569,780
                                                                  -----------
                                                                    9,472,651
                                                                  -----------
GERMANY--4.0%
  Schering AG ADR (Pharmaceuticals)                      23,800     1,589,840
  Siemens AG ADR (Industrial
    Conglomerates)                                       19,700     1,557,482
                                                                  -----------
                                                                    3,147,322
                                                                  -----------
IRELAND--2.2%
  Allied Irish Banks plc ADR (Diversified
    Banks)                                               41,700     1,739,307
                                                                  -----------
ITALY--6.8%
  Enel SpA ADR (Electric Utilities)                      30,200     1,449,902
  ENI SpA ADR (Integrated Oil & Gas)                     18,100     2,355,896
  Sanpaolo IMI SpA ADR (Diversified
    Banks)                                               51,900     1,624,989
                                                                  -----------
                                                                    5,430,787
                                                                  -----------
JAPAN--8.7%
  CANON, Inc. ADR (Office Electronics)                   44,610     2,391,096
  Kao Corp. ADR (Household Products)                      9,900     2,281,554
  Nomura Holdings, Inc. ADR (Investment
    Banking & Brokerage)                                162,900     2,257,794
                                                                  -----------
                                                                    6,930,444
                                                                  -----------
NETHERLANDS--6.0%
  Heinekin NV ADR (Brewers)                              70,200     2,438,720
  Royal Dutch Petroleum Co. NY Registered
    Shares (Integrated Oil & Gas)                        38,600     2,317,544
                                                                  -----------
                                                                    4,756,264
                                                                  -----------
SWITZERLAND--17.6%
  Compagnie Financiere Richemont AG
    ADR (Housewares & Specialties)                       49,000     1,543,711
  Credit Suisse Group ADR (Diversified
    Capital Markets) (b)                                 53,800     2,302,640


                                                        SHARES       VALUE
                                                       --------   -----------
FOREIGN COMMON STOCKS (CONTINUED)
SWITZERLAND (CONTINUED)
  Nestle SA ADR (Packaged Foods &
    Meats)                                               34,500   $ 2,368,094
  Novartis AG ADR (Pharmaceuticals)                      33,700     1,576,486
  Roche Holding AG ADR (Pharmaceuticals)                 28,800     1,548,855
  Swiss Re ADR (Reinsurance)                             21,600     1,552,178
  UBS AG Registered Shares (Diversified
    Capital Markets)                                     37,000     3,122,800
                                                                  -----------
                                                                   14,014,764
                                                                  -----------
UNITED KINGDOM--31.6%
  Barclays plc ADR (Diversified Banks)                   74,100     3,070,704
  BP plc ADR (Integrated Oil & Gas)                      37,000     2,308,800
  Cadbury Schweppes plc ADR (Packaged
    Foods & Meats)                                       79,900     3,251,930
  Diageo plc ADR (Distillers & Vintners)                 41,100     2,338,590
  GlaxoSmithKline plc ADR
    (Pharmaceuticals)                                    66,400     3,049,088
  HSBC Holdings plc ADR (Diversified
    Banks)                                               39,100     3,104,540
  Tesco plc ADR (Food Retail)                            86,100     1,544,789
  Unilever plc ADR (Packaged Foods &
    Meats)                                               82,500     3,300,000
  Vodafone Group plc ADR (Wireless
    Telecommunication Services)                         119,000     3,160,640
                                                                  -----------
                                                                   25,129,081
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $63,547,029)                                    75,230,891
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--94.7%
  (Identified cost $63,547,029)                                    75,230,891
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--4.7%
U.S. TREASURY BILLS--4.7%
  U.S. Treasury Bill 2.44%, 4/7/05                         $543       542,779
  U.S. Treasury Bill 2.53%, 5/5/05                          193       192,539
  U.S. Treasury Bill 2.567%, 5/5/05                         300       299,273
  U.S. Treasury Bill 2.571%, 5/5/05                          72        71,825
  U.S. Treasury Bill 2.576%, 5/5/05                         225       224,462
  U.S. Treasury Bill 2.58%, 5/5/05                           86        85,790
  U.S. Treasury Bill 2.592%, 5/5/05                          99        98,758
  U.S. Treasury Bill 2.60%, 5/5/05                          900       897,788
  U.S. Treasury Bill 2.605%, 5/5/05                         274       273,326
  U.S. Treasury Bill 2.606%, 5/5/05                         230       229,434

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS (CONTINUED)
U.S. TREASURY BILLS (CONTINUED)
  U.S. Treasury Bill 2.613%, 5/5/05                        $ 96   $    95,763
  U.S. Treasury Bill 2.63%, 5/5/05                           58        57,856
  U.S. Treasury Bill 2.631%, 5/5/05                         702       700,256
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,769,840)                                      3,769,849
                                                                  -----------
TOTAL INVESTMENTS--99.4%
  (Identified cost $67,316,869)                                    79,000,740(a)
  Other assets and liabilities, net--0.6%                             463,424
                                                                  -----------
NET ASSETS--100.0%                                                $79,464,164
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,306,349 and gross depreciation of $648,880 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $67,343,271.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Lazard International Equity Select Series


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Brewers                                             3.2%
Communications Equipment                            4.1
Distillers & Vintners                               3.1
Diversified Banks                                  17.9
Diversified Capital Markets                         7.2
Electric Utilities                                  1.9
Food Retail                                         2.0
Household Products                                  3.0
Housewares & Specialties                            2.0
Industrial Conglomerates                            2.1
Integrated Oil & Gas                               12.4
Investment Banking & Brokerage                      3.0
Movies & Entertainment                              2.1
Multi-line Insurance                                2.1
Office Electronics                                  3.2
Packaged Foods & Meats                             11.9
Pharmaceuticals                                    12.5
Reinsurance                                         2.1
Wireless Telecommunication Services                 4.2
                                                  -----
                                                  100.0%
                                                  =====

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--94.1%
ADVERTISING--1.9%
  Arbitron, Inc.                                          3,100   $   132,990
  Donnelley (R.H.) Corp. (b)                              1,900       110,371
                                                                  -----------
                                                                      243,361
                                                                  -----------
AEROSPACE & DEFENSE--1.9%
  DRS Technologies, Inc. (b)                              3,250       138,125
  Esterline Technologies Corp. (b)                        2,900       100,195
                                                                  -----------
                                                                      238,320
                                                                  -----------
AGRICULTURAL PRODUCTS--0.5%
  Delta & Pine Land Co.                                   2,550        68,850
                                                                  -----------
AIR FREIGHT & COURIERS--1.6%
  Forward Air Corp.                                       2,300        97,934
  Pacer International, Inc. (b)                           4,700       112,283
                                                                  -----------
                                                                      210,217
                                                                  -----------
AIRLINES--0.8%
  AirTran Holdings, Inc. (b)                             11,300       102,265
                                                                  -----------
APPAREL RETAIL--2.3%
  AnnTaylor Stores Corp. (b)                              3,400        87,006
  Gymboree Corp. (The) (b)                                8,150       102,201
  Hot Topic, Inc. (b)                                     4,900       107,065
                                                                  -----------
                                                                      296,272
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
  Warnaco Group, Inc. (The) (b)                           2,800        67,312
                                                                  -----------
APPLICATION SOFTWARE--1.4%
  Serena Software, Inc. (b)                               4,100        97,416
  Verity, Inc. (b)                                        8,400        79,380
                                                                  -----------
                                                                      176,796
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
  Calamos Asset Management, Inc.                          1,400        37,688
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.8%
  Winnebago Industries, Inc.                              3,100        97,960
                                                                  -----------
AUTOMOTIVE RETAIL--0.7%
  TBC Corp.                                               3,300        91,938
                                                                  -----------
BIOTECHNOLOGY--0.5%
  Martek Biosciences Corp. (b)                            1,200        69,828
                                                                  -----------
BROADCASTING & CABLE TV--0.8%
  Liberty Corp. (The)                                     2,400        97,320
                                                                  -----------
CASINOS & GAMING--1.4%
  Alliance Gaming Corp. (b)                              10,200        97,818
  WMS Industries, Inc. (b)                                2,800        78,848
                                                                  -----------
                                                                      176,666
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMMODITY CHEMICALS--0.6%
  Spartech Corp.                                          3,600   $    71,460
                                                                  -----------
COMMUNICATIONS EQUIPMENT--4.2%
  ADTRAN, Inc.                                            3,400        59,976
  Avocent Corp.                                           1,600        41,056
  C-COR Corp. (b)                                        15,200        92,416
  CommScope, Inc. (b)                                     9,100       136,136
  Ditech Communications Corp. (b)                         3,500        43,645
  Foundry Networks, Inc. (b)                              7,100        70,290
  Oplink Communications, Inc. (b)                        12,000        18,840
  Polycom, Inc. (b)                                       2,400        40,680
  SafeNet, Inc. (b)                                       1,300        38,103
                                                                  -----------
                                                                      541,142
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.6%
  Advanced Digital Information Corp. (b)                  5,850        47,970
  Dot Hill Systems Corp. (b)                             10,300        61,285
  Komag, Inc. (b)                                         4,400        98,340
                                                                  -----------
                                                                      207,595
                                                                  -----------
CONSTRUCTION & ENGINEERING--1.4%
  Chicago Bridge & Iron Co.                               1,850        81,455
  Shaw Group, Inc. (The) (b)                              4,300        93,740
                                                                  -----------
                                                                      175,195
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
  Wabash National Corp.                                   1,600        39,040
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.4%
  BISYS Group, Inc. (The) (b)                             6,100        95,648
  Wright Express Corp. (b)                                4,900        83,790
                                                                  -----------
                                                                      179,438
                                                                  -----------
DIVERSIFIED CHEMICALS--0.8%
  Olin Corp.                                              4,850       108,155
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--2.7%
  Corinthian Colleges, Inc. (b)                           7,700       121,044
  Learning Tree International, Inc.                       8,100       116,721
  Tetra Tech, Inc.                                        8,400       106,008
                                                                  -----------
                                                                      343,773
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
  Foundation Coal Holdings, Inc.                          2,200        51,722
                                                                  -----------
EDUCATION SERVICES--0.8%
  DeVry, Inc.                                             5,200        98,384
                                                                  -----------
ELECTRIC UTILITIES--0.8%
  Cleco Corp.                                             5,000       106,500
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
  GrafTech International Ltd. (b)                         4,000        22,760

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT (CONTINUED)
  Roper Industries, Inc.                                  1,850   $   121,175
                                                                  -----------
                                                                      143,935
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
  Coherent, Inc. (b)                                      3,000       101,280
  Metrologic Instruments, Inc. (b)                        4,200        94,416
  Photon Dynamics, Inc.                                   3,100        59,086
  Rogers Corp. (b)                                        2,900       116,000
                                                                  -----------
                                                                      370,782
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--2.3%
  Benchmark Electronics, Inc. (b)                         3,400       108,222
  Plexus Corp. (b)                                        6,800        78,268
  TTM Technologies, Inc. (b)                             10,400       108,784
                                                                  -----------
                                                                      295,274
                                                                  -----------
EMPLOYMENT SERVICES--1.2%
  Watson Wyatt & Co. Holdings                             5,600       152,320
                                                                  -----------
ENVIRONMENTAL SERVICES--0.5%
  Waste Connections, Inc. (b)                             1,850        64,287
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.2%
  Scotts Co. (The) Class A (b)                            2,100       147,483
                                                                  -----------
FOOD DISTRIBUTORS--0.8%
  Performance Food Group Co. (b)                          3,900       107,952
                                                                  -----------
FOOTWEAR--1.4%
  K-Swiss, Inc. Class A                                   2,300        75,969
  Timberland Co. (The) Class A (b)                        1,500       106,395
                                                                  -----------
                                                                      182,364
                                                                  -----------
GAS UTILITIES--1.2%
  AGL Resources, Inc.                                     2,550        89,071
  New Jersey Resources Corp.                              1,400        60,942
                                                                  -----------
                                                                      150,013
                                                                  -----------
GENERAL MERCHANDISE STORES--0.4%
  99 Cents Only Stores (b)                                3,600        47,412
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.7%
  PSS World Medical, Inc. (b)                             7,500        85,275
                                                                  -----------
HEALTH CARE EQUIPMENT--1.1%
  Candela Corp. (b)                                       4,600        41,032
  INAMED Corp.                                            1,375        96,085
                                                                  -----------
                                                                      137,117
                                                                  -----------
HEALTH CARE FACILITIES--2.3%
  Hanger Orthopedic Group, Inc. (b)                      12,600        74,970
  Kindred Healthcare, Inc. (b)                            3,400       119,340
  LifePoint Hospitals, Inc. (b)                           2,400       105,216
                                                                  -----------
                                                                      299,526
                                                                  -----------
HEALTH CARE SERVICES--0.4%
  MIM Corp. (b)                                           8,900        53,667
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE SUPPLIES--0.8%
  DJ Orthopedics, Inc. (b)                                4,200   $   105,210
                                                                  -----------
HOMEFURNISHING RETAIL--0.7%
  Cost Plus, Inc.                                         3,300        88,704
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.5%
  Jarden Corp. (b)                                        1,500        68,820
                                                                  -----------
INDUSTRIAL MACHINERY--0.8%
  Tecumseh Products Co. Class A                           2,500        99,025
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.2%
  Knight Trading Group, Inc. (b)                          3,100        29,884
                                                                  -----------
IT CONSULTING & OTHER SERVICES--2.4%
  BearingPoint, Inc. (b)                                  6,600        57,882
  MPS Group, Inc. (b)                                    10,300       108,253
  Titan Corp. (The) (b)                                   7,900       143,464
                                                                  -----------
                                                                      309,599
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.8%
  Miller (Herman), Inc.                                   3,200        96,384
                                                                  -----------
OIL & GAS DRILLING--0.6%
  Grey Wolf, Inc. (b)                                    12,000        78,960
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--3.8%
  Hanover Compressor Co. (b)                              5,900        71,213
  Key Energy Services, Inc. (b)                          12,850       147,389
  Maverick Tube Corp. (b)                                 2,500        81,275
  Oil States International, Inc. (b)                      2,500        51,375
  Veritas DGC, Inc. (b)                                   4,600       137,816
                                                                  -----------
                                                                      489,068
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
  Denbury Resources, Inc. (b)                             1,500        52,845
  Energy Partners Ltd. (b)                                2,300        59,731
  Forest Oil Corp. (b)                                    2,000        81,000
  Houston Exploration Co. (The) (b)                         800        45,560
  Range Resources Corp.                                   2,300        53,728
  W&T Offshore, Inc.                                      2,100        43,596
  Whiting Petroleum Corp. (b)                             1,400        57,092
                                                                  -----------
                                                                      393,552
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.9%
  Kinder Morgan Management LLC (b)                        3,106       126,073
  OMI Corp.                                               5,900       112,985
                                                                  -----------
                                                                      239,058
                                                                  -----------
PAPER PACKAGING--0.5%
  Packaging Corporation of America                        2,650        64,368
                                                                  -----------
PHARMACEUTICALS--1.6%
  Able Laboratories, Inc. (b)                             4,200        98,532
  First Horizon Pharmaceutical Corp. (b)                  3,800        64,144
  Par Pharmaceutical Co., Inc. (b)                        1,300        43,472
                                                                  -----------
                                                                      206,148
                                                                  -----------

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE--1.3%
  Assured Guaranty Ltd.                                   6,200   $   111,290
  Bristol West Holdings, Inc.                             3,600        55,800
                                                                  -----------
                                                                      167,090
                                                                  -----------
PUBLISHING & PRINTING--2.9%
  ADVO, Inc.                                              4,175       156,354
  Journal Register Co. (b)                                8,400       140,280
  ProQuest Co. (b)                                        1,950        70,492
                                                                  -----------
                                                                      367,126
                                                                  -----------
REGIONAL BANKS--7.7%
  Bank of The Ozarks, Inc.                                1,800        57,150
  Boston Private Financial Holdings, Inc.                 3,300        78,375
  First Community Bancorp, Inc.                           2,000        88,600
  First Midwest Bancorp, Inc.                             2,400        77,952
  MB Financial, Inc.                                      2,900       111,070
  Provident Bankshares Corp.                              2,000        65,920
  South Financial Group, Inc. (The)                       2,100        64,134
  Southwest Bancorp of Texas, Inc.                        3,400        62,390
  Sterling Bancshares, Inc.                               6,500        92,300
  Texas Regional Bancshares, Inc. Class A                 2,250        67,748
  Umpqua Holdings Corp.                                   3,700        86,395
  United Bankshares, Inc.                                 1,850        61,309
  Westamerica Bancorp                                     1,500        77,655
                                                                  -----------
                                                                      990,998
                                                                  -----------
REINSURANCE--2.0%
  Arch Capital Group Ltd. (b)                             3,200       128,128
  Max Re Capital Ltd.                                     2,750        64,708
  Reinsurance Group of America, Inc.                      1,350        57,483
                                                                  -----------
                                                                      250,319
                                                                  -----------
REITS--3.2%
  Alexandria Real Estate Equities, Inc.                     600        38,628
  Capital Automotive REIT                                 1,900        62,928
  CarrAmerica Realty Corp.                                1,950        61,523
  Inland Real Estate Corp.                                1,600        24,048
  Lexington Corporate Properties Trust                    3,500        76,790
  Mills Corp. (The)                                       1,950       103,155
  Prentiss Properties Trust                               1,300        44,408
                                                                  -----------
                                                                      411,480
                                                                  -----------
RESTAURANTS--0.9%
  CBRL Group, Inc.                                        2,700       111,510
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--1.1%
  Brooks Automation, Inc. (b)                             5,000        75,900
  Ultratech, Inc. (b)                                     4,700        68,620
                                                                  -----------
                                                                      144,520
                                                                  -----------
SEMICONDUCTORS--1.2%
  AMIS Holdings, Inc. (b)                                 4,400        49,676
  Exar Corp. (b)                                          8,000       107,200
                                                                  -----------
                                                                      156,876
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SPECIALIZED FINANCE--0.4%
  Financial Federal Corp.                                 1,450   $    51,287
                                                                  -----------
SPECIALTY CHEMICALS--0.7%
  PolyOne Corp. (b)                                      10,200        90,576
                                                                  -----------
SPECIALTY STORES--2.5%
  CSK Auto Corp. (b)                                      5,800       102,370
  Dick's Sporting Goods, Inc. (b)                           200         7,346
  Sports Authority, Inc. (The) (b)                        3,600        99,000
  Tractor Supply Co. (b)                                  2,500       109,125
                                                                  -----------
                                                                      317,841
                                                                  -----------
SYSTEMS SOFTWARE--0.5%
  Secure Computing Corp. (b)                              6,700        57,419
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.4%
  BankUnited Financial Corp. Class A                      2,300        61,778
  MAF Bancorp, Inc.                                       2,800       116,312
                                                                  -----------
                                                                      178,090
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--1.3%
  Rush Enterprises, Inc. (b)                              4,200        65,856
  United Rentals, Inc. (b)                                4,800        97,008
                                                                  -----------
                                                                      162,864
                                                                  -----------
TRUCKING--1.0%
  Overnite Corp.                                          2,000        63,980
  Swift Transportation Co., Inc. (b)                      3,050        67,527
                                                                  -----------
                                                                      131,507
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
  Wireless Facilities, Inc. (b)                           7,900        49,375
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $10,581,353)                                    12,042,262
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--1.5%
PHARMACEUTICALS--0.9%
  Taro Pharmaceutical Industries Ltd.
    (United States) (b)                                   3,500       110,460
                                                                  -----------
SEMICONDUCTORS--0.6%
  ChipMOS TECHNOLOGIES Bermuda Ltd.
    (Taiwan) (b)                                         12,700        81,534
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $183,281)                                          191,994
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--95.6%
  (Identified cost $10,764,634)                                    12,234,256
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--5.5%
U.S. TREASURY BILLS--5.5%
  U.S. Treasury Bill 2.355%, 4/7/05                        $172       171,932
  U.S. Treasury Bill 2.44%, 4/7/05                           77        76,969

                      PHOENIX-LAZARD SMALL-CAP VALUE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS (CONTINUED)
U.S. TREASURY BILLS (CONTINUED)
  U.S. Treasury Bill 2.472%, 4/7/05                        $114   $   113,953
  U.S. Treasury Bill 2.56%, 5/5/05                           51        50,876
  U.S. Treasury Bill 2.57%, 5/5/05                           97        96,765
  U.S. Treasury Bill 2.60%, 5/5/05                          117       116,713
  U.S. Treasury Bill 2.612%, 5/5/05                          81        80,800
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $708,008)                                          708,008
                                                                  -----------
TOTAL INVESTMENTS--101.1%
  (Identified cost $11,472,642)                                    12,942,264(a)
  Other assets and liabilities, net--(1.1)%                          (146,181)
                                                                  -----------
NET ASSETS--100.0%                                                $12,796,083
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,875,900 and gross depreciation of $457,708 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $11,524,072.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
U.S. GOVERNMENT SECURITIES--1.1%
U.S. TREASURY NOTES--1.1%
  U.S. Treasury Note 5%, 2/15/11                         $  150   $   155,795
  U.S. Treasury Note 4%, 2/15/15                            100        96,078
                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $255,553)                                          251,873
                                                                  -----------
AGENCY MORTGAGE-BACKED SECURITIES--4.0%
  FNMA 6%, 5/1/32                                            19        19,890
  FNMA 5.50%, 2/1/33                                        400       401,625
  FNMA 6%, 5/1/33                                           210       214,990
  FNMA 5.50%, 7/1/33                                        162       162,562
  FNMA 6%, 11/1/33                                          126       128,988
                                                                  -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $929,324)                                          928,055
                                                                  -----------
AGENCY NON-MORTGAGE-BACKED SECURITIES--0.3%
  FHLMC 5.50%, 7/15/06                                       75        76,581
                                                                  -----------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $77,071)                                            76,581
                                                                  -----------
DOMESTIC CORPORATE BONDS--57.9%
ADVERTISING--0.1%
  Interpublic Group of Companies, Inc. (The)
    6.25%, 11/15/14                                          25        23,625
                                                                  -----------
AEROSPACE & DEFENSE--1.2%
  DRS Technologies, Inc. 6.875%, 11/1/13                     50        50,250
  Esterline Technologies Corp. 7.75%,
    6/15/13                                                  60        62,700
  Moog, Inc. 6.25%, 1/15/15                                  25        24,625
  Raytheon Co. 4.85%, 1/15/11                               150       149,500
                                                                  -----------
                                                                      287,075
                                                                  -----------
ALTERNATIVE CARRIERS--0.4%
  Level 3 Financing, Inc. 144A 10.75%,
    10/15/11 (b)                                            100        88,250
                                                                  -----------
AUTO PARTS & EQUIPMENT--1.0%
  Accuride Corp. 144A 8.50%, 2/1/15 (b)                      40        39,400
  Delco Remy International, Inc. 11%,
    5/1/09                                                   80        74,000
  JB Poindexter & Co., Inc. 144A 8.75%,
    3/15/14 (b)                                              70        70,000


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
AUTO PARTS & EQUIPMENT (CONTINUED)
  Tenneco Automotive, Inc. 144A
    8.625%, 11/15/14 (b)                                 $   50   $    48,875
                                                                  -----------
                                                                      232,275
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.2%
  General Motors Corp. 7.125%, 7/15/13                       50        43,082
                                                                  -----------
BROADCASTING & CABLE TV--5.3%
  Allbritton Communications Co. 7.75%,
    12/15/12                                                130       128,700
  Block Communications, Inc. 9.25%,
    4/15/09                                                  25        26,750
  Charter Communications Holdings
    LLC/Charter Communication Holdings
    Capital Corp. 10%, 4/1/09                                85        69,275
  Charter Communications Holdings
    LLC/Charter Communication Holdings
    Capital Corp. 10.25%, 9/15/10                           100       102,500
  Clear Channel Communications, Inc.
    4.625%, 1/15/08                                          50        49,425
  CSC Holdings, Inc. Series B 8.125%,
    8/15/09                                                 100       106,000
  DIRECTV Holdings LLC/DIRECTV
    Financing Co., Inc. 8.375%, 3/15/13                      75        81,562
  Echostar DBS Corp. 9.125%, 1/15/09                         33        35,393
  Echostar DBS Corp. 6.375%, 10/1/11                         15        14,775
  Emmis Operating Co. 6.875%, 5/15/12                       100        98,500
  Insight Communications Co., Inc. 0%,
    2/15/11 (c)                                             150       150,000
  Mediacom LLC/Mediacom Capital Corp.
    9.50%, 1/15/13                                           75        75,188
  Mediacom LLC/Mediacom Capital Corp.
    Series B 8.50%, 4/15/08                                  50        50,875
  Paxson Communications Corp. 10.75%,
    7/15/08                                                  50        49,875
  Radio One, Inc.144A 6.375%, 2/15/13 (b)                    50        49,375
  Sinclair Broadcast Group, Inc. 8.75%,
    12/15/11                                                 50        52,750
  Sinclair Broadcast Group, Inc. 8%,
    3/15/12                                                  75        76,875
                                                                  -----------
                                                                    1,217,818
                                                                  -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
BUILDING PRODUCTS--0.6%
  Builders FirstSource, Inc. 144A 7.024%,
    2/15/12 (b)(c)                                       $   50   $    49,500
  Jacuzzi Brands, Inc. 9.625%, 7/1/10                        80        88,400
                                                                  -----------
                                                                      137,900
                                                                  -----------
CASINOS & GAMING--3.8%
  Boyd Gaming Corp. 8.75%, 4/15/12                          100       108,750
  Isle of Capri Casinos, Inc. 9%, 3/15/12                    50        54,625
  Isle of Capri Casinos, Inc. 7%, 3/1/14                    125       124,375
  Las Vegas Sands Corp. 144A 6.375%,
    2/15/15 (b)                                              75        71,531
  MGM Mirage, Inc. 6.75%, 9/1/12                             70        70,875
  Penn National Gaming, Inc. 6.875%,
    12/1/11                                                  45        45,337
  River Rock Entertainment Authority
    9.75%, 11/1/11                                          100       110,000
  Scientific Games Corp. 144A 6.25%,
    12/15/12 (b)                                             75        75,000
  Seneca Gaming Corp. 7.25%, 5/1/12                          25        25,000
  Station Casinos, Inc. 6.50%, 2/1/14                       100        99,750
  Turning Stone Casino Resort Enterprise
    144A 9.125%, 12/15/10 (b)                                30        31,313
  Wynn Las Vegas LLC/Wynn Las Vegas Corp.
    144A 6.625%, 12/1/14 (b)                                 75        71,625
                                                                  -----------
                                                                      888,181
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.5%
  Corning, Inc. 7%, 3/15/07                                  35        35,219
  Corning, Inc. 5.90%, 3/15/14                               75        75,135
                                                                  -----------
                                                                      110,354
                                                                  -----------
CONSTRUCTION & ENGINEERING--0.2%
  McDermott (J Ray) SA 144A 11%,
    12/15/13 (b)                                             40        45,000
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  AGCO Corp. 9.50%, 5/1/08                                   50        52,625
  Cummins, Inc. 9.50%, 12/1/10                               50        55,375
                                                                  -----------
                                                                      108,000
                                                                  -----------
CONSUMER FINANCE--0.2%
  Ford Motor Credit Co. 7.25%, 10/25/11                      50        49,341
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
  Iron Mountain, Inc. 7.75%, 1/15/15                        200       198,500
                                                                  -----------
DEPARTMENT STORES--0.6%
  Saks, Inc. 9.875%, 10/1/11                                 50        54,250


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
DEPARTMENT STORES (CONTINUED)
  Saks, Inc. 7.375%, 2/15/19                             $   90   $    81,000
                                                                  -----------
                                                                      135,250
                                                                  -----------
DIVERSIFIED CHEMICALS--0.9%
  Equistar Chemicals LP 7.55%, 2/15/26                       25        24,187
  Hercules, Inc. 6.75%, 10/15/29                            150       147,750
  Huntsman LLC 144A 11.75%, 7/15/12 (b)                      27        31,725
                                                                  -----------
                                                                      203,662
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
  Peabody Energy Corp. 5.875%, 4/15/16                       90        87,300
                                                                  -----------
ELECTRIC UTILITIES--2.0%
  Midwest Generation LLC 8.75%, 5/1/34                       75        84,000
  Nevada Power Co. 144A 5.875%, 1/15/15 (b)                  50        49,000
  Reliant Energy, Inc. 6.75%, 12/15/14                      175       164,062
  Texas Genco LLC/Texas Genco Financing
    Corp. 144A 6.875%, 12/15/14 (b)                          25        25,188
  Virginia Electric and Power Co. 4.50%,
    12/15/10                                                150       146,632
                                                                  -----------
                                                                      468,882
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Communications and Power
    Industries, Inc. 8%, 2/1/12                              35        35,700
                                                                  -----------
ENVIRONMENTAL SERVICES--0.7%
  Allied Waste North America 7.875%,
    4/15/13                                                 125       125,312
  Allied Waste North America 6.125%,
    2/15/14                                                  45        40,388
                                                                  -----------
                                                                      165,700
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  IMC Global, Inc. Series B 11.25%, 6/1/11                   50        56,000
  Terra Capital, Inc. 11.50%, 6/1/10                         23        26,565
                                                                  -----------
                                                                       82,565
                                                                  -----------
FOOD DISTRIBUTORS--0.2%
  Le-Natures, Inc. 144A 10%, 6/15/13 (b)                     40        43,800
                                                                  -----------
FOOD RETAIL--1.2%
  Couche-Tard U.S. LP/Couche-Tard
    Finance Corp. 7.50%, 12/15/13                            65        68,575
  Ingles Markets, Inc. 8.875%, 12/1/11                      100       103,000

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
FOOD RETAIL (CONTINUED)
  Stater Brothers Holdings, Inc. 8.125%,
    6/15/12                                              $  100   $    97,000
                                                                  -----------
                                                                      268,575
                                                                  -----------
GAS UTILITIES--1.1%
  SEMCO Energy, Inc. 7.125%, 5/15/08                        125       127,859
  Sonat, Inc. 7.625%, 7/15/11                                25        24,812
  Suburban Propane Partners LP/Suburban
    Energy Finance Corp. 6.875%, 12/15/13                   100        99,000
                                                                  -----------
                                                                      251,671
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.6%
  AmeriPath, Inc. 10.50%, 4/1/13                            150       150,000
                                                                  -----------
HEALTH CARE EQUIPMENT--1.1%
  Bio-Rad Laboratories, Inc. 144A 6.125%,
    12/15/14 (b)                                            125       123,125
  Medex, Inc. 8.875%, 5/15/13                                70        79,450
  PerkinElmer, Inc. 8.875%, 1/15/13                          50        56,250
                                                                  -----------
                                                                      258,825
                                                                  -----------
HEALTH CARE FACILITIES--1.9%
  Beverly Enterprises, Inc. 7.875%, 6/15/14                  25        27,750
  Hanger Orthopedic Group, Inc. 10.375%,
    2/15/09                                                  75        74,812
  HCA, Inc. 6.375%, 1/15/15                                  60        59,859
  HEALTHSOUTH Corp. 8.375%, 10/1/11                         110       108,900
  Tenet Healthcare Corp. 7.375%, 2/1/13                     100        94,750
  Tenet Healthcare Corp. 9.875%, 7/1/14                      50        52,250
  Tenet Healthcare Corp. 144A 9.25%,
    2/1/15 (b)                                               25        25,063
                                                                  -----------
                                                                      443,384
                                                                  -----------
HEALTH CARE SERVICES--0.2%
  Alliance Imaging, Inc. 144A 7.25%,
    12/15/12 (b)                                             25        23,750
  Davita, Inc. 144A 7.25%, 3/15/15 (b)                       35        34,475
                                                                  -----------
                                                                       58,225
                                                                  -----------
HEALTH CARE SUPPLIES--0.1%
  CDRV Investors, Inc. 144A 0%,
    1/1/15 (b)(c)                                            50        30,375
                                                                  -----------
HOMEBUILDING--0.1%
  Beazer Homes USA, Inc. 6.50%, 11/15/13                     20        19,650
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--1.4%
  Gaylord Entertainment Co. 8%, 11/15/13                    125       130,000


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES (CONTINUED)
  Gaylord Entertainment Co. 144A 6.75%,
    11/15/14 (b)                                         $   25   $    23,812
  Hard Rock Hotel, Inc. 8.875%, 6/1/13                      125       135,313
  Hilton Hotels Corp. 8.25%, 2/15/11                         25        28,819
                                                                  -----------
                                                                      317,944
                                                                  -----------
HOUSEHOLD APPLIANCES--0.3%
  Fedders North America, Inc. 9.875%,
    3/1/14                                                  100        75,500
                                                                  -----------
HOUSEHOLD PRODUCTS--0.6%
  Rayovac Corp. 8.50%, 10/1/13                              125       129,375
                                                                  -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
  Dynegy Holdings, Inc. 6.875%, 4/1/11                       65        58,012
                                                                  -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  Duke Energy Corp. Series B 5.375%,
    1/1/09                                                  150       153,599
                                                                  -----------
INDUSTRIAL GASES--0.5%
  Airgas, Inc. 6.25%, 7/15/14                               125       125,312
                                                                  -----------
INDUSTRIAL MACHINERY--1.3%
  Dresser Rand Group, Inc. 144A 7.375%,
    11/1/14 (b)                                              50        50,250
  JLG Industries, Inc. 8.25%, 5/1/08                         30        31,950
  Manitowoc Co., Inc. (The) 7.125%,
    11/1/13                                                 100       103,500
  Sensus Metering Systems 8.625%,
    12/15/13                                                105       107,887
                                                                  -----------
                                                                      293,587
                                                                  -----------
INTEGRATED OIL & GAS--0.3%
  MarkWest Energy Partners LP 144A 6.875%,
    11/1/14 (b)                                              75        75,375
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  Cincinnati Bell, Inc. 8.375%, 1/15/14                      75        74,250
  Qwest Capital Funding, Inc. 7.90%,
    8/15/10                                                 165       158,812
  Valor Telecom Enterprise 144A 7.75%,
    2/15/15 (b)                                              35        35,000
                                                                  -----------
                                                                      268,062
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.2%
  Titan Corp. 8%, 5/15/11                                    50        52,250
                                                                  -----------
MANAGED HEALTH CARE--0.5%
  PacifiCare Health Systems, Inc. 10.75%,
    6/1/09                                                   16        17,760

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
MANAGED HEALTH CARE (CONTINUED)
  UnitedHealth Group, Inc. 4.875%, 4/1/13                $  100   $    99,379
                                                                  -----------
                                                                      117,139
                                                                  -----------
MARINE PORTS & SERVICES--0.1%
  American Commercial Lines LLC/ACL
    Finance Corp. 144A 9.50%, 2/15/15 (b)                    25        25,938
                                                                  -----------
METAL & GLASS CONTAINERS--3.2%
  AEP Industries, Inc. 144A 7.875%,
    3/15/13 (b)                                              25        25,231
  BWAY Corp. 10%, 10/15/10                                   50        53,375
  Constar International, Inc. 11%, 12/1/12                   60        60,300
  Constar International, Inc. 144A 6.149%,
    2/15/12 (b)(c)                                           25        25,125
  Crown Cork & Seal Co., Inc. 7.375%,
    12/15/26                                                200       188,000
  Graham Packing Co. LP 144A 8.50%,
    10/15/12 (b)                                            200       201,000
  Owens-Brockway Glass Container, Inc.
    8.875%, 2/15/09                                          60        64,350
  Owens-Brockway Glass Container, Inc.
    7.75%, 5/15/11                                          125       131,563
                                                                  -----------
                                                                      748,944
                                                                  -----------
MOVIES & ENTERTAINMENT--1.4%
  AMC Entertainment, Inc. 8%, 3/1/14                        125       120,000
  Carmike Cinemas, Inc. 7.50%, 2/15/14                       60        59,175
  LCE Acquisition Corp. 144A 9%, 8/1/14 (b)                 150       150,000
                                                                  -----------
                                                                      329,175
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
  Dynegy Holdings, Inc. 144A 9.875%,
    7/15/10 (b)                                             100       107,625
  NRG Energy, Inc. 144A 8%, 12/15/13 (b)                     98       104,125
                                                                  -----------
                                                                      211,750
                                                                  -----------
OIL & GAS DRILLING--0.3%
  Pride International, Inc. 7.375%, 7/15/14                  60        63,900
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.5%
  Hanover Compressor Co. 8.625%,
    12/15/10                                                100       105,000
  Hanover Compressor Co. 9%, 6/1/14                          25        26,875
  Hornbeck Offshore Services, Inc. Series B
    6.125%, 12/1/14                                          70        69,300
  Key Energy Services, Inc. 6.375%, 5/1/13                   80        77,600
  Offshore Logistic, Inc. 6.125%, 6/15/13                    75        71,625
                                                                  -----------
                                                                      350,400
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Chesapeake Energy Corp. 144A 6.375%,
    6/15/15 (b)                                          $   45   $    44,663
  Exco Resources, Inc. 7.25%, 1/15/11                       150       153,000
  Houston Exploration Co. 7%, 6/15/13                        75        76,500
  KCS Energy, Inc. 7.125%, 4/1/12                           100       101,500
  Pogo Producing Co. 144A 6.625%,
    3/15/15 (b)                                              25        25,125
  Range Resources Corp. 7.375%, 7/15/13                      60        61,500
                                                                  -----------
                                                                      462,288
                                                                  -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
  El Paso Corp. 7%, 5/15/11                                 200       193,000
  El Paso Corp. 7.75%, 1/15/32                               50        47,375
  Ferrellgas Partners LP 6.75%, 5/1/14                      100        98,000
  Williams Cos., Inc. (The) 7.875%, 9/1/21                   75        82,125
                                                                  -----------
                                                                      420,500
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
  Vanguard Health Holdings Co. LLC 9%,
    10/1/14                                                  50        52,875
                                                                  -----------
PACKAGED FOODS & MEATS--1.9%
  Chiquita Brands International, Inc. 7.50%,
    11/1/14                                                  75        75,000
  Del Monte Corp. 8.625%, 12/15/12                           35        38,063
  Dole Foods Co., Inc. 8.875%, 3/15/11                      200       216,000
  Land O'Lakes, Inc. 9%, 12/15/10                            40        43,400
  Pinnacle Foods Holding Corp. 8.25%,
    12/1/13                                                  75        64,500
                                                                  -----------
                                                                      436,963
                                                                  -----------
PAPER PACKAGING--0.4%
  Jefferson Smurfit Corp. 7.50%, 6/1/13                      70        70,000
  Longview Fibre Co. 10%, 1/15/09                            25        27,000
                                                                  -----------
                                                                       97,000
                                                                  -----------
PAPER PRODUCTS--0.8%
  Boise Cascade LLC 144A 7.125%,
    10/15/14 (b)                                             50        50,875
  Bowater, Inc. 6.50%, 6/15/13                               75        71,813
  Buckeye Technologies, Inc. 8%, 10/15/10                    75        74,625
                                                                  -----------
                                                                      197,313
                                                                  -----------
PERSONAL PRODUCTS--1.2%
  Elizabeth Arden, Inc. 7.75%, 1/15/14                      175       181,125
  Playtex Products, Inc. 9.375%, 6/1/11                     100       104,500
                                                                  -----------
                                                                      285,625
                                                                  -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
PHARMACEUTICALS--0.8%
  Alpharma, Inc. 144A 8.625%, 5/1/11 (b)                 $   90   $    89,100
  Warner Chilcott Corp. 144A 8.75%,
    2/1/15 (b)                                               90        90,900
                                                                  -----------
                                                                      180,000
                                                                  -----------
PUBLISHING & PRINTING--0.8%
  Dex Media West LLC/Dex Media West
    Finance Co. Series B 9.875%, 8/15/13                     48        53,760
  Dex Media, Inc. 8%, 11/15/13                               50        52,000
  Houghton Mifflin Co. 8.25%, 2/1/11                         75        76,875
                                                                  -----------
                                                                      182,635
                                                                  -----------
RAILROADS--0.4%
  Union Pacific Corp. 3.625%, 6/1/10                        100        94,262
                                                                  -----------
REITS--0.2%
  Host Marriott LP Series G 9.25%, 10/1/07                   50        53,750
                                                                  -----------
RESTAURANTS--0.3%
  Denny's Corp. 144A 10%, 10/1/12 (b)                        75        79,125
                                                                  -----------
SPECIALTY CHEMICALS--0.8%
  Crompton Corp. 9.875%, 8/1/12                              75        86,250
  PQ Corp. 144A 7.50%, 2/15/13 (b)                           50        49,500
  Rockwood Specialties Group, Inc. 144A
    7.50%, 11/15/14 (b)                                      50        50,250
                                                                  -----------
                                                                      186,000
                                                                  -----------
SPECIALTY STORES--0.2%
  Affinia Group, Inc. 144A 9%, 11/30/14 (b)                  50        46,500
                                                                  -----------
STEEL--0.2%
  Allegheny Ludlum Corp. 6.95%, 12/15/25                     50        49,000
                                                                  -----------
TEXTILES--0.6%
  INVISTA 144A 9.25%, 5/1/12 (b)                            125       138,125
                                                                  -----------
TIRES & RUBBER--0.2%
  Cooper Standard Automotive Corp. 144A
    8.375%, 12/15/14 (b)                                     65        53,138
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--0.6%
  Park-Ohio Industries, Inc. 144A 8.375%,
    11/15/14 (b)                                             75        72,750
  United Rentals North America, Inc. 7.75%,
    11/15/13                                                 60        58,500
                                                                  -----------
                                                                      131,250
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
  Airgate PCS, Inc. 144A 9.375%, 9/1/09 (b)                  25        26,625
  Airgate PCS, Inc. 144A 6.41%,
    10/15/11 (b)(c)                                         105       107,625


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
  Centennial Celluar Operating
    Co./Centennial Communications Corp.
    10.125%, 6/15/13                                     $  125   $   138,750
  Nextel Communications, Inc. 7.375%, 8/1/15                 40        42,450
  Nextel Partners, Inc. 8.125%, 7/1/11                      150       160,125
  Rural Cellular Corp. 9.875%, 2/1/10                        50        50,500
  TeleCorp PCS, Inc. 10.625%, 7/15/10                        58        62,141
  Triton PCS, Inc. 8.75%, 11/15/11                           75        52,687
  Ubiquitel Operating Co. 144A 9.875%,
    3/1/11 (b)                                               80        88,600
  Western Wireless Corp., 9.25%, 7/15/13                     25        28,625
                                                                  -----------
                                                                      758,128
                                                                  -----------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $13,352,548)                                    13,433,704
                                                                  -----------
FOREIGN CORPORATE BONDS(e)--3.0%
CANADA--2.6%
  Ainsworth Lumber Co. Ltd. 144A 7.25%,
    10/1/12 (b)                                             115       113,275
  CHC Helicopter Corp. 7.375%, 5/1/14                        50        48,937
  Harvest Operations Corp. 7.875%, 10/15/11                  25        24,813
  Jean Coutu Group, Inc. 8.50%, 8/1/14                       70        68,338
  Norske Skog Canada Ltd. 7.375%, 3/1/14                    125       121,875
  Nova Chemicals Corp. 6.50%, 1/15/12                        50        51,500
  Novelis, Inc. 144A 7.25%, 2/15/15 (b)                      75        73,875
  Stone Container Finance 7.375%, 7/15/14                    50        49,750
  Tembec Industries, Inc. 7.75%, 3/15/12                     50        45,750
                                                                  -----------
                                                                      598,113
                                                                  -----------
FRANCE--0.3%
  Rhodia SA 8.875%, 6/1/11                                   60        58,650
                                                                  -----------
IRELAND--0.1%
  JSG Funding plc 9.625%, 10/1/12                            25        27,000
                                                                  -----------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $694,589)                                          683,763
                                                                  -----------
DOMESTIC CONVERTIBLE BONDS--12.5%
AEROSPACE & DEFENSE--1.4%
  Alliant Techsystems, Inc. Cv. 2.75%,
    2/15/24                                                 125       138,750
  Armor Holding, Inc. Cv. 2%, 11/1/24 (c)                    75        72,000

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CONVERTIBLE BONDS (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
  Lockheed Martin Cv. 2.54%, 8/15/33 (c)                 $  100   $   105,560
                                                                  -----------
                                                                      316,310
                                                                  -----------
APPLICATION SOFTWARE--0.4%
  Mentor Graphics Corp. Cv. 6.875%,
    6/15/07                                                 100       103,500
                                                                  -----------
BIOTECHNOLOGY--0.7%
  Amylin Pharmaceuticals, Inc. Cv. 2.50%,
    4/15/11                                                  65        57,444
  Celgene Corp. Cv. 1.75%, 6/1/08                            40        60,000
  Invitrogen Corp. Cv. 1.50%, 2/15/24                        50        45,000
                                                                  -----------
                                                                      162,444
                                                                  -----------
BROADCASTING & CABLE TV--0.7%
  Liberty Media Corp. Cv. 3.25%, 3/15/31                    200       170,750
                                                                  -----------
CASINOS & GAMING--0.6%
  International Game Technology Cv. 0%,
    1/29/33                                                 200       128,250
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
  EMC Corp. Cv. 4.50%, 4/1/07                               125       127,031
                                                                  -----------
CONSTRUCTION & ENGINEERING--0.5%
  Fluor Corp.  Cv. 1.50%, 2/15/24                           100       113,000
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
  Agco Corp. Cv. 1.75%, 12/31/33                            125       123,906
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  DST Systems, Inc. Cv. 4.125%, 8/15/23                     100       117,125
                                                                  -----------
DEPARTMENT STORES--0.1%
  Saks, Inc. Cv. 2%, 3/15/24                                 25        26,438
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
  Charles River Associates, Inc. Cv.
    2.875%, 6/15/34                                          25        37,156
                                                                  -----------
HEALTH CARE EQUIPMENT--1.2%
  Fisher Scientific International, Inc. Cv.
    2.50%, 10/1/23                                          150       201,562
  Medtronic, Inc. Cv. 1.25%, 9/15/21                         75        74,813
                                                                  -----------
                                                                      276,375
                                                                  -----------
HEALTH CARE FACILITIES--0.7%
  Lifepoint Hospital Holdings, Inc. Cv.
    4.50%, 6/1/09                                           100       103,125
  Universal Health Services, Inc. Cv.
    0.426%, 6/23/20                                         100        61,500
                                                                  -----------
                                                                      164,625
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
DOMESTIC CONVERTIBLE BONDS (CONTINUED)
HEALTH CARE SERVICES--0.5%
  SFBC International, Inc. Cv. 2.25%,
    8/15/24                                              $  100   $   114,375
                                                                  -----------
HEALTH CARE SUPPLIES--0.4%
  Advanced Medical Optics Cv. 2.50%,
    7/15/24                                                 100        99,750
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.3%
  Hilton Hotels Corp. Cv. 3.375%,
    4/15/23                                                  50        57,875
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.2%
  Morgan Stanley Cv. 1%, 3/30/12(b)                          55        54,656
                                                                  -----------
MOVIES & ENTERTAINMENT--0.7%
  Lions Gate Entertainment Cv. 144A
    3.625%, 3/15/25 (b)                                      30        31,800
  Walt Disney Co. (The) Cv. 2.125%,
    4/15/23                                                 125       137,344
                                                                  -----------
                                                                      169,144
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.0%
  Hanover Compress Co. Cv. 4.75%,
    1/15/14                                                 100       111,250
  Schlumberger Ltd. Cv. 1.50%, 6/1/23                       100       109,250
                                                                  -----------
                                                                      220,500
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
  Quicksilver Resources Cv. 144A
    1.875%, 11/1/24 (b)                                      25        31,375
                                                                  -----------
PHARMACEUTICALS--0.7%
  Watson Pharmaceutical, Inc. Cv.
    1.75%, 3/15/23                                          175       166,250
                                                                  -----------
SEMICONDUCTORS--0.5%
  Cypress Semiconductor Corp. Cv. 1.25%,
    6/15/08                                                  25        26,750
  LSI Logic Corp. Cv. 4%, 5/15/10                           100        90,250
                                                                  -----------
                                                                      117,000
                                                                  -----------
TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $2,951,961)                                      2,897,835
                                                                  -----------
FOREIGN CONVERTIBLE BONDS(e)--2.2%
CANADA--1.3%
  Fairmont Hotels & Resorts, Inc. Cv.
    3.75%, 12/1/23                                          150       163,125
  Placer Dome, Inc. Cv. 2.75%, 10/15/23                     125       133,750
                                                                  -----------
                                                                      296,875
                                                                  -----------

                    PHOENIX-LORD ABBETT BOND DEBENTURE SERIES

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
FOREIGN CONVERTIBLE BONDS (CONTINUED)
UNITED STATES--0.9%
  Teva Pharmaceutical Finance BV Cv.
    0.375%, 11/15/22                                     $   60   $    87,900
  Teva Pharmaceutical Finance LLC Class A Cv.
    0.50%, 2/1/24                                            15        14,925
  Tyco International Group SA Cv. 2.75%,
    1/15/18                                                  75       111,750
                                                                  -----------
                                                                      214,575
                                                                  -----------
TOTAL FOREIGN CONVERTIBLE BONDS
  (Identified cost $451,774)                                          511,450
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--4.9%
ADVERTISING--0.4%
  Interpublic Group of Cos., Inc. Series A
    Cv. Pfd 5.375%                                        2,000        90,940
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.2%
  Ford Motor Co. Cv. Pfd. 6.50%                           1,000        45,340
                                                                  -----------
BROADCASTING & CABLE TV--0.3%
  Sinclair Broadcasting Group, Inc. Series D
    Cv. Pfd. 6% (d)                                       1,500        61,875
                                                                  -----------
DISTILLERS & VINTNERS--0.7%
  Constellation Brands, Inc. Series A Cv.
    Pfd. 5.75%                                            4,000       161,640
                                                                  -----------
ELECTRIC UTILITIES--0.6%
  FPL Group, Inc. Cv. Pfd. 8%                             2,000       124,020
  PNM Resources, Inc. Cv. Pfd 6.75%                         150         7,470
                                                                  -----------
                                                                      131,490
                                                                  -----------
FOOD RETAIL--0.5%
  Albertson's, Inc. Cv. Pfd. 7.25%                        5,000       113,100
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
  CMS Energy Cv. Pfd. 4.50%                               1,000        74,000
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
  Chesapeake Energy Corp. Cv. Pfd.
    4.125%                                                  225       324,309
                                                                  -----------


                                                         SHARES      VALUE
                                                         ------   -----------
DOMESTIC CONVERTIBLE PREFERRED STOCKS (CONTINUED)
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
  Williams Cos, Inc. Cv. Pfd. 5.50%                         800   $    72,600
                                                                  -----------
PHARMACEUTICALS--0.2%
  Schering-Plough Corp. Cv. Pfd. 6%                       1,200        60,360
                                                                  -----------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
  (Identified cost $1,010,205)                                      1,135,654
                                                                  -----------
FOREIGN CONVERTIBLE PREFERRED STOCKS(e)--0.3%
PROPERTY & CASUALTY INSURANCE--0.1%
  XL Capial Ltd. Cv. Pfd. 6.50% (Bermuda)                 1,000        23,950
                                                                  -----------
REGIONAL BANKS--0.2%
  Marshall & Ilsley Corp. Cv. Pfd. 6.50%
    (United States)                                       2,000        53,220
                                                                  -----------
TOTAL FOREIGN CONVERTIBLE PREFERRED STOCKS
  (Identified cost $80,806)                                            77,170
                                                                  -----------
DOMESTIC COMMON STOCKS--0.2%
COMMUNICATIONS EQUIPMENT--0.2%
  Avaya, Inc. (d)                                         3,744        43,730
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $58,239)                                            43,730
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--86.4%
  (Identified cost $19,862,070)                                    20,039,815
                                                                  -----------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--11.6%
FEDERAL AGENCY SECURITIES--11.6%
  FHLB 2.40%, 4/1/05                                     $2,682     2,682,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,682,000)                                      2,682,000
                                                                  -----------

TOTAL INVESTMENTS--98.0%
  (Identified cost $22,544,070)                                    22,721,815(a)
  Other assets and liabilities, net--2.0%                             467,304
                                                                  -----------
NET ASSETS--100.0%                                                $23,189,119
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $634,137 and gross depreciation of $478,511 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $22,566,189.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $3,113,076 or 13.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Non-income producing.
(e) Foreign Corporate Bonds, Foreign Convertible Bonds and Foreign Convertible Preferred Stocks are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in
    Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--88.2%
AEROSPACE & DEFENSE--0.7%
  Honeywell International, Inc.                          17,800   $   662,338
                                                                  -----------
AGRICULTURAL PRODUCTS--0.3%
  Archer-Daniels-Midland Co.                             12,717       312,584
                                                                  -----------
AIR FREIGHT & COURIERS--0.9%
  United Parcel Service, Inc. Class B                    12,200       887,428
                                                                  -----------
ALUMINUM--1.1%
  Alcoa, Inc.                                            36,430     1,108,108
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.6%
  Bank of New York Co., Inc. (The)                       43,682     1,268,962
  Mellon Financial Corp.                                 44,694     1,275,567
                                                                  -----------
                                                                    2,544,529
                                                                  -----------
BIOTECHNOLOGY--0.6%
  MedImmune, Inc.                                        23,700       564,297
                                                                  -----------
BROADCASTING & CABLE TV--2.5%
  Clear Channel Communications, Inc.                     16,861       581,198
  Comcast Corp. Special Class A (b)                      53,962     1,802,331
                                                                  -----------
                                                                    2,383,529
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.6%
  Motorola, Inc.                                        102,120     1,528,736
                                                                  -----------
COMPUTER HARDWARE--1.1%
  Apple Computer, Inc. (b)                               10,564       440,202
  Hewlett-Packard Co.                                    29,500       647,230
                                                                  -----------
                                                                    1,087,432
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.0%
  EMC Corp. (b)                                          81,015       998,105
                                                                  -----------
CONSTRUCTION & ENGINEERING--0.1%
  Fluor Corp.                                               900        49,887
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.6%
  Caterpillar, Inc.                                       9,323       853,410
  Deere & Co.                                            39,071     2,622,836
                                                                  -----------
                                                                    3,476,246
                                                                  -----------
CONSUMER FINANCE--0.4%
  MBNA Corp.                                             17,410       427,170
                                                                  -----------
DEPARTMENT STORES--0.2%
  Federated Department Stores, Inc.                       2,300       146,372
                                                                  -----------
DIVERSIFIED BANKS--2.8%
  Bank of America Corp.                                  22,212       979,549
  U.S. Bancorp                                           13,544       390,338
  Wachovia Corp.                                         15,640       794,654
  Wells Fargo & Co.                                       9,740       582,452
                                                                  -----------
                                                                    2,746,993
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS--2.4%
  Dow Chemical Co. (The)                                  3,650   $   179,460
  Du Pont (E.I.) de Nemours & Co.                        42,691     2,187,487
                                                                  -----------
                                                                    2,366,947
                                                                  -----------
DRUG RETAIL--0.8%
  CVS Corp.                                              15,000       789,300
                                                                  -----------
ELECTRIC UTILITIES--0.7%
  PG&E Corp.                                              4,700       160,270
  Progress Energy, Inc.                                  13,214       554,327
                                                                  -----------
                                                                      714,597
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
  Emerson Electric Co.                                   11,501       746,760
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.4%
  Solectron Corp. (b)                                   107,764       373,941
                                                                  -----------
ENVIRONMENTAL SERVICES--0.8%
  Waste Management, Inc.                                 26,639       768,535
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Monsanto Co.                                           11,534       743,943
                                                                  -----------
FOOD RETAIL--1.4%
  Kroger Co. (The) (b)                                   82,470     1,321,994
                                                                  -----------
FOOTWEAR--1.0%
  NIKE, Inc. Class B                                     11,408       950,400
                                                                  -----------
GENERAL MERCHANDISE STORES--0.2%
  Target Corp.                                            3,730       186,575
                                                                  -----------
GOLD--1.8%
  Newmont Mining Corp.                                   41,711     1,762,290
                                                                  -----------
HEALTH CARE DISTRIBUTORS--1.3%
  Cardinal Health, Inc.                                  22,600     1,261,080
                                                                  -----------
HEALTH CARE EQUIPMENT--1.6%
  Baxter International, Inc.                             42,017     1,427,738
  Guidant Corp.                                           2,200       162,580
                                                                  -----------
                                                                    1,590,318
                                                                  -----------
HOUSEHOLD PRODUCTS--1.8%
  Clorox Co. (The)                                       12,000       755,880
  Kimberly-Clark Corp.                                   15,000       985,950
                                                                  -----------
                                                                    1,741,830
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.6%
  Newell Rubbermaid, Inc.                                25,247       553,919
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--0.6%
  Wal-Mart Stores, Inc.                                  12,500       626,375
                                                                  -----------
INDUSTRIAL CONGLOMERATES--3.1%
  General Electric Co.                                   82,400     2,971,344
                                                                  -----------

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES--1.1%
  Praxair, Inc.                                          22,947   $ 1,098,196
                                                                  -----------
INDUSTRIAL MACHINERY--2.9%
  Eaton Corp.                                            19,967     1,306,300
  Illinois Tool Works, Inc.                               4,429       396,528
  Pall Corp.                                              3,600        97,632
  Parker Hannifin Corp.                                  17,057     1,039,112
                                                                  -----------
                                                                    2,839,572
                                                                  -----------
INTEGRATED OIL & GAS--6.3%
  Exxon Mobil Corp.                                     103,071     6,143,032
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
  SBC Communications, Inc.                               41,100       973,659
  Sprint Corp.                                           12,400       282,100
  Verizon Communications, Inc.                           46,937     1,666,263
                                                                  -----------
                                                                    2,922,022
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--2.0%
  Goldman Sachs Group, Inc. (The)                         6,300       692,937
  Merrill Lynch & Co., Inc.                              28,518     1,263,199
                                                                  -----------
                                                                    1,956,136
                                                                  -----------
MANAGED HEALTH CARE--1.1%
  CIGNA Corp.                                            11,500     1,026,950
                                                                  -----------
MOVIES & ENTERTAINMENT--2.3%
  Viacom, Inc. Class B                                   14,389       501,169
  Walt Disney Co. (The)                                  61,711     1,772,957
                                                                  -----------
                                                                    2,274,126
                                                                  -----------
MULTI-LINE INSURANCE--1.9%
  American International Group, Inc.                     20,904     1,158,291
  Hartford Financial Services Group, Inc.
    (The)                                                 9,900       678,744
                                                                  -----------
                                                                    1,837,035
                                                                  -----------
OFFICE ELECTRONICS--1.4%
  Xerox Corp. (b)                                        89,947     1,362,697
                                                                  -----------
OIL & GAS DRILLING--0.4%
  GlobalSantaFe Corp.                                     9,200       340,768
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--3.2%
  Baker Hughes, Inc.                                     29,530     1,313,790
  Schlumberger Ltd.                                      25,494     1,796,817
                                                                  -----------
                                                                    3,110,607
                                                                  -----------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
  El Paso Corp.                                          18,600       196,788
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
  Citigroup, Inc.                                        32,575     1,463,920
  JPMorgan Chase & Co.                                   62,788     2,172,465
                                                                  -----------
                                                                    3,636,385
                                                                  -----------
PACKAGED FOODS & MEATS--3.6%
  Campbell Soup Co.                                      10,200       296,004


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
  Heinz (H.J.) Co.                                       18,700   $   688,908
  Kellogg Co.                                             9,122       394,709
  Kraft Foods, Inc. Class A                              64,900     2,144,945
                                                                  -----------
                                                                    3,524,566
                                                                  -----------
PAPER PRODUCTS--2.2%
  International Paper Co.                                57,084     2,100,120
                                                                  -----------
PERSONAL PRODUCTS--0.9%
  Gillette Co. (The)                                     16,897       852,961
                                                                  -----------
PHARMACEUTICALS--6.2%
  Bristol-Myers Squibb Co.                               26,100       664,506
  Merck & Co., Inc.                                      29,187       944,783
  Pfizer, Inc.                                           56,200     1,476,374
  Schering-Plough Corp.                                  50,702       920,241
  Wyeth                                                  46,688     1,969,300
                                                                  -----------
                                                                    5,975,204
                                                                  -----------
PUBLISHING & PRINTING--1.0%
  Tribune Co.                                            23,960       955,285
                                                                  -----------
RAILROADS--1.6%
  CSX Corp.                                              11,751       489,429
  Union Pacific Corp.                                    15,247     1,062,716
                                                                  -----------
                                                                    1,552,145
                                                                  -----------
REGIONAL BANKS--0.4%
  Marshall & Ilsley Corp.                                 8,200       341,350
                                                                  -----------
SEMICONDUCTORS--0.3%
  Texas Instruments, Inc.                                10,701       272,768
                                                                  -----------
SOFT DRINKS--1.6%
  PepsiCo, Inc.                                          30,019     1,591,908
                                                                  -----------
SYSTEMS SOFTWARE--1.2%
  Microsoft Corp.                                        49,900     1,206,083
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $77,522,421)                                    85,510,606
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--7.0%
DISTILLERS & VINTNERS--0.4%
  Diageo plc ADR (United Kingdom)                         6,200       352,780
                                                                  -----------
DIVERSIFIED BANKS--0.2%
  Mitsubishi Tokyo Financial Group,
    Inc. ADR (Japan)                                     23,700       205,005
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Potash Corp. of Saskatchewan, Inc.
    (United States)                                       8,636       755,736
                                                                  -----------
GOLD--0.4%
  Barrick Gold Corp. (Canada)                            14,200       340,232
                                                                  -----------
INDUSTRIAL CONGLOMERATES--1.6%
  Tyco International Ltd. (United States)                46,201     1,561,594
                                                                  -----------

                   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
FOREIGN  COMMON STOCKS (CONTINUED)
PHARMACEUTICALS--2.7%
  GlaxoSmithKline plc ADR (United
    Kingdom)                                             19,100   $   877,072
  Novartis AG ADR (Switzerland)                          37,400     1,749,572
                                                                  -----------
                                                                    2,626,644
                                                                  -----------
RAILROADS--0.9%
  Canadian National Railway Co. (Canada)                 14,460       915,463
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,606,215)                                     66,757,454
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--95.2%
  (Identified cost $83,128,636)                                    92,268,060
                                                                  -----------

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--8.8%
FEDERAL AGENCY SECURITIES--8.8%
  FHLB 2.40%, 4/1/05                                     $8,553     8,553,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $8,553,000)                                      8,553,000
                                                                  -----------

TOTAL INVESTMENTS--104.0%
  (Identified cost $91,681,636)                                   100,821,060(a)
  Other assets and liabilities, net--(4.0)%                        (3,845,582)
                                                                  -----------
NET ASSETS--100.0%                                                $96,975,478
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,608,524 and gross depreciation of $2,397,188 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $90,609,724.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--90.8%
ADVERTISING--2.6%
  Donnelley (R.H.) Corp. (b)                              5,600   $   325,304
  Interpublic Group of Cos., Inc. (The) (b)              37,700       462,956
                                                                  -----------
                                                                      788,260
                                                                  -----------
AGRICULTURAL PRODUCTS--1.9%
  Archer-Daniels-Midland Co.                             23,900       587,462
                                                                  -----------
APPAREL RETAIL--2.8%
  Foot Locker, Inc.                                      21,900       641,670
  Payless ShoeSource, Inc. (b)                           13,300       210,007
                                                                  -----------
                                                                      851,677
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Hilfiger (Tommy) Corp. (b)                             22,700       265,590
                                                                  -----------
APPLICATION SOFTWARE--1.6%
  Cadence Design Systems, Inc. (b)                       33,300       497,835
                                                                  -----------
AUTO PARTS & EQUIPMENT--1.5%
  Dana Corp.                                             35,500       454,045
                                                                  -----------
BROADCASTING & CABLE TV--1.0%
  Westwood One, Inc. (b)                                 14,300       291,005
                                                                  -----------
COMMERCIAL PRINTING--1.9%
  Donnelley (R.R.) & Sons Co.                            18,389       581,460
                                                                  -----------
COMMUNICATIONS EQUIPMENT--1.0%
  Avaya, Inc. (b)                                        26,100       304,848
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
  Cummins, Inc.                                           5,500       386,925
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
  Computer Sciences Corp. (b)                             6,600       302,610
  Sabre Holdings Corp. Class A                           10,400       227,552
                                                                  -----------
                                                                      530,162
                                                                  -----------
DEPARTMENT STORES--1.9%
  Federated Department Stores, Inc.                       3,300       210,012
  May Department Stores Co. (The)                        10,200       377,604
                                                                  -----------
                                                                      587,616
                                                                  -----------
DISTRIBUTORS--2.2%
  Genuine Parts Co.                                      15,400       669,746
                                                                  -----------
DIVERSIFIED CHEMICALS--2.7%
  Eastman Chemical Co.                                   14,100       831,900
                                                                  -----------
ELECTRIC UTILITIES--3.2%
  Ameren Co.                                             11,400       558,714
  Northeast Utilities                                    21,200       408,524
                                                                  -----------
                                                                      967,238
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
  Hubbell, Inc. Class B                                  11,400       582,540
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS--3.8%
  Monsanto Co.                                            9,500   $   612,750
  Mosaic Co. (The) (b)                                   32,800       559,568
                                                                  -----------
                                                                    1,172,318
                                                                  -----------
FOOD RETAIL--1.4%
  Albertson's, Inc.                                       6,800       140,420
  Safeway, Inc. (b)                                       9,700       179,741
  SUPERVALU, Inc.                                         3,300       110,055
                                                                  -----------
                                                                      430,216
                                                                  -----------
GAS UTILITIES--2.2%
  NiSource, Inc.                                         21,300       485,427
  Southwest Gas Corp.                                     7,800       188,448
                                                                  -----------
                                                                      673,875
                                                                  -----------
HEALTH CARE SERVICES--1.1%
  Caremark Rx, Inc. (b)                                   8,300       330,174
                                                                  -----------
HEALTH CARE SUPPLIES--1.8%
  Bausch & Lomb, Inc.                                     7,500       549,750
                                                                  -----------
HOME FURNISHINGS--1.3%
  Leggett & Platt, Inc.                                  13,400       386,992
                                                                  -----------
HOUSEHOLD APPLIANCES--1.4%
  Snap-on, Inc.                                          13,600       432,344
                                                                  -----------
HOUSEWARES & SPECIALTIES--2.6%
  American Greetings Corp. Class A                       13,000       331,240
  Newell Rubbermaid, Inc.                                14,400       315,936
  Tupperware Corp.                                        7,200       146,592
                                                                  -----------
                                                                      793,768
                                                                  -----------
INDUSTRIAL MACHINERY--1.7%
  Timken Co. (The)                                       19,400       530,396
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
  CenturyTel, Inc.                                        9,600       315,264
                                                                  -----------
LIFE & HEALTH INSURANCE--1.7%
  Conseco, Inc. (b)                                      19,200       392,064
  Lincoln National Corp.                                  3,100       139,934
                                                                  -----------
                                                                      531,998
                                                                  -----------
MANAGED HEALTH CARE--2.1%
  Aetna, Inc.                                             8,700       652,065
                                                                  -----------
METAL & GLASS CONTAINERS--3.9%
  Ball Corp.                                             13,900       576,572
  Pactiv Corp. (b)                                       26,900       628,115
                                                                  -----------
                                                                    1,204,687
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
  CMS Energy Corp. (b)                                   34,100       444,664

                    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
MULTI-UTILITIES & UNREGULATED POWER (CONTINUED)
  Puget Energy, Inc.                                      5,800   $   127,832
                                                                  -----------
                                                                      572,496
                                                                  -----------
OIL & GAS DRILLING--3.9%
  GlobalSantaFe Corp.                                    16,500       611,160
  Pride International, Inc. (b)                          23,000       571,320
                                                                  -----------
                                                                    1,182,480
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.5%
  Halliburton Co.                                        18,000       778,500
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  EOG Resources, Inc.                                    12,600       614,124
                                                                  -----------
PACKAGED FOODS & MEATS--1.0%
  Dean Foods Co. (b)                                      9,200       315,560
                                                                  -----------
PAPER PRODUCTS--4.6%
  Bowater, Inc.                                           6,500       244,855
  Georgia-Pacific Corp.                                  17,995       638,643
  MeadWestvaco Corp.                                     16,000       509,120
                                                                  -----------
                                                                    1,392,618
                                                                  -----------
PHARMACEUTICALS--2.2%
  King Pharmaceuticals, Inc. (b)                         39,500       328,245
  Mylan Laboratories, Inc.                               19,175       339,781
                                                                  -----------
                                                                      668,026
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--2.3%
  SAFECO Corp.                                           14,700       716,037
                                                                  -----------
REINSURANCE--1.7%
  Everest Re Group Ltd.                                   6,100       519,171
                                                                  -----------
REITS--2.9%
  Health Care Property Investors, Inc.                    4,000        93,880
  Healthcare Realty Trust, Inc.                           7,600       276,944
  Host Marriott Corp.                                    31,200       516,672
                                                                  -----------
                                                                      887,496
                                                                  -----------
RESTAURANTS--1.6%
  Brinker International, Inc. (b)                         9,000       325,980
  Yum! Brands, Inc.                                       3,200       165,792
                                                                  -----------
                                                                      491,772
                                                                  -----------
SPECIALTY CHEMICALS--1.6%
  Crompton Corp.                                         32,900       480,340
                                                                  -----------
SPECIALTY STORES--1.0%
  OfficeMax, Inc.                                         9,300       311,550
                                                                  -----------
SYSTEMS SOFTWARE--2.6%
  McAfee, Inc. (b)                                       20,100       453,456


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE (CONTINUED)
  Sybase, Inc. (b)                                       18,400   $   339,664
                                                                  -----------
                                                                      793,120
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--1.2%
  PMI Group, Inc. (The)                                  10,000       380,100
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--1.7%
  Grainger (W.W.), Inc.                                   8,500       529,295
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $22,729,070)                                    27,814,841
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--5.8%
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  CNH Global NV (Italy)                                  10,120       190,155
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
  Potash Corp. of Saskatchewan, Inc.
    (United States)                                       6,100       533,811
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.7%
  ACE Ltd. (United States)                                2,200        90,794
  XL Capital Ltd. Class A (United States)                 6,100       441,457
                                                                  -----------
                                                                      532,251
                                                                  -----------
REINSURANCE--1.7%
  PartnerRe Ltd. (Bermuda)                                7,900       510,340
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,390,927)                                      1,766,557
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.6%
  (Identified cost $24,119,997)                                    29,581,398
                                                                  -----------

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--3.8%
COMMERCIAL PAPER--3.8%
  FHLB 2.40%, 4/1/05                                     $1,175     1,175,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,175,000)                                      1,175,000
                                                                  -----------

TOTAL INVESTMENTS--100.4%
  (Identified cost $25,294,997)                                    30,756,398(a)
  Other assets and liabilities, net--(0.4)%                          (117,919)
                                                                  -----------
NET ASSETS--100.0%                                                $30,638,479
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,149,106 and gross depreciation of $721,667 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $25,328,959.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--99.1%
AEROSPACE & DEFENSE--13.7%
  Boeing Co. (The)                                       20,384   $ 1,191,649
  Honeywell International, Inc.                          20,384       758,489
  United Technologies Corp.                              20,384     2,072,237
                                                                  -----------
                                                                    4,022,375
                                                                  -----------
ALUMINUM--2.1%
  Alcoa, Inc.                                            20,384       619,470
                                                                  -----------
AUTOMOBILE MANUFACTURERS--2.0%
  General Motors Corp.                                   20,384       599,086
                                                                  -----------
COMPUTER HARDWARE--7.9%
  Hewlett-Packard Co.                                    20,384       447,225
  International Business Machines Corp. (b)              20,384     1,862,690
                                                                  -----------
                                                                    2,309,915
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--6.4%
  Caterpillar, Inc.                                      20,384     1,863,913
                                                                  -----------
CONSUMER FINANCE--3.6%
  American Express Co.                                   20,384     1,047,126
                                                                  -----------
DIVERSIFIED CHEMICALS--3.6%
  Du Pont (E.I.) de Nemours & Co.                        20,384     1,044,476
                                                                  -----------
HOME IMPROVEMENT RETAIL--2.7%
  Home Depot, Inc. (The)                                 20,384       779,484
                                                                  -----------
HOUSEHOLD PRODUCTS--3.7%
  Procter & Gamble Co. (The)                             20,384     1,080,352
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--3.5%
  Wal-Mart Stores, Inc.                                  20,384     1,021,442
                                                                  -----------
INDUSTRIAL CONGLOMERATES--8.5%
  3M Co.                                                 20,384     1,746,705
  General Electric Co.                                   20,384       735,047
                                                                  -----------
                                                                    2,481,752
                                                                  -----------
INTEGRATED OIL & GAS--4.1%
  Exxon Mobil Corp.                                      20,384     1,214,887
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.1%
  SBC Communications, Inc.                               20,384       482,897
  Verizon Communications, Inc.                           20,384       723,632
                                                                  -----------
                                                                    1,206,529
                                                                  -----------
MOVIES & ENTERTAINMENT--2.0%
  Walt Disney Co. (The)                                  20,384       585,632
                                                                  -----------
MULTI-LINE INSURANCE--3.9%
  American International Group, Inc.                     20,384     1,129,478
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--5.5%
  Citigroup, Inc.                                        20,384       916,057


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  JPMorgan Chase & Co.                                   20,384   $   705,286
                                                                  -----------
                                                                    1,621,343
                                                                  -----------
PHARMACEUTICALS--8.8%
  Johnson & Johnson                                      20,384     1,368,989
  Merck & Co., Inc.                                      20,384       659,830
  Pfizer, Inc.                                           20,384       535,488
                                                                  -----------
                                                                    2,564,307
                                                                  -----------
RESTAURANTS--2.2%
  McDonald's Corp.                                       20,384       634,758
                                                                  -----------
SEMICONDUCTORS--1.6%
  Intel Corp.                                            20,384       473,520
                                                                  -----------
SOFT DRINKS--2.9%
  Coca-Cola Co. (The)                                    20,384       849,401
                                                                  -----------
SYSTEMS SOFTWARE--1.7%
  Microsoft Corp.                                        20,384       492,681
                                                                  -----------
TOBACCO--4.6%
  Altria Group, Inc.                                     20,384     1,332,910
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $27,584,177)                                    28,974,837
                                                                  -----------
EXCHANGE TRADED FUNDS--0.4%
  DIAMONDS Trust, Series I                                1,129       118,522
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $119,793)                                          118,522
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--99.5%
  (Identified cost $27,703,970)                                    29,093,359
                                                                  -----------

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--0.6%
U.S. TREASURY BILLS--0.2%
  U.S. Treasury Bill 2.60%,
    7/14/05 (b)                                              55        54,564
                                                                  -----------
REPURCHASE AGREEMENTS--0.4%
  State Street Bank & Trust Co.
    repurchase agreement 0.75% dated
    3/31/05, due 4/1/05 repurchase
    price $118,002, collateralized
    by U.S. Treasury Bond 5.25%,
    11/15/28 market value $123,090                          118       118,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $172,554)                                          172,564
                                                                  -----------

                         PHOENIX-NORTHERN DOW 30 SERIES

TOTAL INVESTMENTS--100.1%
  (Identified cost $27,876,524)                                    29,265,923(a)
  Other assets and liabilities, net--(0.1)%                           (30,826)
                                                                  -----------
NET ASSETS--100.0%                                                $29,235,097
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,406,001 and gross depreciation of $2,851,381 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $28,711,303.
(b) All or a portion segregated as collateral for futures contracts.

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--95.4%
ADVERTISING--0.3%
  Lamar Advertising Co. Class A (b)                       1,570   $    63,255
                                                                  -----------
AIR FREIGHT & COURIERS--0.8%
  Expeditors International of Washington,
    Inc.                                                  1,933       103,512
  Robinson (C.H.) Worldwide, Inc.                         1,557        80,232
                                                                  -----------
                                                                      183,744
                                                                  -----------
ALTERNATIVE CARRIERS--0.1%
  Level 3 Communications, Inc. (b)                       12,497        25,744
                                                                  -----------
APPAREL RETAIL--0.3%
  Ross Stores, Inc.                                       2,668        77,746
                                                                  -----------
APPLICATION SOFTWARE--3.0%
  Autodesk, Inc.                                          4,414       131,361
  BEA Systems, Inc. (b)                                   6,886        54,881
  Citrix Systems, Inc. (b)                                3,715        88,491
  Intuit, Inc. (b)                                        4,311       188,692
  Mercury Interactive Corp. (b)                           1,663        78,793
  Siebel Systems, Inc.                                   11,004       100,467
  Synopsys, Inc. (b)                                      2,471        44,725
                                                                  -----------
                                                                      687,410
                                                                  -----------
BIOTECHNOLOGY--8.2%
  Amgen, Inc. (b)                                        10,840       630,996
  Biogen Idec, Inc. (b)                                   6,693       230,975
  Chiron Corp. (b)                                        4,824       169,130
  Genzyme Corp. (b)                                       5,758       329,588
  Gilead Sciences, Inc. (b)                               7,869       281,710
  Invitrogen Corp. (b)                                      894        61,865
  MedImmune, Inc.                                         4,913       116,979
  Millennium Pharmaceuticals, Inc. (b)                    6,208        52,271
                                                                  -----------
                                                                    1,873,514
                                                                  -----------
BROADCASTING & CABLE TV--4.9%
  Comcast Corp. Class A (b)                              17,575       593,683
  EchoStar Communications Corp. Class A                   4,117       120,422
  Liberty Media International, Inc. Class A (b)           3,211       140,449
  Sirius Satellite Radio, Inc. (b)                       25,246       141,883
  XM Satellite Radio Holdings, Inc. Class A (b)           4,015       126,473
                                                                  -----------
                                                                    1,122,910
                                                                  -----------
CASINOS & GAMING--0.6%
  Wynn Resorts Ltd. (b)                                   1,973       133,651
                                                                  -----------
COMMUNICATIONS EQUIPMENT--10.7%
  Cisco Systems, Inc. (b)                                42,627       762,597
  Comverse Technology, Inc. (b)                           3,788        95,533
  JDS Uniphase Corp. (b)                                 30,352        50,688


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
  Juniper Networks, Inc. (b)                              6,596   $   145,508
  QUALCOMM, Inc.                                         36,639     1,342,819
  Tellabs, Inc. (b)                                       4,878        35,610
                                                                  -----------
                                                                    2,432,755
                                                                  -----------
COMPUTER HARDWARE--7.2%
  Apple Computer, Inc. (b)                               21,038       876,654
  Dell, Inc. (b)                                         16,698       641,537
  Sun Microsystems, Inc. (b)                             27,122       109,573
                                                                  -----------
                                                                    1,627,764
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.5%
  Network Appliance, Inc. (b)                             7,067       195,473
  QLogic Corp. (b)                                        1,728        69,984
  SanDisk Corp. (b)                                       2,759        76,700
                                                                  -----------
                                                                      342,157
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
  PACCAR, Inc.                                            3,594       260,170
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
  Fiserv, Inc. (b)                                        4,469       177,866
  Paychex, Inc.                                           6,625       217,433
                                                                  -----------
                                                                      395,299
                                                                  -----------
DEPARTMENT STORES--1.7%
  Sears Holdings Corp. (b)                                2,970       395,515
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--0.7%
  Cintas Corp.                                            3,803       157,102
                                                                  -----------
EDUCATION SERVICES--1.4%
  Apollo Group, Inc. Class A                              3,437       254,544
  Career Education Corp. (b)                              1,924        65,916
                                                                  -----------
                                                                      320,460
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  American Power Conversion Corp.                         3,549        92,664
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.5%
  Molex, Inc.                                             1,824        48,081
  Sanmina-SCI Corp. (b)                                  10,313        53,834
                                                                  -----------
                                                                      101,915
                                                                  -----------
FOOD RETAIL--0.5%
  Whole Foods Market, Inc.                                1,167       119,186
                                                                  -----------
GENERAL MERCHANDISE STORES--0.3%
  Dollar Tree Stores, Inc.                                2,005        57,604
                                                                  -----------
HEALTH CARE DISTRIBUTORS--0.5%
  Patterson Cos., Inc. (b)                                2,432       121,478
                                                                  -----------
HEALTH CARE EQUIPMENT--1.0%
  Biomet, Inc.                                            6,280       227,964
                                                                  -----------

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES--0.8%
  Express Scripts, Inc. (b)                               1,209   $   105,413
  Lincare Holdings, Inc. (b)                              1,786        78,995
                                                                  -----------
                                                                      184,408
                                                                  -----------
HEALTH CARE SUPPLIES--0.4%
  DENTSPLY International, Inc.                            1,430        77,806
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--1.3%
  Electronic Arts, Inc. (b)                               5,730       296,699
                                                                  -----------
HOMEFURNISHING RETAIL--1.2%
  Bed Bath & Beyond, Inc. (b)                             7,512       274,488
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--0.9%
  Costco Wholesale Corp.                                  4,593       202,919
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  MCI, Inc.                                               6,460       160,983
  NTL, Inc. (b)                                           1,765       112,378
                                                                  -----------
                                                                      273,361
                                                                  -----------
INTERNET RETAIL--5.1%
  Amazon.com, Inc. (b)                                    5,021       172,070
  eBay, Inc. (b)                                         18,513       689,794
  IAC/InterActiveCorp. (b)                               13,234       294,721
                                                                  -----------
                                                                    1,156,585
                                                                  -----------
INTERNET SOFTWARE & SERVICES--2.4%
  VeriSign, Inc. (b)                                      4,409       126,539
  Yahoo!, Inc. (b)                                       12,288       416,563
                                                                  -----------
                                                                      543,102
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.5%
  Cognizant Technology Solutions Corp. (b)                2,392       110,510
                                                                  -----------
MOVIES & ENTERTAINMENT--0.5%
  Pixar, Inc. (b)                                         1,073       104,671
                                                                  -----------
PAPER PACKAGING--0.3%
  Smurfit-Stone Container Corp. (b)                       4,594        71,069
                                                                  -----------
RESTAURANTS--2.3%
  Starbucks Corp. (b)                                    10,256       529,825
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--2.7%
  Applied Materials, Inc. (b)                            15,921       258,716
  KLA-Tencor Corp.                                        4,396       202,260
  Lam Research Corp. (b)                                  2,662        76,825
  Novellus Systems, Inc. (b)                              2,630        70,300
                                                                  -----------
                                                                      608,101
                                                                  -----------
SEMICONDUCTORS--10.0%
  Altera Corp. (b)                                        9,665       191,174
  Broadcom Corp. Class A (b)                              4,599       137,602
  Intel Corp.                                            40,248       934,961
  Intersil Corp. Class A                                  2,805        48,583
  Linear Technology Corp.                                 7,576       290,236
  Maxim Integrated Products, Inc.                         8,450       345,351


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
  Microchip Technology, Inc.                              3,180   $    82,712
  Xilinx, Inc.                                            8,534       249,449
                                                                  -----------
                                                                    2,280,068
                                                                  -----------
SPECIALTY CHEMICALS--0.3%
  Sigma-Aldrich Corp.                                     1,224        74,970
                                                                  -----------
SPECIALTY STORES--1.2%
  PETsMART, Inc.                                          2,667        76,676
  Staples, Inc.                                           6,141       193,012
                                                                  -----------
                                                                      269,688
                                                                  -----------
SYSTEMS SOFTWARE--12.9%
  Adobe Systems, Inc.                                     4,418       296,757
  Microsoft Corp. (c)                                    69,118     1,670,582
  Oracle Corp. (b)                                       40,213       501,858
  Symantec Corp. (b)                                     13,695       292,115
  VERITAS Software Corp. (b)                              7,982       185,342
                                                                  -----------
                                                                    2,946,654
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--0.4%
  CDW Corp.                                               1,595        90,405
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
  Fastenal Co.                                            1,339        74,060
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
  Nextel Communications, Inc. Class A (b)                25,809       733,492
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $19,525,793)                                    21,722,888
                                                                  -----------
FOREIGN  COMMON STOCKS(d)--5.3%
COMMUNICATIONS EQUIPMENT--1.5%
  Research In Motion Ltd. (United States) (b)             3,490       266,706
  Telefonaktiebolaget LM Ericsson ADR
    (Sweden)                                              3,044        85,841
                                                                  -----------
                                                                      352,547
                                                                  -----------
CONSUMER ELECTRONICS--0.4%
  Garmin Ltd. (United States)                             1,851        85,738
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Flextronics International Ltd. (Singapore) (b)         11,324       136,341
                                                                  -----------
PHARMACEUTICALS--1.1%
  Teva Pharmaceutical Industries Ltd. ADR
    (United States)                                       8,433       261,423
                                                                  -----------
SEMICONDUCTORS--1.2%
  ATI Technologies, Inc. (Canada) (b)                     4,570        78,878
  Marvell Technology Group Ltd.
    (Bermuda) (b)                                         4,824       184,952
                                                                  -----------
                                                                      263,830
                                                                  -----------

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
FOREIGN  COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE--0.5%
  Check Point Software Technologies Ltd.
    (United States) (b)                                   4,695   $   102,069
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $950,336)                                        1,201,948
                                                                  -----------
EXCHANGE TRADED FUNDS--0.2%
  Nasdaq-100 Shares Index Tracking Stock                  1,347        49,233
                                                                  -----------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $49,669)                                            49,233
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--100.9%
  (Identified cost $20,525,798)                                    22,974,069
                                                                  -----------

                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------   -----------
SHORT-TERM INVESTMENTS--0.5%
COMMERCIAL PAPER--0.5%
  U.S. Treasury Bill 2.60%, 7/14/05 (c)                    $120       119,090
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $119,028)                                          119,090
                                                                  -----------

TOTAL INVESTMENTS--101.4%
  (Identified cost $20,644,826)                                    23,093,159(a)
  Other assets and liabilities, net--(1.4)%                          (320,786)
                                                                  -----------
NET ASSETS--100.0%                                                $22,772,373
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,368,688 and gross depreciation of $1,888,569 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $21,613,040.
(b) Non-income producing.
(c) All or a portion segregated as collateral for futures contracts.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                     --------    ------------
  DOMESTIC COMMON STOCKS--95.7%
  AEROSPACE & DEFENSE--1.9%
    Goodrich Corp.                                     15,300    $    585,837
    Moog, Inc. Class A (b)                             34,600       1,563,920
                                                                 ------------
                                                                    2,149,757
                                                                 ------------
  AGRICULTURAL PRODUCTS--0.9%
   Corn Products International, Inc.                   40,000       1,039,600
                                                                 ------------
 APPAREL RETAIL--1.9%
   Payless ShoeSource, Inc. (b)                       137,400       2,169,546
                                                                 ------------
 APPAREL, ACCESSORIES & LUXURY GOODS--4.4%
   Jones Apparel Group, Inc.                           50,900       1,704,641
   Liz Claiborne, Inc.                                 41,800       1,677,434
   V. F. Corp.                                         26,200       1,549,468
                                                                 ------------
                                                                    4,931,543
                                                                 ------------
 AUTO PARTS & EQUIPMENT--5.6%
   American Axle & Manufacturing Holdings,
     Inc.                                              37,000         906,500
   ArvinMeritor, Inc.                                  91,800       1,420,146
   BorgWarner, Inc.                                    31,000       1,509,080
   Dana Corp.                                          95,200       1,217,608
   Modine Manufacturing Co.                            41,000       1,202,530
                                                                 ------------
                                                                    6,255,864
                                                                 ------------
 AUTOMOTIVE RETAIL--1.8%
   AutoNation, Inc. (b)                                78,900       1,494,366
   Group 1 Automotive, Inc. (b)                        18,900         497,070
                                                                 ------------
                                                                    1,991,436
                                                                 ------------
 COMMUNICATIONS EQUIPMENT--2.3%
   ADC Telecommunications, Inc. (b)                    33,300          66,267
   Andrew Corp. (b)                                   131,600       1,541,036
   Tellabs, Inc. (b)                                  142,500       1,040,250
                                                                 ------------
                                                                    2,647,553
                                                                 ------------
 COMPUTER & ELECTRONICS RETAIL--0.8%
   RadioShack Corp.                                    36,400         891,800
                                                                 ------------
 COMPUTER STORAGE & PERIPHERALS--0.6%
   Western Digital Corp. (b)                           52,200         665,550
                                                                 ------------
 CONSTRUCTION & ENGINEERING--1.9%
   URS Corp. (b)                                       73,500       2,113,125
                                                                 ------------
 CONSTRUCTION MATERIALS--0.7%
   Texas Industries, Inc.                              14,100         757,875
                                                                 ------------
 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.9%
   PACCAR, Inc.                                        23,100       1,672,209
   Terex Corp. (b)                                     36,600       1,584,780
                                                                 ------------
                                                                    3,256,989
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 DEPARTMENT STORES--1.2%
   Federated Department Stores, Inc.                   10,800    $    687,312
   Neiman Marcus Group, Inc. (The) Class A              7,300         668,023
                                                                 ------------
                                                                    1,355,335
                                                                 ------------
 DISTILLERS & VINTNERS--2.5%
   Constellation Brands, Inc. Class A (b)              52,900       2,796,823
                                                                 ------------
 DISTRIBUTORS--1.3%
   Hughes Supply, Inc.                                 50,600       1,505,350
                                                                 ------------
 ELECTRIC UTILITIES--2.3%
   Northeast Utilities                                 66,700       1,285,309
   PNM Resources, Inc.                                 47,850       1,276,638
                                                                 ------------
                                                                    2,561,947
                                                                 ------------
 ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
   Cooper Industries Ltd. Class A                      30,000       2,145,600
                                                                 ------------
 ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
   Vishay Intertechnology, Inc. (b)                   102,578       1,275,044
                                                                 ------------
 ELECTRONIC MANUFACTURING SERVICES--0.5%
   Solectron Corp. (b)                                154,400         535,768
                                                                 ------------
 FOOD RETAIL--0.3%
   SUPERVALU, Inc.                                     10,000         333,500
                                                                 ------------
 FOOTWEAR--1.5%
   Reebok International Ltd.                           39,100       1,732,130
                                                                 ------------
 HEALTH CARE DISTRIBUTORS--1.7%
   Owens & Minor, Inc.                                 69,100       1,876,065
                                                                 ------------
 HOMEBUILDING--3.6%
   Beazer Homes USA, Inc.                              40,200       2,004,372
   Pulte Homes, Inc.                                   27,300       2,010,099
                                                                 ------------
                                                                    4,014,471
                                                                 ------------
 HYPERMARKETS & SUPER CENTERS--1.7%
   BJ's Wholesale Club, Inc. (b)                       60,900       1,891,554
                                                                 ------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.4%
   Constellation Energy Group, Inc.                    30,000       1,551,000
                                                                 ------------
 INDUSTRIAL CONGLOMERATES--1.7%
   Textron, Inc.                                       26,000       1,940,120
                                                                 ------------
 INDUSTRIAL MACHINERY--1.9%
   Harsco Corp.                                        15,300         912,033
   Mueller Industries, Inc.                            12,500         351,875
   Parker Hannifin Corp.                               14,300         871,156
                                                                 ------------
                                                                    2,135,064
                                                                 ------------
 INTEGRATED OIL & GAS--1.3%
   Amerada Hess Corp.                                  14,800       1,423,908
                                                                 ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 INVESTMENT BANKING & BROKERAGE--2.0%
   Edwards (A.G.), Inc.                                51,300    $  2,298,240
                                                                 ------------
 LIFE & HEALTH INSURANCE--1.4%
   Stancorp Financial Group, Inc.                      18,100       1,534,518
                                                                 ------------
 MANAGED HEALTH CARE--1.4%
   Pacificare Health Systems, Inc. (b)                 28,400       1,616,528
                                                                 ------------
 METAL & GLASS CONTAINERS--1.9%
   Ball Corp.                                          20,600         854,488
   Silgan Holdings, Inc.                               19,200       1,247,616
                                                                 ------------
                                                                    2,102,104
                                                                 ------------
 MULTI-UTILITIES & UNREGULATED POWER--1.5%
   Puget Energy, Inc.                                  54,200       1,194,568
   WPS Resources Corp.                                 10,500         555,660
                                                                 ------------
                                                                    1,750,228
                                                                 ------------
 OFFICE SERVICES & SUPPLIES--2.6%
   IKON Office Solutions, Inc.                        125,300       1,239,217
   United Stationers, Inc. (b)                         36,700       1,660,675
                                                                 ------------
                                                                    2,899,892
                                                                 ------------
 OIL & GAS EQUIPMENT & SERVICES--1.6%
   SEACOR Holdings, Inc. (b)                           27,800       1,772,250
                                                                 ------------
 OIL & GAS EXPLORATION & PRODUCTION--1.4%
   Pogo Producing Co.                                  31,900       1,570,756
                                                                 ------------
 PACKAGED FOODS & MEATS--1.6%
   Del Monte Foods Co.                                172,000       1,866,200
                                                                 ------------
 PAPER PRODUCTS--1.0%
   MeadWestvaco Corp.                                  34,600       1,100,972
                                                                 ------------
 PROPERTY & CASUALTY INSURANCE--1.3%
   Old Republic International Corp.                    62,800       1,462,612
                                                                 ------------
 REGIONAL BANKS--4.8%
   Central Pacific Financial Corp.                     36,000       1,211,400
   Hibernia Corp. Class A                              27,000         864,270
   Popular, Inc.                                       30,000         729,600
   TD Banknorth, Inc. (b)                               7,350         229,614
   UnionBanCal Corp.                                   23,500       1,439,375
   Whitney Holding Corp.                               21,000         934,710
                                                                 ------------
                                                                    5,408,969
                                                                 ------------
 REITS--0.4%
   FelCor Lodging Trust, Inc. (b)                      39,500         490,985
                                                                 ------------
 RESTAURANTS--0.4%
   Jack in the Box, Inc. (b)                           11,900         441,490
                                                                 ------------
 SPECIALTY CHEMICALS--4.2%
   Albemarle Corp.                                     40,700       1,479,852
   Crompton Corp.                                      60,400         881,840
   Cytec Industries, Inc.                              42,800       2,321,900
                                                                 ------------
                                                                    4,683,592
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
 DOMESTIC COMMON STOCKS (CONTINUED)
 SPECIALTY STORES--3.9%
   Borders Group, Inc.                                 74,500    $  1,983,190
   Office Depot, Inc. (b)                             109,000       2,417,620
                                                                 ------------
                                                                    4,400,810
                                                                 ------------
 STEEL--2.8%
   Reliance Steel & Aluminum Co.                       35,000       1,400,350
   United States Steel Corp.                           34,600       1,759,410
                                                                 ------------
                                                                    3,159,760
                                                                 ------------
 TECHNOLOGY DISTRIBUTORS--2.2%
   Anixter International, Inc. (b)                     25,100         907,365
   Arrow Electronics, Inc. (b)                         18,900         479,115
   Avnet, Inc. (b)                                     22,800         419,976
   Tech Data Corp. (b)                                 18,000         667,080
                                                                 ------------
                                                                    2,473,536
                                                                 ------------
 THRIFTS & MORTGAGE FINANCE--6.0%
   Astoria Financial Corp.                             51,750       1,309,275
   Commercial Federal Corp.                            28,000         774,200
   MAF Bancorp, Inc.                                   44,000       1,827,760
   Radian Group, Inc.                                  40,100       1,914,374
   Washington Federal, Inc.                            39,806         927,878
                                                                 ------------
                                                                    6,753,487
                                                                 ------------
 TOBACCO--1.5%
   Universal Corp.                                     36,300       1,661,451
                                                                 ------------
 TRADING COMPANIES & DISTRIBUTORS--0.2%
   GATX Corp.                                           6,600         219,054
                                                                 ------------
 TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $87,637,993)                                  107,611,751
                                                                 ------------
 FOREIGN  COMMON STOCKS(c)--1.2%
 COMMUNICATIONS EQUIPMENT--0.3%
   Nortel Networks Corp. (Canada) (b)                 141,700         386,841
                                                                 ------------
 REINSURANCE--0.9%
   PartnerRe Ltd. (Bermuda)                             6,700         432,820
   Platinum Underwriters Holdings Ltd.
     (United States)                                   20,000         594,000
                                                                 ------------
                                                                    1,026,820
                                                                 ------------
 TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,110,276)                                     1,413,661
                                                                 ------------
 TOTAL LONG TERM INVESTMENTS--96.9%
   (Identified cost $88,748,269)                                  109,025,412
                                                                 ------------
 SHORT-TERM INVESTMENTS--3.2%
 MONEY MARKET MUTUAL FUNDS--3.2%
   SSgA Money Market Fund (2.39%
     seven day effective yield)                     3,583,092       3,583,092
                                                                 ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                                     VALUE
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENTS                                       3,583,092
   (Identified cost $3,583,092)
                                                                 ------------
 TOTAL INVESTMENTS--100.1%
   (Identified cost $92,331,361)                                  112,608,504(a)
   Other assets and liabilities, net--(0.1)%                         (129,153)
                                                                 ------------
 NET ASSETS--100.0%                                              $112,479,351
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,147,590 and gross depreciation of $3,870,447 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $92,331,361.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--96.0%
AEROSPACE & DEFENSE--3.6%
  Curtiss-Wright Corp.                                   17,200   $   980,400
  Esterline Technologies Corp. (b)                       20,000       691,000
  Moog, Inc. Class A (b)                                 14,550       657,660
                                                                  -----------
                                                                    2,329,060
                                                                  -----------
AIRLINES--1.5%
  Pinnacle Airlines Corp. (b)                            91,300       969,606
                                                                  -----------
APPAREL RETAIL--4.2%
  Foot Locker, Inc.                                      10,000       293,000
  Payless ShoeSource, Inc. (b)                           73,500     1,160,565
  Too, Inc. (b)                                          50,700     1,250,769
                                                                  -----------
                                                                    2,704,334
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
  Kellwood Co.                                           19,000       547,010
  Phillips-Van Heusen Corp.                              33,950       904,428
                                                                  -----------
                                                                    1,451,438
                                                                  -----------
AUTO PARTS & EQUIPMENT--5.0%
  American Axle & Manufacturing Holdings,
    Inc.                                                 22,000       539,000
  ArvinMeritor, Inc.                                     51,900       802,893
  BorgWarner, Inc.                                       13,800       671,784
  Dana Corp.                                             50,600       647,174
  Modine Manufacturing Co.                               17,600       516,208
                                                                  -----------
                                                                    3,177,059
                                                                  -----------
AUTOMOTIVE RETAIL--2.1%
  Group 1 Automotive, Inc. (b)                           23,800       625,940
  Sonic Automotive, Inc.                                 32,050       727,855
                                                                  -----------
                                                                    1,353,795
                                                                  -----------
CASINOS & GAMING--1.1%
  Aztar Corp. (b)                                        24,400       696,864
                                                                  -----------
COMMUNICATIONS EQUIPMENT--2.7%
  ADC Telecommunications, Inc. (b)                      156,700       311,833
  Andrew Corp. (b)                                       79,300       928,603
  Black Box Corp.                                        12,800       478,848
                                                                  -----------
                                                                    1,719,284
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
  Western Digital Corp. (b)                              30,500       388,875
                                                                  -----------
CONSTRUCTION & ENGINEERING--2.9%
  Granite Construction, Inc.                             28,100       738,187
  URS Corp. (b)                                          39,300     1,129,875
                                                                  -----------
                                                                    1,868,062
                                                                  -----------
CONSTRUCTION MATERIALS--0.7%
  Texas Industries, Inc.                                  8,500       456,875
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.4%
  Terex Corp. (b)                                        21,000   $   909,300
                                                                  -----------
DEPARTMENT STORES--0.4%
  Neiman Marcus Group, Inc. (The) Class A                 3,100       283,681
                                                                  -----------
DISTRIBUTORS--1.1%
  Hughes Supply, Inc.                                    23,000       684,250
                                                                  -----------
DIVERSIFIED METALS & MINING--1.6%
  RTI International Metals, Inc. (b)                     42,700       999,180
                                                                  -----------
ELECTRIC UTILITIES--2.0%
  Northeast Utilities                                    29,050       559,794
  PNM Resources, Inc.                                    27,500       733,700
                                                                  -----------
                                                                    1,293,494
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
  C&D Technologies, Inc.                                 45,100       453,255
  Genlyte Group, Inc. (The) (b)                           3,800       341,886
  Penn Engineering & Manufacturing Corp.                 13,300       240,065
  Regal-Beloit Corp.                                     34,600       996,134
                                                                  -----------
                                                                    2,031,340
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Vishay Intertechnology, Inc. (b)                       55,145       685,452
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--1.5%
  CTS Corp.                                              76,100       989,300
                                                                  -----------
FOOTWEAR--1.3%
  Reebok International Ltd.                              18,900       837,270
                                                                  -----------
HEALTH CARE DISTRIBUTORS--1.1%
  Owens & Minor, Inc.                                    26,400       716,760
                                                                  -----------
HEALTH CARE EQUIPMENT--1.4%
  CONMED Corp. (b)                                       30,000       903,600
                                                                  -----------
HEALTH CARE FACILITIES--0.9%
  Universal Health Services, Inc. Class B                10,900       571,160
                                                                  -----------
HOMEBUILDING--2.9%
  Beazer Homes USA, Inc.                                 20,400     1,017,144
  Pulte Homes, Inc.                                      11,800       868,834
                                                                  -----------
                                                                    1,885,978
                                                                  -----------
HYPERMARKETS & SUPER CENTERS--1.7%
  BJ's Wholesale Club, Inc. (b)                          34,200     1,062,252
                                                                  -----------
INDUSTRIAL MACHINERY--0.9%
  Gardner Denver, Inc. (b)                                8,000       316,080
  Wolverine Tube, Inc. (b)                               28,800       257,760
                                                                  -----------
                                                                      573,840
                                                                  -----------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INVESTMENT BANKING & BROKERAGE--2.0%
  Edwards (A.G.), Inc.                                   29,000   $ 1,299,200
                                                                  -----------
LEISURE PRODUCTS--1.0%
  Callaway Golf Co.                                      52,000       665,600
                                                                  -----------
LIFE & HEALTH INSURANCE--1.3%
  Stancorp Financial Group, Inc.                          9,700       822,366
                                                                  -----------
MANAGED HEALTH CARE--1.5%
  Pacificare Health Systems, Inc. (b)                    16,400       933,488
                                                                  -----------
MARINE--0.4%
  Alexander & Baldwin, Inc.                               5,500       226,600
                                                                  -----------
METAL & GLASS CONTAINERS--1.3%
  Silgan Holdings, Inc.                                  13,200       857,736
                                                                  -----------
MULTI-LINE INSURANCE--0.4%
  American National Insurance Co.                         2,700       285,930
                                                                  -----------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
  Puget Energy, Inc.                                     33,900       747,156
  WPS Resources Corp.                                     3,100       164,052
                                                                  -----------
                                                                      911,208
                                                                  -----------
OFFICE SERVICES & SUPPLIES--2.3%
  IKON Office Solutions, Inc.                            60,200       595,378
  United Stationers, Inc. (b)                            18,800       850,700
                                                                  -----------
                                                                    1,446,078
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--2.8%
  Offshore Logistics, Inc. (b)                           11,700       389,844
  Oil States International, Inc. (b)                     36,200       743,910
  SEACOR Holdings, Inc. (b)                              10,200       650,250
                                                                  -----------
                                                                    1,784,004
                                                                  -----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Plains Exploration & Production Co. (b)                37,700     1,315,730
                                                                  -----------
PACKAGED FOODS & MEATS--2.0%
  Del Monte Foods Co.                                    86,100       934,185
  J & J Snack Foods Corp.                                 7,000       327,810
                                                                  -----------
                                                                    1,261,995
                                                                  -----------
PAPER PACKAGING--0.7%
  Rock-Tenn Co. Class A                                  33,000       438,900
                                                                  -----------
PAPER PRODUCTS--1.4%
  Schweitzer-Mauduit International, Inc.                 27,525       923,464
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.9%
  Bristol West Holdings, Inc.                            15,700       243,350
  Harleysville Group, Inc.                               15,400       305,844
                                                                  -----------
                                                                      549,194
                                                                  -----------
REGIONAL BANKS--2.3%
  Central Pacific Financial Corp.                        22,900       770,585
  Community Bank System, Inc.                            17,600       403,216
  F.N.B. Corp.                                           17,500       335,125
                                                                  -----------
                                                                    1,508,926
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
REITS--1.5%
  CRT Properties, Inc.                                   32,300   $   703,494
  FelCor Lodging Trust, Inc. (b)                         19,500       242,385
                                                                  -----------
                                                                      945,879
                                                                  -----------
RESTAURANTS--0.4%
  Jack in the Box, Inc. (b)                               7,500       278,250
                                                                  -----------
SPECIALTY CHEMICALS--3.7%
  Albemarle Corp.                                        24,600       894,456
  Crompton Corp.                                         28,000       408,800
  Cytec Industries, Inc.                                 19,900     1,079,575
                                                                  -----------
                                                                    2,382,831
                                                                  -----------
SPECIALTY STORES--2.3%
  Borders Group, Inc.                                    42,000     1,118,040
  Zale Corp. (b)                                         12,800       380,416
                                                                  -----------
                                                                    1,498,456
                                                                  -----------
STEEL--3.9%
  Commercial Metals Co.                                  38,600     1,308,154
  Quanex Corp.                                           11,250       599,850
  Reliance Steel & Aluminum Co.                          14,500       580,145
                                                                  -----------
                                                                    2,488,149
                                                                  -----------
TECHNOLOGY DISTRIBUTORS--2.4%
  Anixter International, Inc. (b)                         9,400       339,810
  Avnet, Inc. (b)                                         7,800       143,676
  Bell Microproducts, Inc. (b)                           95,518       714,475
  Global Imaging Systems, Inc. (b)                        9,200       326,232
                                                                  -----------
                                                                    1,524,193
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--4.5%
  Astoria Financial Corp.                                33,750       853,875
  Commercial Federal Corp.                               18,500       511,525
  MAF Bancorp, Inc.                                      20,900       868,186
  Washington Federal, Inc.                               27,604       643,449
                                                                  -----------
                                                                    2,877,035
                                                                  -----------
TOBACCO--1.2%
  Universal Corp.                                        16,600       759,782
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--0.2%
  GATX Corp.                                              3,800       126,122
                                                                  -----------
TRUCKING--3.0%
  Arkansas Best Corp.                                    19,300       729,154
  Dollar Thrifty Automotive Group, Inc. (b)              37,000     1,212,860
                                                                  -----------
                                                                    1,942,014
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $50,174,519)                                    61,595,239
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--1.4%
PROPERTY & CASUALTY INSURANCE--0.1%
  Aspen Insurance Holdings Ltd.
    (Bermuda)                                             2,700        68,067
                                                                  -----------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                        SHARES       VALUE
                                                       --------   -----------
FOREIGN  COMMON STOCKS (CONTINUED)
REINSURANCE--1.3%
  PartnerRe Ltd. (Bermuda)                                2,900   $   187,340
  Platinum Underwriters Holdings Ltd.
    (United States)                                      21,500       638,550
                                                                  -----------
                                                                      825,890
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $857,936)                                          893,957
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified cost $51,032,455)                                    62,489,196
                                                                  -----------
SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--2.9%
  SSgA Money Market Fund (2.39% seven
    day effective yield)                              1,830,403     1,830,403
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,830,403)                                      1,830,403
                                                                  -----------

TOTAL INVESTMENTS--100.3%
  (Identified cost $52,862,858)                                    64,319,599(a)
  Other assets and liabilities, net--(0.3)%                          (183,849)
                                                                  -----------
NET ASSETS--100.0%                                                $64,135,750
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,266,331 and gross depreciation of $2,804,235 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $52,857,503.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--96.8%
AEROSPACE & DEFENSE--3.7%
  L-3 Communications Holdings, Inc.                      28,260   $ 2,007,025
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.6%
  Coach, Inc. (b)                                        24,450     1,384,603
                                                                  -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.5%
  Investors Financial Services Corp.                     27,590     1,349,427
                                                                  -----------
BIOTECHNOLOGY--3.0%
  Genzyme Corp. (b)                                      28,320     1,621,037
                                                                  -----------
CASINOS & GAMING--2.4%
  Station Casinos, Inc.                                  19,280     1,302,364
                                                                  -----------
COMMODITY CHEMICALS--2.9%
  Lyondell Chemical Co.                                  55,560     1,551,235
                                                                  -----------
COMMUNICATIONS EQUIPMENT--6.9%
  Comverse Technology, Inc. (b)                          78,160     1,971,195
  Juniper Networks, Inc. (b)                             77,730     1,714,724
                                                                  -----------
                                                                    3,685,919
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--3.0%
  Network Appliance, Inc. (b)                            58,600     1,620,876
                                                                  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.0%
  Oshkosh Truck Corp.                                    13,400     1,098,666
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--7.6%
  Alliance Data Systems Corp. (b)                        48,540     1,961,016
  Global Payments, Inc.                                  32,550     2,099,149
                                                                  -----------
                                                                    4,060,165
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--3.8%
  Jabil Circuit, Inc. (b)                                72,230     2,060,000
                                                                  -----------
HEALTH CARE EQUIPMENT--5.7%
  Fisher Scientific International, Inc. (b)              26,400     1,502,688
  Kinetic Concepts, Inc. (b)                             25,940     1,547,321
                                                                  -----------
                                                                    3,050,009
                                                                  -----------
HEALTH CARE SERVICES--5.7%
  Caremark Rx, Inc. (b)                                  36,080     1,435,262
  Quest Diagnostics, Inc.                                15,650     1,645,285
                                                                  -----------
                                                                    3,080,547
                                                                  -----------
HOMEFURNISHING RETAIL--5.6%
  Bed Bath & Beyond, Inc. (b)                            34,030     1,243,456
  Williams-Sonoma, Inc. (b)                              48,490     1,782,008
                                                                  -----------
                                                                    3,025,464
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--3.2%
  Marriott International, Inc. Class A                   25,460     1,702,256
                                                                  -----------
INTERNET SOFTWARE & SERVICES--3.5%
  VeriSign, Inc. (b)                                     65,760     1,887,312
                                                                  -----------


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT--3.6%
  DreamWorks Animation SKG, Inc. Class A (b)             46,810   $ 1,905,635
                                                                  -----------
PHARMACEUTICALS--3.1%
  Sepracor, Inc. (b)                                     28,650     1,644,796
                                                                  -----------
RESTAURANTS--2.8%
  Darden Restaurants, Inc.                               48,420     1,485,526
                                                                  -----------
SEMICONDUCTOR EQUIPMENT--2.3%
  KLA-Tencor Corp.                                       26,530     1,220,645
                                                                  -----------
SEMICONDUCTORS--5.5%
  Microchip Technology, Inc.                             49,290     1,282,033
  Xilinx, Inc.                                           57,810     1,689,786
                                                                  -----------
                                                                    2,971,819
                                                                  -----------
SOFT DRINKS--2.3%
  Coca-Cola Enterprises, Inc.                            60,070     1,232,636
                                                                  -----------
SPECIALTY CHEMICALS--2.5%
  Rohm & Haas Co.                                        28,370     1,361,760
                                                                  -----------
SYSTEMS SOFTWARE--3.7%
  Adobe Systems, Inc.                                    29,680     1,993,606
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--3.1%
  Grainger (W.W.), Inc.                                  26,500     1,650,155
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
  Nextel Partners, Inc. Class A (b)                      94,050     2,065,338
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $44,590,823)                                    52,018,821
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--96.8%
  (Identified cost $44,590,823)                                    52,018,821
                                                                  -----------

                                                         PAR
                                                        VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
SHORT-TERM INVESTMENTS--5.8%
COMMERCIAL PAPER--5.8%
  UBS Finance Delaware LLC 2.83%, 4/1/05                 $1,165     1,165,000
  Alpine Securitization Corp. 2.79%, 4/8/05               1,145     1,144,379
  International Lease Finance Corp. 2.78%,
    4/11/05                                                 425       424,672
  George Street Finance LLC 2.81%,
    4/12/05                                                 404       403,653
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,137,704)                                      3,137,704
                                                                  -----------

                      PHOENIX-SENECA MID-CAP GROWTH SERIES

TOTAL INVESTMENTS--102.6%
  (Identified cost $47,728,527)                                   $55,156,525(a)
  Other assets and liabilities, net--(2.6)%                        (1,415,766)
                                                                  -----------
NET ASSETS--100.0%                                                $53,740,759
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,143,744 and gross depreciation of $715,746 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $47,728,527.
(b) Non-income producing.

                      PHOENIX-SENECA STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS--96.2%
AEROSPACE & DEFENSE--7.5%
  L-3 Communications Holdings, Inc.                      31,250   $ 2,219,375
  United Technologies Corp.                              27,200     2,765,152
                                                                  -----------
                                                                    4,984,527
                                                                  -----------
AIR FREIGHT & COURIERS--3.0%
  FedEx Corp.                                            21,490     2,018,985
                                                                  -----------
APPAREL RETAIL--2.5%
  Gap, Inc. (The)                                        77,470     1,691,945
                                                                  -----------
BIOTECHNOLOGY--3.4%
  Amgen, Inc. (b)                                        39,000     2,270,190
                                                                  -----------
CASINOS & GAMING--2.1%
  Harrah's Entertainment, Inc.                           21,100     1,362,638
                                                                  -----------
COMMUNICATIONS EQUIPMENT--6.7%
  Juniper Networks, Inc. (b)                             75,300     1,661,118
  QUALCOMM, Inc.                                         76,200     2,792,730
                                                                  -----------
                                                                    4,453,848
                                                                  -----------
COMPUTER HARDWARE--7.1%
  Dell, Inc. (b)                                         58,700     2,255,254
  International Business Machines Corp.                  27,000     2,467,260
                                                                  -----------
                                                                    4,722,514
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--5.7%
  EMC Corp. (b)                                         205,000     2,525,600
  Network Appliance, Inc. (b)                            44,490     1,230,593
                                                                  -----------
                                                                    3,756,193
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--3.2%
  Alliance Data Systems Corp. (b)                        52,920     2,137,968
                                                                  -----------
DEPARTMENT STORES--4.4%
  Penney (J.C.) Co., Inc.                                55,820     2,898,174
                                                                  -----------
HEALTH CARE EQUIPMENT--5.9%
  Fisher Scientific International, Inc. (b)              34,400     1,958,048
  Stryker Corp.                                          44,500     1,985,145
                                                                  -----------
                                                                    3,943,193
                                                                  -----------
HEALTH CARE SERVICES--3.3%
  Caremark Rx, Inc. (b)                                  55,160     2,194,265
                                                                  -----------
HOME IMPROVEMENT RETAIL--3.0%
  Lowe's Cos., Inc.                                      35,200     2,009,568
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--3.5%
  Carnival Corp.                                         44,250     2,292,593
                                                                  -----------
HOUSEHOLD PRODUCTS--3.5%
  Colgate-Palmolive Co.                                  45,000     2,347,650
                                                                  -----------
INDUSTRIAL CONGLOMERATES--6.3%
  3M Co.                                                 28,200     2,416,458


                                                        SHARES       VALUE
                                                       --------   -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
  General Electric Co.                                   49,300   $ 1,777,758
                                                                  -----------
                                                                    4,194,216
                                                                  -----------
INTERNET SOFTWARE & SERVICES--3.9%
  VeriSign, Inc. (b)                                     89,820     2,577,834
                                                                  -----------
MANAGED HEALTH CARE--3.5%
  UnitedHealth Group, Inc.                               24,600     2,346,348
                                                                  -----------
MOVIES & ENTERTAINMENT--3.0%
  Viacom, Inc. Class B                                   56,400     1,964,412
                                                                  -----------
SEMICONDUCTORS--8.0%
  Intel Corp.                                           122,970     2,856,593
  Xilinx, Inc.                                           85,200     2,490,396
                                                                  -----------
                                                                    5,346,989
                                                                  -----------
SOFT DRINKS--3.0%
  Coca-Cola Enterprises, Inc.                            98,000     2,010,960
                                                                  -----------
SYSTEMS SOFTWARE--3.7%
  Adobe Systems, Inc.                                    36,610     2,459,094
                                                                  -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $60,380,415)                                    63,984,104
                                                                  -----------
FOREIGN  COMMON STOCKS(c)--3.5%
COMMUNICATIONS EQUIPMENT--3.5%
  Telefonaktiebolaget LM Ericsson
    ADR (Sweden)                                         81,780     2,306,196
                                                                  -----------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,394,495)                                      2,306,196
                                                                  -----------
TOTAL LONG TERM INVESTMENTS--99.7%
  (Identified cost $62,774,910)                                    66,290,300
                                                                  -----------

                                                         PAR
                                                        VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
SHORT-TERM INVESTMENTS--0.5%
COMMERCIAL PAPER--0.5%
  UBS Finance Delaware LLC 2.83%, 4/1/05                   $365       365,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $365,000)                                          365,000
                                                                  -----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $63,139,910)                                    66,655,300(a)
  Other assets and liabilities, net--(0.2)%                          (130,994)
                                                                  -----------
NET ASSETS--100.0%                                                $66,524,306
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,772,976 and gross depreciation of $2,257,586 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $63,139,910.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of its Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Certain securities held by the series were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At March 31, 2005, the total value of these securities represented approximately the following percentage of net assets:

SERIES                                                  PERCENTAGE OF NET ASSETS
------                                                  ------------------------
Goodwin Multi-Sector Fixed Income                                 3.1%
Goodwin Multi-Sector Short Term Bond                              5.2

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


D. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

     Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

At March 31, 2005, the following series had entered into Forward Currency Contracts as follows:

                                                                                                       Net
                                              In                                                   Unrealized
         Contract to                          Exchange            Settlement                      Appreciation
         Receive                              For                    Date         Value          (Depreciation)
---------------------------------------------------------------------------------------------------------------
Engemann
Strategic Allocation     JPY 20,724,200       USD $200,000         4/12/05       $193,546           ($6,454)
                         JPY 82,711,200       USD $800,000         6/13/05        776,641           (23,359)
                         EUR 597,840          USD $800,000         6/13/05        776,392           (23,608)
                                                                                                    -------
                                                                                                    (53,421)
Goodwin
Multi-Sector
Fixed Income             JPY 518,105,000      USD $5,000,000       4/12/05     $4,838,659         ($161,341)
                         JPY 129,236,250      USD $1,250,000       6/13/05      1,213,501           (36,499)
                         EUR 934,125          USD $1,250,000       6/13/05      1,213,113           (36,887)
                                                                                                    -------
                                                                                                   (234,727)

Goodwin
Multi-Sector Short
  Term Bond              JPY 31,086,300       USD $300,000         4/12/05       $290,320           ($9,680)
                         JPY 20,677,800       USD $200,000         6/13/05        194,160            (5,840)
                         EUR 149,460          USD $200,000         6/13/05        194,098            (5,902)
                                                                                                     ------
                                                                                                    (21,422)

EUR- EURO

JPY- Japanese Yen

USD -United States Dollars

F. REIT INVESTMENTS

     With respect to Phoenix-Duff & Phelps Real Estate Securities Series, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


G. FUTURES CONTRACTS

    A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

At March 31, 2005, the following series had entered into futures contracts as follows:

                                                                      Value of                   Net
                                                         Number       Contracts     Market       Unrealized
                                           Expiration    of           when          Value of     Appreciation
                     Description           Date          Contracts    Opened        Contracts    (Depreciation)
---------------------------------------------------------------------------------------------------------------
Northern Dow 30      Dow Jones
                     Industrial Average
                     Index                 June '05         2         $216,580       $210,400        ($6,180)

Northern
NASDAQ 100(R)        NASDAQ 100            June '05         5          153,380        149,100         (4,280)
                     Index

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     Each series may engage in when-issued or delayed delivery transactions. Each series records when-issued securities on the trade date. The series maintains collateral for the securities purchased.

I. REPURCHASE AGREEMENTS

     A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. LOAN AGREEMENTS:

     Certain series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


NOTE 2 -CREDIT RISK AND ASSET CONCENTRATION

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

     High yield debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or sub adviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series' Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2005, the following series held the following restricted securities:

                                                                        Market            % of
                                    Acquisition      Acquisition        Value             Net Assets
                                    Date             Cost               at 3/31/05        at 3/31/05
                                    ----------------------------------------------------------------
Alger Small-Cap
---------------
Autobytel, Inc.                     6/20/03          $20,288            $18,935           0.1%

Alliance/Bernstein
------------------
Enhanced Index
--------------
Seagate Technology
Tax Refund Rights                   11/22/00             0              1,032             0.0

Engemann
--------
Strategic Allocation
--------------------
ITW Cupids Financial Trust I 144A
6.55%, 12/31/11                     4/18/02          1,996,980          2,134,506         0.5

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


                                                                        Market            % of
                                    Acquisition      Acquisition        Value             Net Assets
                                    Date             Cost               at 3/31/05        at 3/31/05
                                    ----------------------------------------------------------------
Goodwin Multi-Sector
--------------------
Fixed Income
------------
Candescent Technologies Corp.
Cv. 144A 8%, 5/1/03                 3/6/00           40,000             0                 0.0

     Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 4--MERGER

     The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved Plans of Reorganization to merge four series of the Fund into other funds. The shareholders approved the Plans of Reorganization; the Merging Series transferred all or substantially all of their assets and liabilities to the corresponding Acquiring Fund. In exchange, shareholders of the Merging Series received a proportional number of shares in the Acquiring Fund resulting in the complete liquidation of the Merging Series. The shareholders of the Merging Series approved the Plans of Reorganization at a Special Meeting of Phoenix-Lord Abbett Shareholders on April 12, 2005 and April 26, 2005 for the Phoenix-Lazard Shareholders. The merger occurred on April 29, 2005.

Merging Series                                    Acquiring Funds
------------------------------------------        ------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series         Lord Abbett Bond-Debenture Portfolio Class VC
Phoenix-Lord Abbett Large-Cap Value Series        Lord Abbett Growth and Income Portfolio Class VC
Phoenix-Lord Abbett Mid-Cap Value Series          Lord Abbett Mid-Cap Value Portfolio Class VC
Phoenix-Lazard Small-Cap Value Series             Lazard Retirement Small Cap Value Portfolio

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Phoenix Edge Series Fund
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         --------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date        May 26, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         --------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date        May 26, 2005
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         --------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date        May 23, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.